First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Airlines — 1.8%
171,792	Alaska Air Group, Inc.	$6,509,199
555,403	JetBlue Airways Corp. (a)	6,648,174
80,407	Southwest Airlines Co.	3,178,489
86,770	United Airlines Holdings, Inc. (a)	2,938,032
		19,273,894

	Auto Components — 3.9%
137,275	Aptiv PLC	13,245,665
324,869	BorgWarner, Inc.	11,363,918
366,568	Gentex Corp.	10,142,936
57,705	Lear Corp.	6,971,341
		41,723,860

	Automobiles — 4.8%
1,417,280	Ford Motor Co.	10,955,574
425,329	General Motors Co.	14,686,610
122,873	Harley-Davidson, Inc.	4,040,064
36,670	Tesla, Inc. (a)	14,229,427
99,087	Thor Industries, Inc.	8,380,779
		52,292,454

	Building Products — 0.3%
34,851	Fortune Brands Home & Security, Inc.	2,818,400

	Commercial Services & Supplies — 3.7%
119,679	Copart, Inc. (a)	13,207,774
241,702	IAA, Inc. (a)	13,677,916
232,248	Rollins, Inc.	13,435,547
		40,321,237

	Distributors — 2.9%
453,858	LKQ Corp. (a)	14,518,917
47,025	Pool Corp.	16,450,756
		30,969,673

	Diversified Consumer Services — 5.8%
41,388	Bright Horizons Family Solutions, Inc. (a)	6,541,374
176,168	Chegg, Inc. (a)	12,937,778
77,493	frontdoor, Inc. (a)	3,070,273
38,930	Graham Holdings Co., Class B	14,806,636
157,436	Grand Canyon Education, Inc. (a)	12,338,259
386,293	H&R Block, Inc.	6,667,417
149,187	Service Corp. International	6,908,850
		63,270,587

	Electronic Equipment, Instruments & Components — 0.7%
94,941	Dolby Laboratories, Inc., Class A	7,128,170

	Entertainment — 6.1%
37,248	Activision Blizzard, Inc.	2,820,791

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
72,380	Electronic Arts, Inc. (a)	$8,673,295
55,962	Live Nation Entertainment, Inc. (a)	2,730,946
229,694	Madison Square Garden Entertainment Corp. (a)	14,930,110
18,877	Netflix, Inc. (a)	8,980,544
38,913	Spotify Technology S.A. (a)	9,334,840
76,174	Take-Two Interactive Software, Inc. (a)	11,800,876
689,992	Zynga, Inc., Class A (a)	6,203,028
		65,474,430

	Food & Staples Retailing — 1.7%
35,452	Costco Wholesale Corp.	12,678,344
44,977	Walmart, Inc.	6,240,559
		18,918,903

	Hotels, Restaurants & Leisure — 8.0%
10,119	Chipotle Mexican Grill, Inc. (a)	12,157,776
22,196	Domino’s Pizza, Inc.	8,397,191
76,825	Dunkin’ Brands Group, Inc.	7,660,221
789,881	Extended Stay America, Inc.	8,965,149
235,816	Hyatt Hotels Corp., Class A	13,002,894
13,737	McDonald’s Corp.	2,925,981
723,303	MGM Resorts International	14,878,343
35,093	Starbucks Corp.	3,051,687
14,092	Vail Resorts, Inc.	3,269,908
282,250	Wendy’s (The) Co.	6,167,162
56,946	Yum China Holdings, Inc.	3,031,236
33,025	Yum! Brands, Inc.	3,082,223
		86,589,771

	Household Durables — 11.1%
208,010	D.R. Horton, Inc.	13,897,148
99,505	Garmin Ltd.	10,350,510
152,847	Leggett & Platt, Inc.	6,378,305
192,603	Lennar Corp., Class A	13,526,509
161,204	Mohawk Industries, Inc. (a)	16,634,641
2,311	NVR, Inc. (a)	9,135,591
339,853	PulteGroup, Inc.	13,852,408
176,385	Tempur Sealy International, Inc. (a)	15,698,265
258,640	Toll Brothers, Inc.	10,935,299
51,330	Whirlpool Corp.	9,493,997
		119,902,673

	Internet & Direct Marketing Retail — 5.4%
4,996	Amazon.com, Inc. (a)	15,168,606
181,172	eBay, Inc.	8,629,222
129,341	Etsy, Inc. (a)	15,726,572
32,886	Expedia Group, Inc.	3,096,217
419,952	Qurate Retail, Inc., Series A	2,843,075

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
54,059	Wayfair, Inc., Class A (a)	$13,408,254
		58,871,946

	Leisure Products — 3.8%
36,452	Hasbro, Inc.	3,015,309
806,759	Mattel, Inc. (a)	11,109,071
158,523	Peloton Interactive, Inc., Class A (a)	17,470,820
100,053	Polaris, Inc.	9,090,816
		40,686,016

	Media — 6.8%
722,638	Discovery, Inc., Class A (a)	14,626,193
339,169	Fox Corp., Class A	8,994,762
377,487	Interpublic Group of (The) Cos., Inc.	6,828,740
190,228	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	6,581,889
70,467	New York Times (The) Co., Class A	2,794,721
139,947	Nexstar Media Group, Inc., Class A	11,531,633
127,125	Omnicom Group, Inc.	6,000,300
562,549	Sirius XM Holdings, Inc.	3,223,405
449,321	ViacomCBS, Inc., Class B	12,837,101
		73,418,744

	Multiline Retail — 4.8%
75,049	Dollar General Corp.	15,663,477
68,893	Dollar Tree, Inc. (a)	6,222,416
679,194	Kohl’s Corp.	14,460,040
108,062	Ollie’s Bargain Outlet Holdings, Inc. (a)	9,411,120
39,975	Target Corp.	6,084,994
		51,842,047

	Personal Products — 0.6%
28,833	Estee Lauder (The) Cos., Inc., Class A	6,333,457

	Road & Rail — 1.9%
35,355	AMERCO	12,273,842
258,748	Uber Technologies, Inc. (a)	8,644,771
		20,918,613

	Software — 2.8%
371,692	2U, Inc. (a)	13,696,850
30,325	Trade Desk (The), Inc., Class A (a)	17,177,597
		30,874,447

	Specialty Retail — 18.5%
40,995	Advance Auto Parts, Inc.	6,037,744
237,777	AutoNation, Inc. (a)	13,489,089

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
5,344	AutoZone, Inc. (a)	$6,033,269
141,358	Best Buy Co., Inc.	15,768,485
14,630	Burlington Stores, Inc. (a)	2,832,075
102,699	CarMax, Inc. (a)	8,877,302
70,527	Carvana Co. (a)	13,072,179
108,720	Dick’s Sporting Goods, Inc.	6,158,988
74,325	Five Below, Inc. (a)	9,910,495
210,318	Floor & Decor Holdings, Inc., Class A (a)	15,353,214
381,030	Foot Locker, Inc.	14,052,386
45,318	Home Depot (The), Inc.	12,086,764
94,849	Lowe’s Cos., Inc.	14,995,627
27,296	O’Reilly Automotive, Inc. (a)	11,917,434
198,050	Penske Automotive Group, Inc.	10,132,238
26,027	Tiffany & Co.	3,405,373
54,183	TJX (The) Cos., Inc.	2,752,496
109,751	Tractor Supply Co.	14,619,931
13,462	Ulta Beauty, Inc. (a)	2,783,538
173,949	Williams-Sonoma, Inc.	15,865,888
		200,144,515

	Textiles, Apparel & Luxury Goods — 4.5%
34,826	Carter’s, Inc.	2,836,578
34,666	Columbia Sportswear Co.	2,585,737
599,306	Hanesbrands, Inc.	9,630,847
28,658	Lululemon Athletica, Inc. (a)	9,150,213
75,188	NIKE, Inc., Class B	9,028,575
92,581	Ralph Lauren Corp.	6,189,040
208,232	Skechers U.S.A., Inc., Class A (a)	6,603,037
42,922	VF Corp.	2,884,358
		48,908,385
	Total Common Stocks — 99.9%	1,080,682,222
	(Cost $1,004,316,854)

	Money Market Funds — 0.1%
1,049,806	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,049,806
	(Cost $1,049,806)

	Total Investments — 100.0%	1,081,732,028
	(Cost $1,005,366,660) (c)
	Net Other Assets and Liabilities — (0.0)%	(538,159)
	Net Assets — 100.0%	$1,081,193,869

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2020.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $97,407,411 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,042,043. The net unrealized appreciation was $76,365,368.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,080,682,222	$—	$—
Money Market Funds	1,049,806	—	—
Total Investments	$1,081,732,028	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 15.0%
11,683	Boston Beer (The) Co., Inc., Class A (a)	$12,140,740
54,806	Brown-Forman Corp., Class B	3,820,526
74,783	Keurig Dr Pepper, Inc.	2,011,663
246,007	Molson Coors Beverage Co., Class B	8,674,207
102,943	Monster Beverage Corp. (a)	7,882,345
14,892	PepsiCo, Inc.	1,984,955
		36,514,436

	Chemicals — 2.9%
214,925	Corteva, Inc.	7,088,227

	Food & Staples Retailing — 22.3%
745,126	Albertsons Cos., Inc., Class A (b)	10,945,901
34,855	Casey’s General Stores, Inc.	5,875,507
157,477	Grocery Outlet Holding Corp. (a)	6,932,138
304,335	Kroger (The) Co.	9,802,630
493,072	Sprouts Farmers Market, Inc. (a)	9,393,022
66,345	Sysco Corp.	3,669,542
92,889	US Foods Holding Corp. (a)	1,941,380
172,383	Walgreens Boots Alliance, Inc.	5,867,917
		54,428,037

	Food Products — 34.4%
177,586	Archer-Daniels-Midland Co.	8,211,577
49,717	Beyond Meat, Inc. (a)	7,081,192
42,671	Campbell Soup Co.	1,991,456
173,397	Conagra Brands, Inc.	6,084,501
100,389	General Mills, Inc.	5,934,998
84,434	Hormel Foods Corp.	4,111,091
136,363	Ingredion, Inc.	9,666,773
71,468	J.M. Smucker (The) Co.	8,018,710
31,955	Kellogg Co.	2,009,650
31,901	McCormick & Co., Inc.	5,758,449
71,854	Mondelez International, Inc., Class A	3,816,884
689,609	Pilgrim’s Pride Corp. (a)	11,544,055
173,504	Tyson Foods, Inc., Class A	9,929,634
		84,158,970

	Health Care Providers & Services — 7.4%
42,592	AmerisourceBergen Corp.	4,091,813
176,712	CVS Health Corp.	9,911,776
27,718	McKesson Corp.	4,088,128
		18,091,717

	Household Products — 10.5%
88,102	Church & Dwight Co., Inc.	7,787,336
9,821	Clorox (The) Co.	2,035,402
105,467	Energizer Holdings, Inc.	4,150,127
13,978	Kimberly-Clark Corp.	1,853,343
44,550	Procter & Gamble (The) Co.	6,107,805

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
134,814	Reynolds Consumer Products, Inc.	$3,807,147
		25,741,160

	Personal Products — 6.6%
176,977	Herbalife Nutrition Ltd. (a)	7,988,742
164,823	Nu Skin Enterprises, Inc., Class A	8,134,015
		16,122,757

	Tobacco — 0.8%
27,524	Philip Morris International, Inc.	1,954,754
	Total Common Stocks — 99.9%	244,100,058
	(Cost $241,751,766)

	Money Market Funds — 0.7%
1,540,567	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,540,567
216,436	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	216,436
	Total Money Market Funds — 0.7%	1,757,003
	(Cost $1,757,003)

Principal Value	Description	Value

	Repurchase Agreements — 3.6%
$8,838,603	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $8,838,640. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $9,010,245. (d)	8,838,603
	(Cost $8,838,603)

	Total Investments — 104.2%	254,695,664
	(Cost $252,347,372) (e)
	Net Other Assets and Liabilities — (4.2)%	(10,265,134)
	Net Assets — 100.0%	$244,430,530

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,851,305 and the total value of the collateral held by the Fund is $10,379,170.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,412,536 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,064,244. The net unrealized appreciation was $2,348,292.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$244,100,058	$—	$—
Money Market Funds	1,757,003	—	—
Repurchase Agreements	—	8,838,603	—
Total Investments	$245,857,061	$8,838,603	$—

* See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Energy Equipment & Services — 7.9%
113,293	Baker Hughes Co.	$1,673,338
71,397	Halliburton Co.	861,048
154,164	Helmerich & Payne, Inc.	2,292,419
166,184	National Oilwell Varco, Inc.	1,395,945
55,297	Schlumberger N.V.	826,137
		7,048,887

	Oil, Gas & Consumable Fuels — 77.5%
280,378	Antero Midstream Corp.	1,606,566
90,849	Apache Corp.	754,047
173,457	Cabot Oil & Gas Corp.	3,085,800
48,810	Cheniere Energy, Inc. (a)	2,336,535
31,372	Chevron Corp.	2,180,354
35,360	Cimarex Energy Co.	897,083
19,502	Concho Resources, Inc.	809,528
130,988	ConocoPhillips	3,748,877
245,213	Continental Resources, Inc. (b)	2,949,912
159,157	Devon Energy Corp.	1,421,272
49,984	Diamondback Energy, Inc.	1,297,585
119,697	EOG Resources, Inc.	4,098,425
116,445	EQT Corp.	1,762,977
266,954	Equitrans Midstream Corp.	1,938,086
125,305	Exxon Mobil Corp.	4,087,449
21,019	Hess Corp.	782,327
152,778	HollyFrontier Corp.	2,827,921
183,169	Kinder Morgan, Inc.	2,179,711
736,251	Marathon Oil Corp.	2,915,554
51,315	Marathon Petroleum Corp.	1,513,793
337,589	Murphy Oil Corp.	2,606,187
300,826	Occidental Petroleum Corp.	2,746,541
115,912	ONEOK, Inc.	3,361,448
91,921	Parsley Energy, Inc., Class A	920,129
43,560	Phillips 66	2,032,510
50,024	Pioneer Natural Resources Co.	3,979,909
107,321	Targa Resources Corp.	1,722,502
99,307	Valero Energy Corp.	3,834,243
114,938	Williams (The) Cos., Inc.	2,205,660
614,550	WPX Energy, Inc. (a)	2,833,076
		69,436,007

	Semiconductors & Semiconductor Equipment — 14.2%
52,090	Enphase Energy, Inc. (a)	5,109,508
34,115	First Solar, Inc. (a)	2,969,540
18,043	SolarEdge Technologies, Inc. (a)	4,649,501
		12,728,549

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 99.6%	$89,213,443
	(Cost $122,817,212)

	Money Market Funds — 0.7%
421,020	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	421,020
210,543	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	210,543
	Total Money Market Funds — 0.7%	631,563
	(Cost $631,563)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
$2,415,492	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $2,415,502. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $2,462,400. (d)	2,415,492
	(Cost $2,415,492)

	Total Investments — 103.0%	92,260,498
	(Cost $125,864,267) (e)
	Net Other Assets and Liabilities — (3.0)%	(2,708,555)
	Net Assets — 100.0%	$89,551,943

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,692,771 and the total value of the collateral held by the Fund is $2,836,512.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,869,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,473,041. The net unrealized depreciation was $33,603,769.

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$89,213,443	$—	$—
Money Market Funds	631,563	—	—
Repurchase Agreements	—	2,415,492	—
Total Investments	$89,845,006	$2,415,492	$—

* See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Banks — 41.1%
577,174	Associated Banc-Corp.	$7,901,512
120,945	Bank of America Corp.	2,866,397
28,832	Bank of Hawaii Corp.	1,748,373
273,316	Bank OZK	6,772,771
113,127	BOK Financial Corp.	6,645,080
168,957	Citigroup, Inc.	6,998,199
172,872	Citizens Financial Group, Inc.	4,710,762
152,341	Comerica, Inc.	6,933,039
45,558	Cullen/Frost Bankers, Inc.	3,201,361
177,977	East West Bancorp, Inc.	6,492,601
1,074,314	F.N.B. Corp.	8,121,814
204,990	Fifth Third Bancorp	4,759,868
22,851	First Citizens BancShares, Inc., Class A	10,573,158
302,030	First Hawaiian, Inc.	5,213,038
463,452	First Horizon National Corp.	4,824,535
476,584	Huntington Bancshares, Inc.	4,975,537
30,260	JPMorgan Chase & Co.	2,966,690
366,330	KeyCorp	4,754,963
63,274	M&T Bank Corp.	6,553,921
565,193	People’s United Financial, Inc.	6,030,609
163,732	Pinnacle Financial Partners, Inc.	7,497,288
26,511	PNC Financial Services Group (The), Inc.	2,966,051
200,821	Popular, Inc.	8,474,646
84,319	Prosperity Bancshares, Inc.	4,646,820
126,347	Regions Financial Corp.	1,680,415
52,666	Signature Bank	4,252,253
692,379	Sterling Bancorp	9,264,031
6,051	SVB Financial Group (a)	1,759,026
275,257	Synovus Financial Corp.	7,156,682
249,449	TCF Financial Corp.	6,787,507
76,566	Truist Financial Corp.	3,224,960
81,271	U.S. Bancorp	3,165,505
220,641	Webster Financial Corp.	7,106,847
123,932	Wells Fargo & Co.	2,658,341
184,286	Western Alliance Bancorp	7,592,583
109,127	Wintrust Financial Corp.	5,372,322
199,420	Zions Bancorp N.A.	6,435,283
		203,084,788

	Capital Markets — 19.7%
42,605	Affiliated Managers Group, Inc.	3,211,139
9,454	Ameriprise Financial, Inc.	1,520,487
72,083	Ares Management Corp., Class A	3,049,111
212,110	Bank of New York Mellon (The) Corp.	7,288,100
33,203	Cboe Global Markets, Inc.	2,699,072
38,191	Eaton Vance Corp.	2,283,440
89,017	Evercore, Inc., Class A	7,080,412
357,927	Franklin Resources, Inc.	6,711,131
14,498	Goldman Sachs Group (The), Inc.	2,740,702
14,563	Intercontinental Exchange, Inc.	1,374,747
638,382	Invesco Ltd.	8,369,188

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
44,075	Lazard Ltd., Class A	$1,484,005
57,007	LPL Financial Holdings, Inc.	4,556,570
3,029	MarketAxess Holdings, Inc.	1,632,177
5,025	Moody’s Corp.	1,321,072
120,518	Morgan Stanley	5,802,942
27,213	Morningstar, Inc.	5,180,811
4,087	MSCI, Inc.	1,429,796
37,370	Northern Trust Corp.	2,924,950
40,039	Raymond James Financial, Inc.	3,060,581
8,084	S&P Global, Inc.	2,608,949
86,166	SEI Investments Co.	4,235,059
98,219	State Street Corp.	5,785,099
34,087	T. Rowe Price Group, Inc.	4,317,459
25,121	Tradeweb Markets, Inc., Class A	1,368,592
253,237	Virtu Financial, Inc., Class A	5,414,207
		97,449,798

	Consumer Finance — 5.8%
232,434	Ally Financial, Inc.	6,201,339
4,300	Credit Acceptance Corp. (a) (b)	1,281,916
9,497	LendingTree, Inc. (a)	3,073,134
233,083	OneMain Holdings, Inc.	8,132,266
240,256	Santander Consumer USA Holdings, Inc.	4,886,807
540,217	SLM Corp.	4,964,594
		28,540,056

	Diversified Financial Services — 2.1%
6,840	Berkshire Hathaway, Inc., Class B (a)	1,380,996
323,731	Jefferies Financial Group, Inc.	6,315,992
60,787	Voya Financial, Inc.	2,913,521
		10,610,509

	Insurance — 27.9%
160,303	Aflac, Inc.	5,442,287
77,370	Allstate (The) Corp.	6,866,588
21,750	American Financial Group, Inc.	1,629,945
199,221	Arch Capital Group Ltd. (a)	6,018,466
339,097	Assured Guaranty Ltd.	8,657,146
85,493	Athene Holding Ltd., Class A (a)	2,742,615
270,672	Brighthouse Financial, Inc. (a)	8,959,243
64,357	Brown & Brown, Inc.	2,800,173
18,679	Cincinnati Financial Corp.	1,321,352
6,929	Erie Indemnity Co., Class A	1,613,556
14,746	Everest Re Group Ltd.	2,906,142
232,633	Fidelity National Financial, Inc.	7,279,087
143,076	First American Financial Corp.	6,379,759
54,699	Globe Life, Inc.	4,435,542
46,897	Hanover Insurance Group (The), Inc.	4,486,167
197,608	Hartford Financial Services Group (The), Inc.	7,611,860
108,992	Kemper Corp.	6,720,447

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
25,404	Marsh & McLennan Cos., Inc.	$2,628,298
140,855	Mercury General Corp.	5,734,207
195,965	MetLife, Inc.	7,417,275
98,832	Old Republic International Corp.	1,608,985
12,871	Primerica, Inc.	1,418,899
108,523	Principal Financial Group, Inc.	4,256,272
76,934	Progressive (The) Corp.	7,070,235
45,910	Reinsurance Group of America, Inc.	4,637,828
8,579	RenaissanceRe Holdings Ltd.	1,387,396
40,390	Travelers (The) Cos., Inc.	4,875,477
432,786	Unum Group	7,643,001
3,744	White Mountains Insurance Group Ltd.	3,400,788
		137,949,036

	IT Services — 0.3%
11,042	Broadridge Financial Solutions, Inc.	1,519,379

	Mortgage Real Estate Investment Trusts — 0.3%
96,535	Starwood Property Trust, Inc.	1,348,594

	Thrifts & Mortgage Finance — 2.6%
822,108	MGIC Investment Corp.	8,270,407
528,453	New York Community Bancorp, Inc.	4,391,444
		12,661,851
	Total Common Stocks — 99.8%	493,164,011
	(Cost $532,788,978)

	Money Market Funds — 0.2%
186,825	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	186,825
794,668	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	794,668
	Total Money Market Funds — 0.2%	981,493
	(Cost $981,493)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,071,857	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $1,071,862. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $1,092,672. (d)	$1,071,857
	(Cost $1,071,857)

	Total Investments — 100.2%	495,217,361
	(Cost $534,842,328) (e)
	Net Other Assets and Liabilities — (0.2)%	(1,007,096)
	Net Assets — 100.0%	$494,210,265

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,153,724 and the total value of the collateral held by the Fund is $1,258,682.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,751,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $60,376,709. The net unrealized depreciation was $39,624,967.

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$493,164,011	$—	$—
Money Market Funds	981,493	—	—
Repurchase Agreements	—	1,071,857	—
Total Investments	$494,145,504	$1,071,857	$—

* See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 14.6%
55,761	AbbVie, Inc.	$4,745,261
130,208	Acceleron Pharma, Inc. (a)	13,617,153
90,385	Alexion Pharmaceuticals, Inc. (a)	10,406,929
71,036	Alnylam Pharmaceuticals, Inc. (a)	8,735,297
19,217	Amgen, Inc.	4,168,936
91,148	Biogen, Inc. (a)	22,975,676
202,899	Exact Sciences Corp. (a)	25,124,983
423,017	Exelixis, Inc. (a)	8,663,388
207,099	Moderna, Inc. (a)	13,972,970
8,725	Regeneron Pharmaceuticals, Inc. (a)	4,742,561
169,221	Sage Therapeutics, Inc. (a)	12,417,437
34,780	Sarepta Therapeutics, Inc. (a)	4,726,950
105,706	Seagen, Inc. (a)	17,631,761
256,009	United Therapeutics Corp. (a)	34,364,088
17,948	Vertex Pharmaceuticals, Inc. (a)	3,739,645
		190,033,035

	Health Care Equipment & Supplies — 26.3%
134,634	Abbott Laboratories	14,151,380
52,885	ABIOMED, Inc. (a)	13,320,674
44,759	Align Technology, Inc. (a)	19,070,915
541,365	Boston Scientific Corp. (a)	18,552,579
14,487	Cooper (The) Cos., Inc.	4,622,077
35,544	DexCom, Inc. (a)	11,359,152
129,576	Edwards Lifesciences Corp. (a)	9,289,303
98,629	Globus Medical, Inc., Class A (a)	5,140,543
55,978	Haemonetics Corp. (a)	5,658,816
123,851	Hill-Rom Holdings, Inc.	11,279,111
220,434	Hologic, Inc. (a)	15,170,268
26,724	ICU Medical, Inc. (a)	4,751,260
52,620	IDEXX Laboratories, Inc. (a)	22,354,028
87,432	Insulet Corp. (a)	19,431,762
20,650	Intuitive Surgical, Inc. (a)	13,775,202
43,814	Masimo Corp. (a)	9,806,449
99,527	Medtronic PLC	10,009,430
232,296	Novocure Ltd. (a)	28,363,342
25,127	Penumbra, Inc. (a)	6,558,901
66,789	Quidel Corp. (a)	17,918,821
58,702	STERIS PLC	10,401,407
23,440	Stryker Corp.	4,735,114
182,252	Tandem Diabetes Care, Inc. (a)	19,865,468
14,347	Teleflex, Inc.	4,565,646
120,265	Varian Medical Systems, Inc. (a)	20,781,792
75,248	West Pharmaceutical Services, Inc.	20,472,723
		341,406,163

	Health Care Providers & Services — 24.3%
497,024	Acadia Healthcare Co., Inc. (a)	17,718,906
87,491	Amedisys, Inc. (a)	22,660,169
77,015	Anthem, Inc.	21,009,692
104,027	Cardinal Health, Inc.	4,763,396

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
251,196	Centene Corp. (a)	$14,845,684
10,168	Chemed Corp.	4,863,558
152,629	Cigna Corp.	25,484,464
171,072	DaVita, Inc. (a)	14,754,960
159,169	Encompass Health Corp.	9,758,651
231,320	Guardant Health, Inc. (a)	24,672,591
165,909	HCA Healthcare, Inc.	20,562,762
351,914	Henry Schein, Inc. (a)	22,374,692
62,473	Humana, Inc.	24,944,219
77,826	Laboratory Corp. of America Holdings (a)	15,547,300
80,050	Molina Healthcare, Inc. (a)	14,926,924
148,769	Premier, Inc., Class A	4,869,209
90,338	Quest Diagnostics, Inc.	11,033,883
46,997	UnitedHealth Group, Inc.	14,340,665
241,608	Universal Health Services, Inc., Class B	26,468,156
		315,599,881

	Health Care Technology — 5.1%
184,626	Livongo Health, Inc. (a) (b)	23,563,816
94,351	Teladoc Health, Inc. (a) (c)	18,536,198
91,955	Veeva Systems, Inc., Class A (a)	24,832,448
		66,932,462

	Life Sciences Tools & Services — 17.8%
207,386	10X Genomics, Inc., Class A (a)	28,391,143
301,300	Adaptive Biotechnologies Corp. (a)	13,883,904
102,464	Agilent Technologies, Inc.	10,460,550
1,149,707	Avantor, Inc. (a)	26,753,682
50,163	Bio-Rad Laboratories, Inc., Class A (a)	29,416,586
19,715	Bio-Techne Corp.	4,976,263
114,184	Charles River Laboratories International, Inc. (a)	25,999,697
65,614	IQVIA Holdings, Inc. (a)	10,103,900
164,812	PerkinElmer, Inc.	21,351,394
48,147	PRA Health Sciences, Inc. (a)	4,691,444
140,203	Repligen Corp. (a)	23,353,614
194,559	Syneos Health, Inc. (a)	10,327,192
46,851	Thermo Fisher Scientific, Inc.	22,166,145
		231,875,514

	Pharmaceuticals — 11.9%
171,550	Bristol-Myers Squibb Co.	10,027,097
332,864	Horizon Therapeutics PLC (a)	24,941,500
34,253	Jazz Pharmaceuticals PLC (a)	4,935,857
69,470	Johnson & Johnson	9,525,032
124,687	Merck & Co., Inc.	9,377,709
1,743,555	Mylan N.V. (a)	25,351,290
319,152	Perrigo Co. PLC	14,001,198
563,639	Pfizer, Inc.	19,997,912

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
614,617	Royalty Pharma PLC, Class A	$22,556,444
88,603	Zoetis, Inc.	14,048,006
		154,762,045
	Total Common Stocks — 100.0%	1,300,609,100
	(Cost $1,189,894,478)

	Money Market Funds — 0.2%
976,453	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (d) (e)	976,453
827,280	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (d)	827,280
	Total Money Market Funds — 0.2%	1,803,733
	(Cost $1,803,733)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$5,602,147	JPMorgan Chase & Co., 0.05% (d), dated 10/30/20, due 11/02/20, with a maturity value of $5,602,170. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $5,710,939. (e)	5,602,147
	(Cost $5,602,147)

	Total Investments — 100.6%	1,308,014,980
	(Cost $1,197,300,358) (f)
	Net Other Assets and Liabilities — (0.6)%	(7,605,463)
	Net Assets — 100.0%	$1,300,409,517

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at $23,563,816 or 1.8% of net assets.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,815,216 and the total value of the collateral held by the Fund is $6,578,600.
(d)	Rate shown reflects yield as of October 31, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $141,863,280 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $31,148,658. The net unrealized appreciation was $110,714,622.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,277,045,284	$23,563,816	$—
Money Market Funds	1,803,733	—	—
Repurchase Agreements	—	5,602,147	—
Total Investments	$1,278,849,017	$29,165,963	$—

* See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100%
	Aerospace & Defense — 8.4%
6,820	Axon Enterprise, Inc. (a)	$674,498
21,970	BWX Technologies, Inc.	1,208,570
33,164	Curtiss-Wright Corp.	2,797,715
17,874	General Dynamics Corp.	2,347,392
147,991	Howmet Aerospace, Inc.	2,552,845
21,974	Huntington Ingalls Industries, Inc.	3,240,725
1,613	Lockheed Martin Corp.	564,760
1,960	Northrop Grumman Corp.	568,047
3,988	Teledyne Technologies, Inc. (a)	1,232,890
68,562	Textron, Inc.	2,454,520
3,907	TransDigm Group, Inc.	1,865,241
		19,507,203

	Air Freight & Logistics — 5.1%
30,267	C.H. Robinson Worldwide, Inc.	2,676,511
34,168	Expeditors International of Washington, Inc.	3,019,426
2,460	FedEx Corp.	638,296
18,561	United Parcel Service, Inc., Class B	2,916,119
29,228	XPO Logistics, Inc. (a)	2,630,520
		11,880,872

	Building Products — 2.7%
11,717	A.O. Smith Corp.	605,652
60,766	Carrier Global Corp.	2,028,977
15,143	Johnson Controls International PLC	639,186
5,102	Trane Technologies PLC	677,290
34,559	Trex Co., Inc. (a)	2,403,233
		6,354,338

	Chemicals — 2.1%
5,067	PPG Industries, Inc.	657,291
22,402	RPM International, Inc.	1,896,778
3,551	Sherwin-Williams (The) Co.	2,443,017
		4,997,086

	Commercial Services & Supplies — 2.5%
151,431	ADT, Inc.	997,930
9,293	Cintas Corp.	2,923,113
13,831	MSA Safety, Inc.	1,824,586
		5,745,629

	Construction & Engineering — 2.8%
58,513	Quanta Services, Inc.	3,652,966
19,925	Valmont Industries, Inc.	2,828,354
		6,481,320

	Construction Materials — 2.0%
14,333	Eagle Materials, Inc.	1,221,888
7,885	Martin Marietta Materials, Inc.	2,100,170
9,128	Vulcan Materials Co.	1,322,100
		4,644,158

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.3%
118,189	Synchrony Financial	$2,957,089

	Containers & Packaging — 9.4%
111,964	Amcor PLC	1,167,785
5,464	AptarGroup, Inc.	623,388
22,328	Ball Corp.	1,987,192
64,010	Berry Global Group, Inc. (a)	2,984,786
32,194	Crown Holdings, Inc. (a)	2,762,245
131,711	Graphic Packaging Holding Co.	1,750,439
22,691	Packaging Corp. of America	2,597,893
15,939	Sealed Air Corp.	631,025
50,471	Silgan Holdings, Inc.	1,738,726
48,451	Sonoco Products Co.	2,368,769
89,033	WestRock Co.	3,343,189
		21,955,437

	Electrical Equipment — 7.8%
30,219	Acuity Brands, Inc.	2,693,722
12,446	AMETEK, Inc.	1,222,197
12,125	Eaton Corp. PLC	1,258,454
28,302	Emerson Electric Co.	1,833,686
15,972	Generac Holdings, Inc. (a)	3,356,516
13,562	Hubbell, Inc.	1,973,407
139,876	nVent Electric PLC	2,524,762
19,770	Regal Beloit Corp.	1,950,310
5,607	Rockwell Automation, Inc.	1,329,532
		18,142,586

	Electronic Equipment, Instruments & Components — 1.6%
34,510	FLIR Systems, Inc.	1,197,152
6,262	Keysight Technologies, Inc. (a)	656,696
25,405	Trimble, Inc. (a)	1,222,743
2,451	Zebra Technologies Corp., Class A (a)	695,201
		3,771,792

	Industrial Conglomerates — 3.7%
11,587	3M Co.	1,853,457
20,221	Carlisle Cos., Inc.	2,504,775
397,174	General Electric Co.	2,947,031
7,517	Honeywell International, Inc.	1,239,929
		8,545,192

	IT Services — 9.1%
8,212	Accenture PLC, Class A	1,781,265
58,943	Alliance Data Systems Corp.	3,037,922
29,819	Booz Allen Hamilton Holding Corp.	2,340,791
6,003	Fiserv, Inc. (a)	573,106
47,646	Genpact Ltd.	1,637,593
3,805	Jack Henry & Associates, Inc.	564,091
3,658	Mastercard, Inc., Class A	1,055,845
7,756	Paychex, Inc.	637,931
15,698	PayPal Holdings, Inc. (a)	2,921,869
19,027	Square, Inc., Class A (a)	2,946,902

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
58,481	StoneCo., Ltd., Class A (a)	$3,072,592
28,865	Western Union (The) Co.	561,136
		21,131,043

	Life Sciences Tools & Services — 0.8%
1,922	Mettler-Toledo International, Inc. (a)	1,917,983

	Machinery — 17.4%
70,415	Allison Transmission Holdings, Inc.	2,545,502
8,294	Caterpillar, Inc.	1,302,573
39,451	Colfax Corp. (a)	1,072,673
8,789	Cummins, Inc.	1,932,613
2,792	Deere & Co.	630,741
39,979	Donaldson Co., Inc.	1,899,003
11,419	Dover Corp.	1,264,197
45,335	Flowserve Corp.	1,320,155
20,165	Graco, Inc.	1,248,214
3,201	Illinois Tool Works, Inc.	627,012
41,904	ITT, Inc.	2,535,611
6,720	Lincoln Electric Holdings, Inc.	684,230
20,686	Middleby (The) Corp. (a)	2,059,084
3,226	Nordson Corp.	624,005
42,081	Oshkosh Corp.	2,834,576
29,015	PACCAR, Inc.	2,477,301
6,114	Parker-Hannifin Corp.	1,273,913
27,030	Pentair PLC	1,345,013
21,022	Snap-on, Inc.	3,311,596
3,814	Stanley Black & Decker, Inc.	633,887
36,843	Toro (The) Co.	3,024,810
95,168	Trinity Industries, Inc.	1,792,965
29,989	Westinghouse Air Brake Technologies Corp.	1,778,348
30,868	Woodward, Inc.	2,455,549
		40,673,571

	Multi-Utilities — 1.4%
137,467	MDU Resources Group, Inc.	3,266,216

	Professional Services — 4.4%
36,566	CoreLogic, Inc.	2,813,022
3,943	Equifax, Inc.	538,614
17,512	FTI Consulting, Inc. (a)	1,724,231
25,308	ManpowerGroup, Inc.	1,717,654
46,740	Robert Half International, Inc.	2,369,251
6,676	Verisk Analytics, Inc.	1,188,128
		10,350,900

	Road & Rail — 7.1%
23,892	CSX Corp.	1,886,034
19,579	J.B. Hunt Transport Services, Inc.	2,383,547
3,420	Kansas City Southern	602,399
75,996	Knight-Swift Transportation Holdings, Inc.	2,887,088

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
9,858	Landstar System, Inc.	$1,229,293
5,781	Norfolk Southern Corp.	1,208,923
3,419	Old Dominion Freight Line, Inc.	650,875
58,579	Ryder System, Inc.	2,885,602
100,055	Schneider National, Inc., Class B	2,207,213
3,143	Union Pacific Corp.	556,908
		16,497,882

	Semiconductors & Semiconductor Equipment — 0.8%
16,989	MKS Instruments, Inc.	1,841,438

	Software — 2.5%
2,909	Fair Isaac Corp. (a)	1,138,728
19,162	Paylocity Holding Corp. (a)	3,554,934
72,224	Pluralsight, Inc., Class A (a)	1,133,917
		5,827,579

	Trading Companies & Distributors — 6.1%
105,131	Air Lease Corp.	2,863,769
44,999	HD Supply Holdings, Inc. (a)	1,793,660
48,879	MSC Industrial Direct Co., Inc., Class A	3,404,911
17,725	United Rentals, Inc. (a)	3,160,190
8,670	W.W. Grainger, Inc.	3,034,673
		14,257,203

	Transportation Infrastructure — 1.0%
92,018	Macquarie Infrastructure Corp.	2,374,064
	Total Common Stocks — 100%	233,120,581
	(Cost $219,456,700)

	Money Market Funds — 0.0%
132,524	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	132,524
	(Cost $132,524)

	Total Investments — 100.0%	233,253,105
	(Cost $219,589,224) (c)
	Net Other Assets and Liabilities — (0.0)%	(85,372)
	Net Assets — 100.0%	$233,167,733

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,243,926 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,580,045. The net unrealized appreciation was $13,663,881.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$233,120,581	$—	$—
Money Market Funds	132,524	—	—
Total Investments	$233,253,105	$—	$—

* See Portfolio of Investments for industry breakout.

s

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 4.6%
161,695	Hexcel Corp.	$5,413,549

	Chemicals — 54.7%
9,563	Air Products and Chemicals, Inc.	2,641,683
31,900	Albemarle Corp.	2,973,399
13,384	Ashland Global Holdings, Inc.	933,802
79,047	Cabot Corp.	3,004,576
26,508	Celanese Corp.	3,008,923
141,319	CF Industries Holdings, Inc.	3,901,818
45,400	Chemours (The) Co.	914,356
20,178	Dow, Inc.	917,897
55,555	Eastman Chemical Co.	4,491,066
4,751	Ecolab, Inc.	872,236
412,926	Element Solutions, Inc. (a)	4,839,493
26,892	FMC Corp.	2,762,884
97,702	Huntsman Corp.	2,373,182
17,723	International Flavors & Fragrances, Inc. (b)	1,819,443
9,111	Linde PLC	2,007,518
61,566	LyondellBasell Industries N.V., Class A	4,214,193
51,963	Mosaic (The) Co.	961,315
8,318	NewMarket Corp.	2,975,265
350,556	Olin Corp.	5,801,702
35,479	Scotts Miracle-Gro (The) Co.	5,323,624
49,859	Valvoline, Inc.	980,727
23,562	W.R. Grace & Co.	1,024,711
85,810	Westlake Chemical Corp.	5,802,472
		64,546,285

	Containers & Packaging — 4.6%
16,973	Avery Dennison Corp.	2,348,893
70,254	International Paper Co.	3,073,613
		5,422,506

	Electrical Equipment — 3.6%
634,482	GrafTech International Ltd.	4,282,753

	Machinery — 5.1%
100,051	Timken (The) Co.	5,973,045

	Metals & Mining — 23.2%
60,700	Freeport-McMoRan, Inc.	1,052,538
85,499	Newmont Corp.	5,372,757
96,743	Nucor Corp.	4,620,446
53,166	Reliance Steel & Aluminum Co.	5,794,562
18,057	Royal Gold, Inc.	2,145,352
47,934	Southern Copper Corp.	2,508,866
189,480	Steel Dynamics, Inc.	5,964,830
		27,459,351

	Trading Companies & Distributors — 4.1%
63,162	Fastenal Co.	2,730,493

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
128,549	Univar Solutions, Inc. (a)	$2,132,628
		4,863,121
	Total Common Stocks — 99.9%	117,960,610
	(Cost $111,498,940)

	Money Market Funds — 0.3%
248,580	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	248,580
153,151	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	153,151
	Total Money Market Funds — 0.3%	401,731
	(Cost $401,731)

Principal Value	Description	Value

	Repurchase Agreements — 1.2%
$1,426,165	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $1,426,171. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $1,453,861. (d)	1,426,165
	(Cost $1,426,165)

	Total Investments — 101.4%	119,788,506
	(Cost $113,326,836) (e)
	Net Other Assets and Liabilities — (1.4)%	(1,701,795)
	Net Assets — 100.0%	$118,086,711

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,637,427 and the total value of the collateral held by the Fund is $1,674,745.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,869,308 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,407,638. The net unrealized appreciation was $6,461,670.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$117,960,610	$—	$—
Money Market Funds	401,731	—	—
Repurchase Agreements	—	1,426,165	—
Total Investments	$118,362,341	$1,426,165	$—

* See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 1.4%
69,635	Arista Networks, Inc. (a)	$14,546,751
117,373	F5 Networks, Inc. (a)	15,603,567
		30,150,318

	Electronic Equipment, Instruments & Components — 6.2%
133,092	Amphenol Corp., Class A	15,018,101
274,788	Arrow Electronics, Inc. (a)	21,403,237
278,828	Avnet, Inc.	6,878,687
120,554	CDW Corp.	14,779,920
841,204	Jabil, Inc.	27,877,501
605,457	National Instruments Corp.	18,938,695
205,767	SYNNEX Corp.	27,087,168
		131,983,309

	Industrial Conglomerates — 0.3%
18,236	Roper Technologies, Inc.	6,771,756

	Interactive Media & Services — 4.1%
4,917	Alphabet, Inc., Class A (a)	7,946,413
110,040	Facebook, Inc., Class A (a)	28,952,625
867,853	Pinterest, Inc., Class A (a)	51,159,934
		88,058,972

	Internet & Direct Marketing Retail — 1.4%
398,447	GrubHub, Inc. (a)	29,469,140

	IT Services — 16.3%
65,180	Akamai Technologies, Inc. (a)	6,199,922
501,997	Amdocs Ltd.	28,302,591
248,303	Black Knight, Inc. (a)	21,838,249
101,403	CACI International, Inc., Class A (a)	21,145,568
415,149	Cognizant Technology Solutions Corp., Class A	29,649,941
111,434	EPAM Systems, Inc. (a)	34,427,534
307,639	Fastly, Inc., Class A (a) (b)	19,538,153
201,008	Globant S.A. (a)	36,304,055
189,679	GoDaddy, Inc., Class A (a)	13,417,892
177,650	International Business Machines Corp.	19,836,399
161,636	Leidos Holdings, Inc.	13,415,788
93,363	MongoDB, Inc. (a)	21,330,645
134,765	Okta, Inc. (a)	28,277,740
183,752	Science Applications International Corp.	14,033,140
145,795	Twilio, Inc., Class A (a)	40,672,431
		348,390,048

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 20.3%
439,378	Advanced Micro Devices, Inc. (a)	$33,080,770
61,718	Analog Devices, Inc.	7,315,434
121,193	Applied Materials, Inc.	7,178,261
59,329	Broadcom, Inc.	20,743,198
320,455	Cirrus Logic, Inc. (a)	22,069,736
387,674	Entegris, Inc.	28,986,385
128,374	Inphi Corp. (a)	17,941,550
695,726	Intel Corp.	30,806,747
74,376	KLA Corp.	14,665,460
43,437	Lam Research Corp.	14,858,929
725,937	Marvell Technology Group Ltd.	27,229,897
106,567	Maxim Integrated Products, Inc.	7,422,391
70,114	Microchip Technology, Inc.	7,367,579
767,134	Micron Technology, Inc. (a)	38,617,526
103,071	Monolithic Power Systems, Inc.	32,941,492
66,562	NVIDIA Corp.	33,371,524
111,696	Qorvo, Inc. (a)	14,225,603
183,674	QUALCOMM, Inc.	22,658,025
99,037	Skyworks Solutions, Inc.	13,992,938
272,020	Teradyne, Inc.	23,896,957
50,459	Texas Instruments, Inc.	7,295,867
39,863	Universal Display Corp.	7,905,231
		434,571,500

	Software — 41.2%
58,763	Adobe, Inc. (a)	26,272,937
575,657	Anaplan, Inc. (a)	31,862,615
66,054	ANSYS, Inc. (a)	20,104,856
56,915	Aspen Technology, Inc. (a)	6,249,836
39,634	Atlassian Corp. PLC, Class A (a)	7,594,667
62,378	Autodesk, Inc. (a)	14,692,514
169,742	Avalara, Inc. (a)	25,300,045
202,707	Cadence Design Systems, Inc. (a)	22,170,065
165,288	CDK Global, Inc.	7,123,913
261,523	Ceridian HCM Holding, Inc. (a)	22,548,513
701,893	Cloudflare, Inc., Class A (a)	36,477,379
78,817	Coupa Software, Inc. (a)	21,099,311
262,341	Crowdstrike Holdings, Inc., Class A (a)	32,488,309
352,630	Datadog, Inc., Class A (a)	32,001,172
167,370	DocuSign, Inc. (a)	33,850,583
526,933	Dynatrace, Inc. (a)	18,606,004
267,122	Elastic N.V. (a)	27,088,842
222,237	Five9, Inc. (a)	33,717,798
123,276	HubSpot, Inc. (a)	35,758,669
66,261	Intuit, Inc.	20,851,011
75,452	Manhattan Associates, Inc. (a)	6,451,146
525,523	Medallia, Inc. (a)	14,951,129
68,511	Microsoft Corp.	13,871,422
120,685	Oracle Corp.	6,771,635
265,767	PagerDuty, Inc. (a) (b)	7,202,286
88,314	Palo Alto Networks, Inc. (a)	19,534,174
46,290	Paycom Software, Inc. (a)	16,853,726

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
238,101	Pegasystems, Inc.	$27,591,144
174,200	PTC, Inc. (a)	14,611,896
26,237	RingCentral, Inc., Class A (a)	6,778,067
143,341	salesforce.com, Inc. (a)	33,293,814
59,422	ServiceNow, Inc. (a)	29,566,605
145,790	Smartsheet, Inc., Class A (a)	7,267,632
76,596	Splunk, Inc. (a)	15,169,072
357,150	SS&C Technologies Holdings, Inc.	21,150,423
101,013	Synopsys, Inc. (a)	21,602,640
634,795	Teradata Corp. (a)	11,661,184
133,964	Workday, Inc., Class A (a)	28,148,516
280,021	Zendesk, Inc. (a)	31,065,530
76,631	Zoom Video Communications, Inc., Class A (a)	35,319,994
256,057	Zscaler, Inc. (a)	34,759,738
		879,480,812

	Technology Hardware, Storage & Peripherals — 8.8%
311,066	Apple, Inc.	33,862,645
532,200	Dell Technologies, Inc., Class C (a)	32,070,372
3,075,742	Hewlett Packard Enterprise Co.	26,574,411
379,406	HP, Inc.	6,814,132
1,627,128	NCR Corp. (a)	33,063,241
164,346	NetApp, Inc.	7,213,146
394,250	Western Digital Corp.	14,875,052
1,919,266	Xerox Holdings Corp.	33,356,843
		187,829,842
	Total Common Stocks — 100.0%	2,136,705,697
	(Cost $1,786,221,907)

	Money Market Funds — 0.3%
3,704,550	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	3,704,550
1,805,306	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,805,306
	Total Money Market Funds — 0.3%	5,509,856
	(Cost $5,509,856)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$21,253,900	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $21,253,988. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $21,666,643. (d)	$21,253,900
	(Cost $21,253,900)

	Total Investments — 101.3%	2,163,469,453
	(Cost $1,812,985,663) (e)
	Net Other Assets and Liabilities — (1.3)%	(26,705,250)
	Net Assets — 100.0%	$2,136,764,203

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $22,771,762 and the total value of the collateral held by the Fund is $24,958,450.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $404,532,996 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,049,206. The net unrealized appreciation was $350,483,790.

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,136,705,697	$—	$—
Money Market Funds	5,509,856	—	—
Repurchase Agreements	—	21,253,900	—
Total Investments	$2,142,215,553	$21,253,900	$—

* See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Commercial Services & Supplies — 5.3%
87,282	Clean Harbors, Inc. (a)	$4,623,328
34,926	Republic Services, Inc.	3,079,426
28,807	Waste Management, Inc.	3,108,563
		10,811,317

	Electric Utilities — 56.1%
94,683	Alliant Energy Corp.	5,234,076
59,839	American Electric Power Co., Inc.	5,381,321
129,225	Avangrid, Inc.	6,375,961
55,223	Duke Energy Corp.	5,086,591
160,324	Edison International	8,984,557
66,180	Entergy Corp.	6,698,740
160,384	Evergy, Inc.	8,853,197
39,020	Eversource Energy	3,405,275
227,931	Exelon Corp.	9,092,168
113,562	FirstEnergy Corp.	3,375,063
147,127	Hawaiian Electric Industries, Inc.	4,861,076
81,612	IDACORP, Inc.	7,159,821
23,484	NextEra Energy, Inc.	1,719,264
265,150	NRG Energy, Inc.	8,384,043
54,358	OGE Energy Corp.	1,672,596
173,606	PG&E Corp. (a)	1,659,673
109,332	Pinnacle West Capital Corp.	8,918,211
299,551	PPL Corp.	8,237,652
90,200	Southern (The) Co.	5,181,990
47,245	Xcel Energy, Inc.	3,308,567
		113,589,842

	Gas Utilities — 9.4%
68,214	Atmos Energy Corp.	6,253,177
120,485	National Fuel Gas Co.	4,814,581
247,143	UGI Corp.	7,992,605
		19,060,363

	Independent Power and Renewable Electricity Producers — 4.6%
90,015	AES (The) Corp.	1,755,293
432,174	Vistra Corp.	7,506,862
		9,262,155

	Multi-Utilities — 22.7%
61,841	Ameren Corp.	5,016,542
84,247	CenterPoint Energy, Inc.	1,780,139
53,089	CMS Energy Corp.	3,362,126
83,814	Consolidated Edison, Inc.	6,578,561
20,650	Dominion Energy, Inc.	1,659,021
56,681	DTE Energy Co.	6,995,569
148,198	NiSource, Inc.	3,404,108
118,753	Public Service Enterprise Group, Inc.	6,905,487
55,093	Sempra Energy	6,906,459
33,648	WEC Energy Group, Inc.	3,383,306
		45,991,318

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 1.7%
11,252	American Water Works Co., Inc.	$1,693,538
40,499	Essential Utilities, Inc.	1,668,559
		3,362,097
	Total Common Stocks — 99.8%	202,077,092
	(Cost $220,144,914)

	Money Market Funds — 0.2%
473,255	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	473,255
	(Cost $473,255)

	Total Investments — 100.0%	202,550,347
	(Cost $220,618,169) (c)
	Net Other Assets and Liabilities — 0.0%	54,347
	Net Assets — 100.0%	$202,604,694

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,224,515 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,292,337. The net unrealized depreciation was $18,067,822.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$202,077,092	$—	$—
Money Market Funds	473,255	—	—
Total Investments	$202,550,347	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

StrataQuant® and StrataQuant® Consumer Discretionary Index, the StrataQuant® Consumer Staples Index, the StrataQuant® Energy Index, the StrataQuant® Financials Index, the StrataQuant® Health Care Index, the StrataQuant® Industrials Index, the StrataQuant® Materials Index, the StrataQuant® Technology Index, the StrataQuant® Utilities Index, (“IDI Indexes”) are service/trademarks of ICE Data Indices, LLC or its affiliates (“IDI”) and have been licensed for use by First Trust in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Funds or as to the result to be obtained by any person from use of the IDI Indexes in connection with the trading of the Funds. IDI and its third party suppliers accept no liability in connection with use of the index or the Fund. See the prospectus for a full copy of the disclaimer.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.8%
22,637	General Dynamics Corp.	$2,972,917
2,045	Lockheed Martin Corp.	716,016
4,965	Northrop Grumman Corp.	1,438,956
3,297	TransDigm Group, Inc.	1,574,021
		6,701,910

	Air Freight & Logistics — 0.4%
7,668	C.H. Robinson Worldwide, Inc.	678,081
17,309	Expeditors International of Washington, Inc.	1,529,596
6,231	FedEx Corp.	1,616,758
		3,824,435

	Airlines — 0.1%
20,890	Southwest Airlines Co.	825,782

	Auto Components — 0.5%
42,725	Aptiv PLC	4,122,535

	Automobiles — 1.1%
470,533	Ford Motor Co.	3,637,220
105,907	General Motors Co.	3,656,969
7,305	Tesla, Inc. (a)	2,834,632
		10,128,821

	Banks — 5.3%
130,083	Bank of America Corp.	3,082,967
90,862	Citigroup, Inc.	3,763,504
154,954	Citizens Financial Group, Inc.	4,222,497
146,986	Fifth Third Bancorp	3,413,015
14,369	First Republic Bank	1,812,506
24,415	JPMorgan Chase & Co.	2,393,647
262,678	KeyCorp	3,409,560
42,536	M&T Bank Corp.	4,405,879
35,641	PNC Financial Services Group (The), Inc.	3,987,515
271,788	Regions Financial Corp.	3,614,780
9,767	SVB Financial Group (a)	2,839,267
82,359	Truist Financial Corp.	3,468,961
87,414	U.S. Bancorp	3,404,775
133,294	Wells Fargo & Co.	2,859,156
		46,678,029

	Beverages — 0.8%
20,804	Brown-Forman Corp., Class B	1,450,247
56,769	Keurig Dr Pepper, Inc.	1,527,086
39,072	Monster Beverage Corp. (a)	2,991,743
5,653	PepsiCo, Inc.	753,488
		6,722,564

	Biotechnology — 1.9%
13,692	Alexion Pharmaceuticals, Inc. (a)	1,576,497
10,764	Alnylam Pharmaceuticals, Inc. (a)	1,323,649
6,165	Amgen, Inc.	1,337,435
2,761	Biogen, Inc. (a)	695,965

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
30,736	Exact Sciences Corp. (a)	$3,806,039
8,731	Incyte Corp. (a)	756,454
22,147	Moderna, Inc. (a)	1,494,258
1,400	Regeneron Pharmaceuticals, Inc. (a)	760,984
11,157	Sarepta Therapeutics, Inc. (a)	1,516,348
16,014	Seagen, Inc. (a)	2,671,135
2,881	Vertex Pharmaceuticals, Inc. (a)	600,285
		16,539,049

	Building Products — 0.7%
76,957	Carrier Global Corp.	2,569,594
18,109	Fortune Brands Home & Security, Inc.	1,464,475
38,357	Johnson Controls International PLC	1,619,049
6,462	Trane Technologies PLC	857,831
		6,510,949

	Capital Markets — 3.8%
15,253	Ameriprise Financial, Inc.	2,453,140
17,504	Apollo Global Management, Inc.	645,197
114,072	Bank of New York Mellon (The) Corp.	3,919,514
1,390	BlackRock, Inc.	832,902
43,250	Charles Schwab (The) Corp.	1,778,008
4,681	CME Group, Inc.	705,520
2,341	FactSet Research Systems, Inc.	717,517
192,492	Franklin Resources, Inc.	3,609,225
11,694	Goldman Sachs Group (The), Inc.	2,210,634
7,830	Intercontinental Exchange, Inc.	739,152
3,251	MarketAxess Holdings, Inc.	1,751,801
5,407	Moody’s Corp.	1,421,500
64,816	Morgan Stanley	3,120,890
4,390	MSCI, Inc.	1,535,798
12,767	Nasdaq, Inc.	1,544,679
6,519	S&P Global, Inc.	2,103,877
52,817	State Street Corp.	3,110,921
12,218	T. Rowe Price Group, Inc.	1,547,532
		33,747,807

	Chemicals — 2.3%
7,892	Air Products and Chemicals, Inc.	2,180,086
21,874	Celanese Corp.	2,482,918
81,581	Corteva, Inc.	2,690,541
40,116	Eastman Chemical Co.	3,242,978
7,399	FMC Corp.	760,173
12,794	International Flavors & Fragrances, Inc. (b)	1,313,432
55,573	LyondellBasell Industries N.V., Class A	3,803,972
6,417	PPG Industries, Inc.	832,413
4,498	Sherwin-Williams (The) Co.	3,094,534
		20,401,047

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.5%
9,414	Cintas Corp.	$2,961,174
22,349	Copart, Inc. (a)	2,466,435
25,177	Republic Services, Inc.	2,219,856
72,287	Rollins, Inc.	4,181,803
13,848	Waste Management, Inc.	1,494,338
		13,323,606

	Communications Equipment — 0.3%
79,557	Cisco Systems, Inc.	2,856,096

	Construction & Engineering — 0.2%
16,891	Jacobs Engineering Group, Inc.	1,604,645

	Construction Materials — 0.6%
9,984	Martin Marietta Materials, Inc.	2,659,238
17,340	Vulcan Materials Co.	2,511,526
		5,170,764

	Consumer Finance — 0.9%
7,815	American Express Co.	713,041
21,803	Capital One Financial Corp.	1,593,363
27,117	Discover Financial Services	1,762,876
149,680	Synchrony Financial	3,744,994
		7,814,274

	Containers & Packaging — 0.3%
57,975	International Paper Co.	2,536,406

	Distributors — 0.5%
11,708	Pool Corp.	4,095,810

	Diversified Consumer Services — 0.4%
43,864	Chegg, Inc. (a)	3,221,372

	Diversified Financial Services — 0.2%
11,039	Berkshire Hathaway, Inc., Class B (a)	2,228,774

	Diversified Telecommunication Services — 1.1%
137,395	AT&T, Inc.	3,712,413
388,220	CenturyLink, Inc.	3,346,457
52,677	Verizon Communications, Inc.	3,002,062
		10,060,932

	Electric Utilities — 4.6%
60,671	Alliant Energy Corp.	3,353,893
38,343	American Electric Power Co., Inc.	3,448,186
35,388	Duke Energy Corp.	3,259,589
61,640	Edison International	3,454,306
31,803	Entergy Corp.	3,219,100
77,081	Evergy, Inc.	4,254,871
28,133	Eversource Energy	2,455,167

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
109,541	Exelon Corp.	$4,369,590
81,866	FirstEnergy Corp.	2,433,057
11,292	NextEra Energy, Inc.	826,687
143,962	PPL Corp.	3,958,955
57,798	Southern (The) Co.	3,320,495
34,056	Xcel Energy, Inc.	2,384,942
		40,738,838

	Electrical Equipment — 0.9%
23,647	AMETEK, Inc.	2,322,136
15,356	Eaton Corp. PLC	1,593,799
35,844	Emerson Electric Co.	2,322,333
7,102	Rockwell Automation, Inc.	1,684,026
		7,922,294

	Electronic Equipment, Instruments & Components — 0.8%
14,470	Amphenol Corp., Class A	1,632,795
6,557	CDW Corp.	803,888
12,034	Cognex Corp.	793,041
24,174	Corning, Inc.	772,843
48,263	Trimble, Inc. (a)	2,322,898
3,104	Zebra Technologies Corp., Class A (a)	880,418
		7,205,883

	Entertainment — 1.6%
9,676	Activision Blizzard, Inc.	732,763
12,014	Electronic Arts, Inc. (a)	1,439,638
6,269	Netflix, Inc. (a)	2,982,414
20,748	Roku, Inc. (a)	4,199,395
18,966	Take-Two Interactive Software, Inc. (a)	2,938,213
171,804	Zynga, Inc., Class A (a)	1,544,518
		13,836,941

	Equity Real Estate Investment Trusts — 1.4%
15,739	AvalonBay Communities, Inc.	2,189,767
39,027	Boston Properties, Inc.	2,825,945
1,029	Equinix, Inc.	752,446
7,785	Prologis, Inc.	772,272
2,459	SBA Communications Corp.	714,020
12,114	Simon Property Group, Inc.	760,880
56,014	Ventas, Inc.	2,210,873
33,521	VICI Properties, Inc.	769,307
28,439	Welltower, Inc.	1,529,165
		12,524,675

	Food & Staples Retailing — 0.9%
115,515	Kroger (The) Co.	3,720,738
65,430	Walgreens Boots Alliance, Inc.	2,227,237
16,799	Walmart, Inc.	2,330,862
		8,278,837

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products — 2.8%
84,258	Archer-Daniels-Midland Co.	$3,896,090
32,392	Campbell Soup Co.	1,511,735
65,817	Conagra Brands, Inc.	2,309,518
38,105	General Mills, Inc.	2,252,768
5,463	Hershey (The) Co.	750,944
32,051	Hormel Foods Corp.	1,560,563
33,909	J.M. Smucker (The) Co.	3,804,590
24,257	Kellogg Co.	1,525,523
8,072	McCormick & Co., Inc.	1,457,077
27,276	Mondelez International, Inc., Class A	1,448,901
65,858	Tyson Foods, Inc., Class A	3,769,053
		24,286,762

	Gas Utilities — 0.3%
32,784	Atmos Energy Corp.	3,005,309

	Health Care Equipment & Supplies — 4.6%
21,597	Abbott Laboratories	2,270,061
8,485	ABIOMED, Inc. (a)	2,137,202
9,573	Align Technology, Inc. (a)	4,078,864
9,741	Baxter International, Inc.	755,609
3,367	Becton, Dickinson and Co.	778,215
2,326	Cooper (The) Cos., Inc.	742,110
10,915	Danaher Corp.	2,505,429
5,703	DexCom, Inc. (a)	1,822,565
9,815	Edwards Lifesciences Corp. (a)	703,637
47,147	Hologic, Inc. (a)	3,244,657
7,974	IDEXX Laboratories, Inc. (a)	3,387,515
13,247	Insulet Corp. (a)	2,944,146
3,311	Intuitive Surgical, Inc. (a)	2,208,702
6,636	Masimo Corp. (a)	1,485,269
15,077	Medtronic PLC	1,516,294
14,284	Quidel Corp. (a)	3,832,254
8,892	STERIS PLC	1,575,573
3,762	Stryker Corp.	759,962
14,248	West Pharmaceutical Services, Inc.	3,876,453
		40,624,517

	Health Care Providers & Services — 3.9%
16,166	AmerisourceBergen Corp.	1,553,068
14,584	Anthem, Inc.	3,978,515
50,059	Cardinal Health, Inc.	2,292,202
53,724	Centene Corp. (a)	3,175,088
9,249	Cigna Corp.	1,544,306
67,073	CVS Health Corp.	3,762,125
36,586	DaVita, Inc. (a)	3,155,542
6,285	HCA Healthcare, Inc.	778,963
9,463	Humana, Inc.	3,778,387
4,160	Laboratory Corp. of America Holdings (a)	831,043
5,260	McKesson Corp.	775,797
17,121	Molina Healthcare, Inc. (a)	3,192,553

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
27,370	Quest Diagnostics, Inc.	$3,342,972
7,538	UnitedHealth Group, Inc.	2,300,145
		34,460,706

	Health Care Technology — 0.9%
21,677	Cerner Corp.	1,519,341
14,294	Teladoc Health, Inc. (a)	2,808,199
13,930	Veeva Systems, Inc., Class A (a)	3,761,797
		8,089,337

	Hotels, Restaurants & Leisure — 0.8%
3,151	Chipotle Mexican Grill, Inc. (a)	3,785,863
7,371	Domino’s Pizza, Inc.	2,788,597
3,568	McDonald’s Corp.	759,984
		7,334,444

	Household Durables — 1.9%
51,794	D.R. Horton, Inc.	3,460,357
8,260	Garmin Ltd.	859,205
47,959	Lennar Corp., Class A	3,368,161
766	NVR, Inc. (a)	3,028,067
84,623	PulteGroup, Inc.	3,449,233
12,779	Whirlpool Corp.	2,363,604
		16,528,627

	Household Products — 0.8%
33,443	Church & Dwight Co., Inc.	2,956,027
7,454	Clorox (The) Co.	1,544,841
10,156	Colgate-Palmolive Co.	801,207
5,306	Kimberly-Clark Corp.	703,522
5,637	Procter & Gamble (The) Co.	772,833
		6,778,430

	Independent Power and Renewable Electricity Producers — 0.1%
43,260	AES (The) Corp.	843,570

	Industrial Conglomerates — 0.7%
14,675	3M Co.	2,347,413
503,010	General Electric Co.	3,732,334
		6,079,747

	Insurance — 4.2%
86,209	Aflac, Inc.	2,926,796
41,608	Allstate (The) Corp.	3,692,710
3,796	Aon PLC, Class A	698,502
133,922	Arch Capital Group Ltd. (a)	4,045,784
14,840	Arthur J. Gallagher & Co.	1,539,056
34,610	Brown & Brown, Inc.	1,505,881
13,495	Chubb Ltd.	1,753,135
20,095	Cincinnati Financial Corp.	1,421,520
106,269	Hartford Financial Services Group (The), Inc.	4,093,482
13,659	Marsh & McLennan Cos., Inc.	1,413,160

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
105,387	MetLife, Inc.	$3,988,898
77,818	Principal Financial Group, Inc.	3,052,022
33,102	Progressive (The) Corp.	3,042,074
28,967	Travelers (The) Cos., Inc.	3,496,607
12,810	W.R. Berkley Corp.	770,137
		37,439,764

	Interactive Media & Services — 2.0%
535	Alphabet, Inc., Class A (a)	864,619
11,964	Facebook, Inc., Class A (a)	3,147,848
94,367	Pinterest, Inc., Class A (a)	5,562,935
120,019	Snap, Inc., Class A (a)	4,727,548
38,557	Zillow Group, Inc., Class C (a)	3,416,921
		17,719,871

	Internet & Direct Marketing Retail — 1.7%
1,247	Amazon.com, Inc. (a)	3,786,079
456	Booking Holdings, Inc. (a)	739,860
60,148	eBay, Inc.	2,864,849
32,206	Etsy, Inc. (a)	3,915,928
13,461	Wayfair, Inc., Class A (a)	3,338,732
		14,645,448

	IT Services — 4.9%
6,933	Accenture PLC, Class A	1,503,837
7,089	Akamai Technologies, Inc. (a)	674,306
27,002	Black Knight, Inc. (a)	2,374,826
28,324	Booz Allen Hamilton Holding Corp.	2,223,434
17,803	Broadridge Financial Solutions, Inc.	2,449,693
45,143	Cognizant Technology Solutions Corp., Class A	3,224,113
12,118	EPAM Systems, Inc. (a)	3,743,856
7,603	Fiserv, Inc. (a)	725,858
6,272	Gartner, Inc. (a)	753,267
20,623	GoDaddy, Inc., Class A (a)	1,458,871
19,317	International Business Machines Corp.	2,156,936
26,364	Leidos Holdings, Inc.	2,188,212
4,631	Mastercard, Inc., Class A	1,336,692
10,154	MongoDB, Inc. (a)	2,319,884
14,655	Okta, Inc. (a)	3,075,059
9,821	Paychex, Inc.	807,777
19,881	PayPal Holdings, Inc. (a)	3,700,451
24,099	Square, Inc., Class A (a)	3,732,453
15,851	Twilio, Inc., Class A (a)	4,421,953
36,556	Western Union (The) Co.	710,649
		43,582,127

	Leisure Products — 0.7%
18,941	Hasbro, Inc.	1,566,800
39,472	Peloton Interactive, Inc., Class A (a)	4,350,209
		5,917,009

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 2.1%
23,285	Agilent Technologies, Inc.	$2,377,166
174,174	Avantor, Inc. (a)	4,053,029
4,561	Bio-Rad Laboratories, Inc., Class A (a)	2,674,662
2,432	Mettler-Toledo International, Inc. (a)	2,426,917
31,212	PerkinElmer, Inc.	4,043,514
7,099	Thermo Fisher Scientific, Inc.	3,358,679
		18,933,967

	Machinery — 2.2%
10,503	Caterpillar, Inc.	1,649,496
11,130	Cummins, Inc.	2,447,376
3,533	Deere & Co.	798,140
14,461	Dover Corp.	1,600,977
12,293	Fortive Corp.	757,249
4,297	IDEX Corp.	732,166
4,058	Illinois Tool Works, Inc.	794,881
4,082	Nordson Corp.	789,581
36,748	PACCAR, Inc.	3,137,544
11,618	Parker-Hannifin Corp.	2,420,727
9,660	Stanley Black & Decker, Inc.	1,605,492
37,980	Westinghouse Air Brake Technologies Corp.	2,252,214
		18,985,843

	Media — 1.4%
418	Cable One, Inc.	723,917
2,509	Charter Communications, Inc., Class A (a)	1,514,984
67,741	Comcast Corp., Class A	2,861,380
56,302	Fox Corp., Class A	1,493,129
47,479	Omnicom Group, Inc.	2,241,009
111,877	ViacomCBS, Inc., Class B	3,196,326
		12,030,745

	Metals & Mining — 0.7%
49,391	Newmont Corp.	3,103,731
69,858	Nucor Corp.	3,336,418
		6,440,149

	Multiline Retail — 1.0%
18,685	Dollar General Corp.	3,899,746
25,731	Dollar Tree, Inc. (a)	2,324,024
14,932	Target Corp.	2,272,949
		8,496,719

	Multi-Utilities — 2.6%
29,721	Ameren Corp.	2,410,967
40,485	CenterPoint Energy, Inc.	855,448
38,271	CMS Energy Corp.	2,423,702
40,278	Consolidated Edison, Inc.	3,161,420
9,928	Dominion Energy, Inc.	797,615
27,242	DTE Energy Co.	3,362,208

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
71,337	Public Service Enterprise Group, Inc.	$4,148,247
33,096	Sempra Energy	4,148,915
16,169	WEC Energy Group, Inc.	1,625,793
		22,934,315

	Oil, Gas & Consumable Fuels — 3.4%
33,863	Cheniere Energy, Inc. (a)	1,621,022
43,527	Chevron Corp.	3,025,126
119,280	ConocoPhillips	3,413,794
108,993	EOG Resources, Inc.	3,731,920
114,101	Exxon Mobil Corp.	3,721,975
190,616	Kinder Morgan, Inc.	2,268,330
120,620	ONEOK, Inc.	3,497,980
45,553	Pioneer Natural Resources Co.	3,624,197
90,424	Valero Energy Corp.	3,491,271
79,738	Williams (The) Cos., Inc.	1,530,172
		29,925,787

	Pharmaceuticals — 1.7%
12,997	Bristol-Myers Squibb Co.	759,675
45,731	Catalent, Inc. (a)	4,013,810
50,428	Horizon Therapeutics PLC (a)	3,778,570
106,736	Pfizer, Inc.	3,786,993
14,211	Zoetis, Inc.	2,253,154
		14,592,202

	Professional Services — 0.5%
2,770	CoStar Group, Inc. (a)	2,281,400
4,992	Equifax, Inc.	681,907
8,457	Verisk Analytics, Inc.	1,505,092
		4,468,399

	Real Estate Management & Development — 0.5%
83,396	CBRE Group, Inc., Class A (a)	4,203,158

	Road & Rail — 1.5%
30,260	CSX Corp.	2,388,724
18,599	J.B. Hunt Transport Services, Inc.	2,264,242
8,664	Kansas City Southern	1,526,077
7,323	Norfolk Southern Corp.	1,531,386
8,660	Old Dominion Freight Line, Inc.	1,648,604
64,427	Uber Technologies, Inc. (a)	2,152,506
7,961	Union Pacific Corp.	1,410,610
		12,922,149

	Semiconductors & Semiconductor Equipment — 3.9%
47,774	Advanced Micro Devices, Inc. (a)	3,596,904
26,357	Applied Materials, Inc.	1,561,125
2,149	Broadcom, Inc.	751,355
4,046	KLA Corp.	797,790
7,086	Lam Research Corp.	2,423,979
59,203	Marvell Technology Group Ltd.	2,220,705

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
83,414	Micron Technology, Inc. (a)	$4,199,061
11,208	Monolithic Power Systems, Inc.	3,582,077
7,237	NVIDIA Corp.	3,628,342
24,289	Qorvo, Inc. (a)	3,093,447
19,973	QUALCOMM, Inc.	2,463,869
16,152	Skyworks Solutions, Inc.	2,282,116
29,577	Teradyne, Inc.	2,598,339
5,484	Texas Instruments, Inc.	792,932
		33,992,041

	Software — 8.5%
6,389	Adobe, Inc. (a)	2,856,522
4,789	ANSYS, Inc. (a)	1,457,628
6,784	Autodesk, Inc. (a)	1,597,903
18,456	Avalara, Inc. (a)	2,750,867
22,041	Cadence Design Systems, Inc. (a)	2,410,624
18,957	Ceridian HCM Holding, Inc. (a)	1,634,473
8,568	Coupa Software, Inc. (a)	2,293,654
28,526	Crowdstrike Holdings, Inc., Class A (a)	3,532,660
38,343	Datadog, Inc., Class A (a)	3,479,627
18,199	DocuSign, Inc. (a)	3,680,748
57,295	Dynatrace, Inc. (a)	2,023,086
1,840	Fair Isaac Corp. (a)	720,268
6,649	Fortinet, Inc. (a)	733,850
13,404	HubSpot, Inc. (a)	3,888,098
4,804	Intuit, Inc.	1,511,723
3,726	Microsoft Corp.	754,403
150,371	NortonLifeLock, Inc.	3,093,132
13,122	Oracle Corp.	736,275
9,604	Palo Alto Networks, Inc. (a)	2,124,309
5,033	Paycom Software, Inc. (a)	1,832,465
2,854	RingCentral, Inc., Class A (a)	737,302
15,584	salesforce.com, Inc. (a)	3,619,696
8,076	ServiceNow, Inc. (a)	4,018,375
4,164	Splunk, Inc. (a)	824,639
25,892	SS&C Technologies Holdings, Inc.	1,533,324
10,985	Synopsys, Inc. (a)	2,349,252
7,550	Trade Desk (The), Inc., Class A (a)	4,276,698
14,566	Workday, Inc., Class A (a)	3,060,608
30,447	Zendesk, Inc. (a)	3,377,790
8,331	Zoom Video Communications, Inc., Class A (a)	3,839,841
27,844	Zscaler, Inc. (a)	3,779,823
		74,529,663

	Specialty Retail — 2.7%
10,210	Advance Auto Parts, Inc.	1,503,729
1,996	AutoZone, Inc. (a)	2,253,444
21,120	Best Buy Co., Inc.	2,355,936
8,526	CarMax, Inc. (a)	736,987
14,050	Carvana Co. (a)	2,604,168
11,286	Home Depot (The), Inc.	3,010,089
23,619	Lowe’s Cos., Inc.	3,734,164

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
6,798	O’Reilly Automotive, Inc. (a)	$2,968,007
27,326	Tractor Supply Co.	3,640,096
3,500	Ulta Beauty, Inc. (a)	723,695
		23,530,315

	Technology Hardware, Storage & Peripherals — 1.5%
33,823	Apple, Inc.	3,681,972
334,446	Hewlett Packard Enterprise Co.	2,889,613
41,257	HP, Inc.	740,976
31,799	Seagate Technology PLC	1,520,628
107,172	Western Digital Corp.	4,043,600
		12,876,789

	Textiles, Apparel & Luxury Goods — 0.2%
18,721	NIKE, Inc., Class B	2,248,018

	Trading Companies & Distributors — 0.8%
52,126	Fastenal Co.	2,253,407
22,449	United Rentals, Inc. (a)	4,002,432
2,195	W.W. Grainger, Inc.	768,294
		7,024,133

	Water Utilities — 0.2%
10,813	American Water Works Co., Inc.	1,627,465

	Wireless Telecommunication Services — 0.2%
20,554	T-Mobile US, Inc. (a)	2,252,102
	Total Common Stocks — 99.8%	878,972,702
	(Cost $821,422,048)

	Money Market Funds — 0.2%
182,048	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	182,048
1,216,986	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,216,986
	Total Money Market Funds — 0.2%	1,399,034
	(Cost $1,399,034)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$1,044,456	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $1,044,460. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $1,064,739. (d)	$1,044,456
	(Cost $1,044,456)

	Total Investments — 100.1%	881,416,192
	(Cost $823,865,538) (e)
	Net Other Assets and Liabilities — (0.1)%	(950,135)
	Net Assets — 100.0%	$880,466,057

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,199,171 and the total value of the collateral held by the Fund is $1,226,504.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,973,845 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,423,191. The net unrealized appreciation was $57,550,654.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$878,972,702	$—	$—
Money Market Funds	1,399,034	—	—
Repurchase Agreements	—	1,044,456	—
Total Investments	$880,371,736	$1,044,456	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.9%
9,366	Axon Enterprise, Inc. (a)	$926,297
15,086	BWX Technologies, Inc.	829,881
18,219	Curtiss-Wright Corp.	1,536,955
63,306	Hexcel Corp.	2,119,485
76,218	Howmet Aerospace, Inc.	1,314,761
12,073	Huntington Ingalls Industries, Inc.	1,780,526
5,483	Mercury Systems, Inc. (a)	377,669
25,329	Parsons Corp. (a)	798,370
35,310	Textron, Inc.	1,264,098
		10,948,042

	Air Freight & Logistics — 0.1%
5,017	XPO Logistics, Inc. (a)	451,530

	Airlines — 0.5%
34,790	Alaska Air Group, Inc.	1,318,193
74,984	JetBlue Airways Corp. (a)	897,559
24,447	United Airlines Holdings, Inc. (a)	827,775
		3,043,527

	Auto Components — 1.0%
43,860	BorgWarner, Inc.	1,534,223
4,700	Dorman Products, Inc. (a)	419,569
11,429	Fox Factory Holding Corp. (a)	960,950
49,491	Gentex Corp.	1,369,416
7,993	LCI Industries	876,512
7,790	Lear Corp.	941,110
		6,101,780

	Automobiles — 0.4%
17,311	Harley-Davidson, Inc.	569,186
17,835	Thor Industries, Inc.	1,508,484
		2,077,670

	Banks — 6.8%
79,697	Bank OZK	1,974,892
32,985	BOK Financial Corp.	1,937,539
44,423	Comerica, Inc.	2,021,691
7,547	Commerce Bancshares, Inc.	469,801
15,599	Community Bank System, Inc.	904,586
19,926	Cullen/Frost Bankers, Inc.	1,400,200
51,899	East West Bancorp, Inc.	1,893,275
6,663	First Citizens BancShares, Inc., Class A	3,082,970
90,092	First Horizon National Corp.	937,858
84,061	Home BancShares, Inc.	1,395,412
185,294	Huntington Bancshares, Inc.	1,934,469
164,806	People’s United Financial, Inc.	1,758,480
47,744	Pinnacle Financial Partners, Inc.	2,186,198
58,558	Popular, Inc.	2,471,148
32,784	Prosperity Bancshares, Inc.	1,806,726
20,473	Signature Bank	1,652,990
8,821	South State Corp.	541,609
80,262	Synovus Financial Corp.	2,086,812
72,737	TCF Financial Corp.	1,979,174

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
59,356	United Bankshares, Inc.	$1,556,908
248,049	Valley National Bancorp	1,895,094
53,736	Western Alliance Bancorp	2,213,923
58,151	Zions Bancorp N.A.	1,876,533
		39,978,288

	Beverages — 1.0%
2,404	Boston Beer (The) Co., Inc., Class A (a)	2,498,189
37,973	Molson Coors Beverage Co., Class B	1,338,928
24,983	National Beverage Corp. (a) (b)	1,955,919
		5,793,036

	Biotechnology — 4.9%
11,325	Acceleron Pharma, Inc. (a)	1,184,369
90,251	Amicus Therapeutics, Inc. (a)	1,609,175
11,361	Arena Pharmaceuticals, Inc. (a)	973,865
9,864	Arrowhead Pharmaceuticals, Inc. (a)	565,207
18,331	Blueprint Medicines Corp. (a)	1,874,895
15,503	ChemoCentryx, Inc. (a)	744,144
25,393	CRISPR Therapeutics AG (a)	2,331,585
20,555	Emergent BioSolutions, Inc. (a)	1,849,333
34,746	Exelixis, Inc. (a)	711,598
42,512	Fate Therapeutics, Inc. (a)	1,887,533
32,327	Halozyme Therapeutics, Inc. (a)	905,156
66,083	Insmed, Inc. (a)	2,176,774
29,397	Invitae Corp. (a) (b)	1,152,656
5,118	Mirati Therapeutics, Inc. (a)	1,111,323
29,401	Natera, Inc. (a)	1,977,511
11,760	Novavax, Inc. (a)	949,150
460,474	OPKO Health, Inc. (a) (b)	1,620,868
20,673	Ultragenyx Pharmaceutical, Inc. (a)	2,077,637
21,028	United Therapeutics Corp. (a)	2,822,588
		28,525,367

	Building Products — 1.5%
8,046	A.O. Smith Corp.	415,898
14,101	AAON, Inc.	823,639
34,017	Advanced Drainage Systems, Inc.	2,157,698
26,043	Builders FirstSource, Inc. (a)	789,103
17,487	Simpson Manufacturing Co., Inc.	1,551,447
23,732	Trex Co., Inc. (a)	1,650,323
30,068	UFP Industries, Inc.	1,500,694
		8,888,802

	Capital Markets — 3.1%
18,637	Affiliated Managers Group, Inc.	1,404,671
10,510	Ares Management Corp., Class A	444,573
14,525	Cboe Global Markets, Inc.	1,180,737
22,269	Eaton Vance Corp.	1,331,463
98,743	Federated Hermes, Inc.	2,359,958
7,195	Houlihan Lokey, Inc.	451,126
186,146	Invesco Ltd.	2,440,374
25,705	Lazard Ltd., Class A	865,487

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
16,620	LPL Financial Holdings, Inc.	$1,328,437
7,933	Morningstar, Inc.	1,510,285
17,514	Raymond James Financial, Inc.	1,338,770
33,607	Stifel Financial Corp.	1,964,665
7,324	Tradeweb Markets, Inc., Class A	399,012
55,383	Virtu Financial, Inc., Class A	1,184,089
		18,203,647

	Chemicals — 2.4%
14,274	Albemarle Corp.	1,330,480
5,991	Ashland Global Holdings, Inc.	417,992
19,161	Axalta Coating Systems Ltd. (a)	481,133
4,351	Balchem Corp.	434,882
55,329	CF Industries Holdings, Inc.	1,527,634
121,252	Element Solutions, Inc. (a)	1,421,073
19,126	Huntsman Corp.	464,571
3,724	NewMarket Corp.	1,332,038
7,091	Quaker Chemical Corp.	1,352,892
13,889	Scotts Miracle-Gro (The) Co.	2,084,044
44,622	Valvoline, Inc.	877,715
33,596	Westlake Chemical Corp.	2,271,761
		13,996,215

	Commercial Services & Supplies — 1.5%
207,974	ADT, Inc.	1,370,549
22,818	Casella Waste Systems, Inc., Class A (a)	1,231,944
11,303	Cimpress PLC (a)	829,640
22,743	Clean Harbors, Inc. (a)	1,204,697
24,473	IAA, Inc. (a)	1,384,927
9,497	MSA Safety, Inc.	1,252,844
4,446	Tetra Tech, Inc.	448,646
6,729	UniFirst Corp.	1,102,277
		8,825,524

	Communications Equipment — 0.3%
59,271	Juniper Networks, Inc.	1,168,824
5,655	Lumentum Holdings, Inc. (a)	467,612
		1,636,436

	Construction & Engineering — 1.3%
12,548	EMCOR Group, Inc.	855,648
50,331	MasTec, Inc. (a)	2,498,431
24,107	Quanta Services, Inc.	1,505,000
10,262	Valmont Industries, Inc.	1,456,691
76,401	WillScot Mobile Mini Holdings Corp. (a)	1,419,531
		7,735,301

	Construction Materials — 0.1%
9,841	Eagle Materials, Inc.	838,945

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.2%
67,775	Ally Financial, Inc.	$1,808,237
1,255	Credit Acceptance Corp. (a) (b)	374,140
8,394	Green Dot Corp., Class A (a)	447,568
4,152	LendingTree, Inc. (a)	1,343,546
67,965	OneMain Holdings, Inc.	2,371,299
23,353	Santander Consumer USA Holdings, Inc.	475,000
		6,819,790

	Containers & Packaging — 2.3%
3,751	AptarGroup, Inc.	427,952
6,646	Avery Dennison Corp.	919,740
43,954	Berry Global Group, Inc. (a)	2,049,575
16,581	Crown Holdings, Inc. (a)	1,422,650
90,443	Graphic Packaging Holding Co.	1,201,987
11,686	Packaging Corp. of America	1,337,930
32,835	Sealed Air Corp.	1,299,938
34,658	Silgan Holdings, Inc.	1,193,968
24,954	Sonoco Products Co.	1,220,001
61,139	WestRock Co.	2,295,769
		13,369,510

	Distributors — 0.3%
61,275	LKQ Corp. (a)	1,960,187

	Diversified Consumer Services — 0.7%
21,256	Grand Canyon Education, Inc. (a)	1,665,833
52,152	H&R Block, Inc.	900,143
20,141	Service Corp. International	932,730
10,652	Terminix Global Holdings, Inc. (a)	501,603
		4,000,309

	Diversified Financial Services — 1.4%
57,002	Cannae Holdings, Inc. (a)	2,107,934
116,444	Equitable Holdings, Inc.	2,502,381
117,996	Jefferies Financial Group, Inc.	2,302,102
26,587	Voya Financial, Inc.	1,274,315
		8,186,732

	Diversified Telecommunication Services — 0.4%
12,166	Bandwidth, Inc., Class A (a)	1,950,879
16,608	Iridium Communications, Inc. (a)	438,617
		2,389,496

	Electric Utilities — 2.2%
41,050	ALLETE, Inc.	2,117,359
38,339	Hawaiian Electric Industries, Inc.	1,266,720
21,266	IDACORP, Inc.	1,865,666
69,094	NRG Energy, Inc.	2,184,752
14,166	OGE Energy Corp.	435,888
28,489	Pinnacle West Capital Corp.	2,323,848
10,278	PNM Resources, Inc.	513,900

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
59,829	Portland General Electric Co.	$2,351,280
		13,059,413

	Electrical Equipment — 1.4%
20,753	Acuity Brands, Inc.	1,849,923
12,657	EnerSys	906,241
10,969	Generac Holdings, Inc. (a)	2,305,135
6,207	Hubbell, Inc.	903,181
13,576	Regal Beloit Corp.	1,339,272
22,046	Sunrun, Inc. (a)	1,146,833
		8,450,585

	Electronic Equipment, Instruments & Components — 1.6%
16,201	Arrow Electronics, Inc. (a)	1,261,896
82,197	Avnet, Inc.	2,027,800
6,409	Dolby Laboratories, Inc., Class A	481,188
23,698	FLIR Systems, Inc.	822,084
31,418	II-VI, Inc. (a)	1,428,576
2,500	IPG Photonics Corp. (a)	464,900
24,796	Jabil, Inc.	821,739
2,395	Littelfuse, Inc.	474,066
12,131	SYNNEX Corp.	1,596,925
		9,379,174

	Equity Real Estate Investment Trusts — 3.7%
24,329	American Campus Communities, Inc.	911,364
14,914	American Homes 4 Rent, Class A	421,619
11,883	Americold Realty Trust	430,521
145,351	Brixmor Property Group, Inc.	1,593,047
13,146	CubeSmart	446,044
3,284	EastGroup Properties, Inc.	437,035
79,758	Equity Commonwealth	2,107,206
10,674	First Industrial Realty Trust, Inc.	424,932
11,503	Gaming and Leisure Properties, Inc.	418,134
118,105	Host Hotels & Resorts, Inc.	1,237,740
77,481	Hudson Pacific Properties, Inc.	1,492,284
15,857	Iron Mountain, Inc.	413,233
31,770	JBG SMITH Properties	741,830
188,626	Kimco Realty Corp.	1,935,303
4,036	Life Storage, Inc.	460,709
36,928	National Retail Properties, Inc.	1,182,065
16,067	Rayonier, Inc.	407,780
22,347	Regency Centers Corp.	795,330
9,284	Rexford Industrial Realty, Inc.	431,335
123,262	Sabra Health Care REIT, Inc.	1,622,128
45,805	SL Green Realty Corp.	1,960,912
25,172	Spirit Realty Capital, Inc.	756,419
13,932	STAG Industrial, Inc.	433,564
15,486	STORE Capital Corp.	397,990
7,756	Terreno Realty Corp.	436,508
		21,895,032

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 1.0%
51,117	BJ’s Wholesale Club Holdings, Inc. (a)	$1,957,270
7,174	Casey’s General Stores, Inc.	1,209,321
21,607	Grocery Outlet Holding Corp. (a)	951,140
40,592	Sprouts Farmers Market, Inc. (a)	773,278
38,234	US Foods Holding Corp. (a)	799,091
		5,690,100

	Food Products — 2.4%
10,232	Beyond Meat, Inc. (a)	1,457,344
58,948	Darling Ingredients, Inc. (a)	2,534,764
17,461	Flowers Foods, Inc.	411,730
19,024	Freshpet, Inc. (a)	2,178,248
24,770	Hain Celestial Group (The), Inc. (a)	761,677
22,452	Ingredion, Inc.	1,591,622
6,410	Lamb Weston Holdings, Inc.	406,715
4,753	Lancaster Colony Corp.	789,663
141,925	Pilgrim’s Pride Corp. (a)	2,375,825
4,940	Post Holdings, Inc. (a)	424,346
299	Seaboard Corp.	1,030,055
		13,961,989

	Gas Utilities — 1.6%
31,397	National Fuel Gas Co.	1,254,624
62,886	New Jersey Resources Corp.	1,835,014
18,466	ONE Gas, Inc.	1,274,893
26,927	Southwest Gas Holdings, Inc.	1,769,642
23,953	Spire, Inc.	1,342,326
51,521	UGI Corp.	1,666,189
		9,142,688

	Health Care Equipment & Supplies — 1.6%
8,579	Globus Medical, Inc., Class A (a)	447,138
4,648	ICU Medical, Inc. (a)	826,368
8,921	iRhythm Technologies, Inc. (a)	1,886,345
5,429	Neogen Corp. (a)	378,619
3,048	Nevro Corp. (a)	454,792
15,264	Novocure Ltd. (a)	1,863,734
8,747	NuVasive, Inc. (a)	388,629
2,184	Penumbra, Inc. (a)	570,090
15,022	STAAR Surgical Co. (a)	1,089,095
14,970	Tandem Diabetes Care, Inc. (a)	1,631,730
		9,536,540

	Health Care Providers & Services — 2.4%
57,638	Acadia Healthcare Co., Inc. (a)	2,054,795
7,188	Amedisys, Inc. (a)	1,861,692
1,769	Chemed Corp.	846,148
13,075	Encompass Health Corp.	801,628
15,202	Guardant Health, Inc. (a)	1,621,446
14,454	Henry Schein, Inc. (a)	918,985
7,993	LHC Group, Inc. (a)	1,730,884
86,656	Tenet Healthcare Corp. (a)	2,126,538

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
19,847	Universal Health Services, Inc., Class B	$2,174,239
		14,136,355

	Health Care Technology — 0.4%
16,457	Inspire Medical Systems, Inc. (a)	1,965,460
5,689	Omnicell, Inc. (a)	492,383
		2,457,843

	Hotels, Restaurants & Leisure — 1.8%
16,061	Aramark	445,532
4,943	Choice Hotels International, Inc.	431,771
5,185	Churchill Downs, Inc.	773,343
10,371	Dunkin’ Brands Group, Inc.	1,034,092
97,652	MGM Resorts International	2,008,702
20,650	Papa John’s International, Inc.	1,581,790
23,373	Penn National Gaming, Inc. (a)	1,261,674
6,988	Texas Roadhouse, Inc.	489,370
57,159	Wendy’s (The) Co.	1,248,924
9,324	Wingstop, Inc.	1,084,661
		10,359,859

	Household Durables — 3.1%
6,585	Helen of Troy Ltd. (a)	1,248,516
55,325	KB Home	1,784,231
20,634	Leggett & Platt, Inc.	861,057
18,283	LGI Homes, Inc. (a)	1,954,087
45,095	M.D.C. Holdings, Inc.	1,962,534
19,239	Meritage Homes Corp. (a)	1,675,525
21,764	Mohawk Industries, Inc. (a)	2,245,827
51,824	Taylor Morrison Home Corp. (a)	1,119,398
23,813	Tempur Sealy International, Inc. (a)	2,119,357
34,918	Toll Brothers, Inc.	1,476,333
12,441	TopBuild Corp. (a)	1,906,086
		18,352,951

	Household Products — 0.2%
21,705	Energizer Holdings, Inc.	854,092
13,872	Reynolds Consumer Products, Inc.	391,745
		1,245,837

	Independent Power and Renewable Electricity Producers — 0.7%
47,268	Clearway Energy, Inc., Class C	1,331,067
14,371	Ormat Technologies, Inc.	1,018,473
112,616	Vistra Corp.	1,956,140
		4,305,680

	Industrial Conglomerates — 0.2%
10,414	Carlisle Cos., Inc.	1,289,982

	Insurance — 5.4%
815	Alleghany Corp.	445,748
19,027	American Financial Group, Inc.	1,425,883

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,004	Assurant, Inc.	$871,087
37,393	Athene Holding Ltd., Class A (a)	1,199,567
9,647	Axis Capital Holdings Ltd.	411,830
78,926	Brighthouse Financial, Inc. (a)	2,612,451
13,150	Enstar Group Ltd. (a)	2,260,091
4,041	Erie Indemnity Co., Class A	941,028
6,451	Everest Re Group Ltd.	1,271,363
67,835	Fidelity National Financial, Inc.	2,122,557
41,719	First American Financial Corp.	1,860,250
21,266	Globe Life, Inc.	1,724,460
13,675	Hanover Insurance Group (The), Inc.	1,308,151
31,780	Kemper Corp.	1,959,555
11,169	Kinsale Capital Group, Inc.	2,093,852
27,116	Lincoln National Corp.	951,772
57,638	Old Republic International Corp.	938,347
7,509	Primerica, Inc.	827,792
13,387	Reinsurance Group of America, Inc.	1,352,355
5,004	RenaissanceRe Holdings Ltd.	809,247
16,499	Selective Insurance Group, Inc.	858,938
126,200	Unum Group	2,228,692
1,637	White Mountains Insurance Group Ltd.	1,486,936
		31,961,952

	Internet & Direct Marketing Retail — 1.2%
38,736	Chewy, Inc., Class A (a) (b)	2,386,138
29,235	Overstock.com, Inc. (a)	1,640,084
118,325	Qurate Retail, Inc., Series A	801,060
8,814	Stamps.com, Inc. (a)	1,967,637
		6,794,919

	IT Services — 1.3%
7,971	CACI International, Inc., Class A (a)	1,662,193
4,662	Euronet Worldwide, Inc. (a)	414,172
22,673	Fastly, Inc., Class A (a)	1,439,962
32,718	Genpact Ltd.	1,124,518
18,628	MAXIMUS, Inc.	1,258,880
21,838	Perspecta, Inc.	391,555
10,835	Science Applications International Corp.	827,469
3,055	WEX, Inc. (a)	386,610
		7,505,359

	Leisure Products — 0.6%
12,637	Acushnet Holdings Corp.	431,301
108,920	Mattel, Inc. (a)	1,499,828
37,494	YETI Holdings, Inc. (a)	1,855,203
		3,786,332

	Life Sciences Tools & Services — 2.0%
17,035	10X Genomics, Inc., Class A (a)	2,332,092

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
26,204	Adaptive Biotechnologies Corp. (a)	$1,207,480
9,379	Charles River Laboratories International, Inc. (a)	2,135,598
15,206	Medpace Holdings, Inc. (a)	1,686,954
34,543	NeoGenomics, Inc. (a)	1,355,122
8,376	PRA Health Sciences, Inc. (a)	816,157
11,517	Repligen Corp. (a)	1,918,387
7,990	Syneos Health, Inc. (a)	424,109
		11,875,899

	Machinery — 3.6%
5,719	AGCO Corp.	440,535
48,353	Allison Transmission Holdings, Inc.	1,747,961
8,473	Crane Co.	430,005
31,131	Flowserve Corp.	906,535
13,847	Graco, Inc.	857,129
28,776	ITT, Inc.	1,741,236
9,246	John Bean Technologies Corp.	776,387
4,614	Lincoln Electric Holdings, Inc.	469,797
14,204	Middleby (The) Corp. (a)	1,413,866
48,782	Navistar International Corp. (a)	2,102,992
23,117	Oshkosh Corp.	1,557,161
9,839	Proto Labs, Inc. (a)	1,161,789
14,235	Rexnord Corp.	456,659
11,549	Snap-on, Inc.	1,819,314
39,173	Timken (The) Co.	2,338,628
20,241	Toro (The) Co.	1,661,786
15,899	Woodward, Inc.	1,264,765
		21,146,545

	Media — 1.2%
97,561	Discovery, Inc., Class A (a)	1,974,635
73,165	DISH Network Corp., Class A (a)	1,864,976
50,964	Interpublic Group of (The) Cos., Inc.	921,939
19,855	New York Times (The) Co., Class A	787,449
18,893	Nexstar Media Group, Inc., Class A	1,556,783
		7,105,782

	Metals & Mining — 1.1%
418,096	Hecla Mining Co.	1,914,880
20,814	Reliance Steel & Aluminum Co.	2,268,518
74,186	Steel Dynamics, Inc.	2,335,375
		6,518,773

	Mortgage Real Estate Investment Trusts — 0.3%
19,335	Blackstone Mortgage Trust, Inc., Class A	419,570
84,452	Starwood Property Trust, Inc.	1,179,794
		1,599,364

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.6%
91,697	Kohl’s Corp.	$1,952,229
14,588	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,270,469
		3,222,698

	Multi-Utilities — 1.1%
31,764	Black Hills Corp.	1,799,748
94,395	MDU Resources Group, Inc.	2,242,825
19,308	NiSource, Inc.	443,505
34,932	NorthWestern Corp.	1,821,005
		6,307,083

	Oil, Gas & Consumable Fuels — 0.7%
237,310	Antero Midstream Corp.	1,359,786
64,654	HollyFrontier Corp.	1,196,746
415,438	Marathon Oil Corp.	1,645,134
		4,201,666

	Personal Products — 0.3%
36,424	Herbalife Nutrition Ltd. (a)	1,644,179

	Pharmaceuticals — 1.1%
5,959	Jazz Pharmaceuticals PLC (a)	858,692
143,219	Mylan N.V. (a)	2,082,404
9,347	MyoKardia, Inc. (a)	2,089,335
37,010	Perrigo Co. PLC	1,623,629
		6,654,060

	Professional Services — 1.2%
20,051	ASGN, Inc. (a)	1,337,001
18,833	CoreLogic, Inc.	1,448,823
4,009	FTI Consulting, Inc. (a)	394,726
6,487	Insperity, Inc.	496,775
11,584	ManpowerGroup, Inc.	786,206
16,048	Robert Half International, Inc.	813,473
21,484	TriNet Group, Inc. (a)	1,480,677
		6,757,681

	Real Estate Management & Development — 0.8%
7,376	Howard Hughes (The) Corp. (a)	458,713
22,202	Jones Lang LaSalle, Inc.	2,505,718
42,540	Redfin Corp. (a)	1,776,896
		4,741,327

	Road & Rail — 1.3%
4,774	AMERCO	1,657,342
52,185	Knight-Swift Transportation Holdings, Inc.	1,982,508
3,387	Landstar System, Inc.	422,359
13,471	Saia, Inc. (a)	1,989,128
40,464	Werner Enterprises, Inc.	1,538,441
		7,589,778

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 3.3%
20,248	Advanced Energy Industries, Inc. (a)	$1,366,133
189,636	Amkor Technology, Inc. (a)	2,247,187
9,182	Brooks Automation, Inc.	428,799
12,597	Cirrus Logic, Inc. (a)	867,555
5,950	CMC Materials, Inc.	846,031
6,665	Cree, Inc. (a)	423,894
15,051	Diodes, Inc. (a)	870,399
25,716	Enphase Energy, Inc. (a)	2,522,482
22,858	Entegris, Inc.	1,709,093
6,416	First Solar, Inc. (a)	558,481
7,569	Inphi Corp. (a)	1,057,843
29,335	Lattice Semiconductor Corp. (a)	1,023,792
24,979	MACOM Technology Solutions Holdings, Inc. (a)	911,734
7,777	MKS Instruments, Inc.	842,949
19,583	ON Semiconductor Corp. (a)	491,337
7,668	Power Integrations, Inc.	461,690
8,021	Semtech Corp. (a)	440,273
15,847	Synaptics, Inc. (a)	1,214,989
4,701	Universal Display Corp.	932,255
		19,216,916

	Software — 7.3%
37,637	2U, Inc. (a)	1,386,923
16,258	ACI Worldwide, Inc. (a)	474,246
15,378	Alarm.com Holdings, Inc. (a)	896,999
3,741	Alteryx, Inc., Class A (a)	468,934
33,940	Anaplan, Inc. (a)	1,878,579
6,710	Aspen Technology, Inc. (a)	736,825
18,957	Blackline, Inc. (a)	1,851,720
24,468	Box, Inc., Class A (a)	379,254
9,745	CDK Global, Inc.	420,009
78,015	Cloudera, Inc. (a)	758,306
41,382	Cloudflare, Inc., Class A (a)	2,150,623
15,747	Elastic N.V. (a)	1,596,903
16,515	Envestnet, Inc. (a)	1,267,361
3,380	Everbridge, Inc. (a)	353,852
34,409	FireEye, Inc. (a)	476,221
13,103	Five9, Inc. (a)	1,987,987
6,137	J2 Global, Inc. (a)	416,580
32,682	LivePerson, Inc. (a)	1,747,180
8,898	Manhattan Associates, Inc. (a)	760,779
30,984	Medallia, Inc. (a)	881,495
27,161	Mimecast Ltd. (a)	1,037,822
7,538	New Relic, Inc. (a)	457,255
38,395	Nuance Communications, Inc. (a)	1,225,184
19,152	Nutanix, Inc., Class A (a)	466,160
10,527	Paylocity Holding Corp. (a)	1,952,969
14,037	Pegasystems, Inc.	1,626,608
40,831	Ping Identity Holding Corp. (a)	1,130,610
10,271	PTC, Inc. (a)	861,531
13,965	Q2 Holdings, Inc. (a)	1,274,167
4,334	Qualys, Inc. (a)	380,742

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
27,747	Rapid7, Inc. (a)	$1,718,372
53,677	Sailpoint Technologies Holdings, Inc. (a)	2,228,132
17,190	Smartsheet, Inc., Class A (a)	856,921
41,769	SolarWinds Corp. (a)	853,341
16,366	SPS Commerce, Inc. (a)	1,400,766
38,424	SVMK, Inc. (a)	804,214
56,264	Tenable Holdings, Inc. (a)	1,919,165
11,042	Varonis Systems, Inc. (a)	1,276,124
8,815	Verint Systems, Inc. (a)	427,704
		42,788,563

	Specialty Retail — 2.8%
32,103	AutoNation, Inc. (a)	1,821,203
22,016	Dick’s Sporting Goods, Inc.	1,247,207
10,033	Five Below, Inc. (a)	1,337,800
28,395	Floor & Decor Holdings, Inc., Class A (a)	2,072,835
51,441	Foot Locker, Inc.	1,897,144
3,728	Lithia Motors, Inc., Class A	855,837
16,559	Murphy USA, Inc. (a)	2,025,000
26,738	Penske Automotive Group, Inc.	1,367,916
5,551	RH (a)	1,860,862
23,484	Williams-Sonoma, Inc.	2,141,976
		16,627,780

	Technology Hardware, Storage & Peripherals — 0.4%
27,600	Pure Storage, Inc., Class A (a)	444,360
113,156	Xerox Holdings Corp.	1,966,651
		2,411,011

	Textiles, Apparel & Luxury Goods — 1.2%
4,907	Carter’s, Inc.	399,675
9,768	Columbia Sportswear Co.	728,595
7,724	Deckers Outdoor Corp. (a)	1,957,030
134,853	Hanesbrands, Inc.	2,167,088
12,499	Ralph Lauren Corp.	835,558
28,111	Skechers U.S.A., Inc., Class A (a)	891,400
		6,979,346

	Thrifts & Mortgage Finance — 1.9%
57,387	Essent Group Ltd.	2,286,872
239,720	MGIC Investment Corp.	2,411,583
205,458	New York Community Bancorp, Inc.	1,707,356
36,544	PennyMac Financial Services, Inc.	1,857,166
145,377	Radian Group, Inc.	2,609,517
		10,872,494

	Trading Companies & Distributors — 1.6%
72,193	Air Lease Corp.	1,966,537

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
41,201	HD Supply Holdings, Inc. (a)	$1,642,272
26,852	MSC Industrial Direct Co., Inc., Class A	1,870,510
13,934	SiteOne Landscape Supply, Inc. (a)	1,664,974
50,331	Univar Solutions, Inc. (a)	834,991
7,296	Watsco, Inc.	1,635,326
		9,614,610

	Transportation Infrastructure — 0.3%
63,189	Macquarie Infrastructure Corp.	1,630,276
	Total Common Stocks — 100.0%	586,588,555
	(Cost $558,833,676)

	Money Market Funds — 0.2%
793,754	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	793,754
394,835	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	394,835
	Total Money Market Funds — 0.2%	1,188,589
	(Cost $1,188,589)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$4,553,955	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $4,553,974. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $4,642,391. (d)	4,553,955
	(Cost $4,553,955)

	Total Investments — 101.0%	592,331,099
	(Cost $564,576,220) (e)
	Net Other Assets and Liabilities — (1.0)%	(5,476,416)
	Net Assets — 100.0%	$586,854,683

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,687,453 and the total value of the collateral held by the Fund is $5,347,709.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,033,422 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,278,543. The net unrealized appreciation was $27,754,879.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$586,588,555	$—	$—
Money Market Funds	1,188,589	—	—
Repurchase Agreements	—	4,553,955	—
Total Investments	$587,777,144	$4,553,955	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
4,521	AeroVironment, Inc. (a)	$345,224
20,870	Kaman Corp.	827,704
28,122	Kratos Defense & Security Solutions, Inc. (a)	531,225
43,482	Maxar Technologies, Inc.	1,120,531
12,806	Moog, Inc., Class A	798,966
		3,623,650

	Air Freight & Logistics — 1.0%
54,093	Air Transport Services Group, Inc. (a)	1,516,768
22,261	Atlas Air Worldwide Holdings, Inc. (a)	1,316,961
9,450	Forward Air Corp.	595,066
21,604	Hub Group, Inc., Class A (a)	1,083,008
		4,511,803

	Airlines — 0.6%
2,261	Allegiant Travel Co.	304,692
45,397	SkyWest, Inc.	1,317,875
67,352	Spirit Airlines, Inc. (a) (b)	1,183,375
		2,805,942

	Auto Components — 1.1%
46,987	American Axle & Manufacturing Holdings, Inc. (a)	315,753
34,207	Cooper Tire & Rubber Co.	1,176,379
88,020	Dana, Inc.	1,231,400
6,630	Gentherm, Inc. (a)	306,903
14,143	Patrick Industries, Inc.	788,472
12,143	Standard Motor Products, Inc.	556,149
32,175	Workhorse Group, Inc. (a) (b)	494,851
		4,869,907

	Automobiles — 0.2%
15,737	Winnebago Industries, Inc.	738,852

	Banks — 14.1%
35,165	1st Source Corp.	1,177,676
47,605	Ameris Bancorp	1,394,826
107,409	Associated Banc-Corp.	1,470,429
50,744	Atlantic Union Bankshares Corp.	1,283,316
13,278	BancFirst Corp.	590,207
55,953	BancorpSouth Bank	1,309,860
10,736	Bank of Hawaii Corp.	651,031
49,496	BankUnited, Inc.	1,249,774
33,613	Banner Corp.	1,239,311
62,526	Cathay General Bancorp	1,471,237
15,311	CIT Group, Inc.	450,909
45,465	Columbia Banking System, Inc.	1,291,661
48,909	CVB Financial Corp.	855,907
50,598	Eagle Bancorp, Inc.	1,513,892
199,932	F.N.B. Corp.	1,511,486
21,585	FB Financial Corp.	636,757
207,746	First BanCorp	1,348,272

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
68,249	First Busey Corp.	$1,227,800
112,917	First Financial Bancorp	1,614,713
74,945	First Hawaiian, Inc.	1,293,551
25,539	First Interstate BancSystem, Inc., Class A	901,527
58,530	First Merchants Corp.	1,528,218
125,744	First Midwest Bancorp, Inc.	1,578,087
116,230	Fulton Financial Corp.	1,277,368
14,409	Hancock Whitney Corp.	329,534
36,150	Heartland Financial USA, Inc.	1,190,781
65,864	Hilltop Holdings, Inc.	1,502,358
178,717	Hope Bancorp, Inc.	1,442,246
24,546	Independent Bank Group, Inc.	1,266,083
41,610	International Bancshares Corp.	1,151,765
149,370	Investors Bancorp, Inc.	1,263,670
10,329	National Bank Holdings Corp., Class A	311,419
30,325	NBT Bancorp, Inc.	830,299
79,215	OceanFirst Financial Corp.	1,185,849
86,341	Old National Bancorp	1,207,047
13,461	Pacific Premier Bancorp, Inc.	343,256
6,618	Park National Corp.	606,540
35,797	Renasant Corp.	1,020,572
30,649	S&T Bancorp, Inc.	606,544
23,494	Sandy Spring Bancorp, Inc.	595,573
45,109	Seacoast Banking Corp. of Florida (a)	968,941
7,968	ServisFirst Bancshares, Inc.	294,019
85,495	Simmons First National Corp., Class A	1,452,560
33,291	Southside Bancshares, Inc.	897,525
128,851	Sterling Bancorp	1,724,026
7,965	Stock Yards Bancorp, Inc.	304,422
26,129	Texas Capital Bancshares, Inc. (a)	1,175,805
9,548	Tompkins Financial Corp.	534,593
82,654	TowneBank	1,502,650
44,277	TriCo Bancshares	1,280,934
50,654	Trustmark Corp.	1,184,797
16,593	UMB Financial Corp.	1,010,016
25,531	Umpqua Holdings Corp.	320,669
64,053	United Community Banks, Inc.	1,341,270
31,837	Veritex Holdings, Inc.	628,144
41,063	Webster Financial Corp.	1,322,639
38,073	WesBanco, Inc.	924,793
27,076	Wintrust Financial Corp.	1,332,951
		61,922,105

	Beverages — 0.1%
1,129	Coca-Cola Consolidated, Inc.	258,485

	Biotechnology — 3.1%
41,079	Altimmune, Inc. (a) (b)	470,355
12,635	Arcturus Therapeutics Holdings, Inc. (a)	683,301
15,818	Arcus Biosciences, Inc. (a)	344,832

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
44,811	Athenex, Inc. (a)	$510,845
28,580	CareDx, Inc. (a)	1,401,849
29,565	Coherus Biosciences, Inc. (a)	492,849
12,525	Cytokinetics, Inc. (a)	192,509
15,130	Denali Therapeutics, Inc. (a)	647,261
15,071	Dicerna Pharmaceuticals, Inc. (a)	316,340
19,326	Editas Medicine, Inc. (a)	597,947
7,291	Esperion Therapeutics, Inc. (a) (b)	218,511
27,271	Intellia Therapeutics, Inc. (a)	652,868
30,141	Ironwood Pharmaceuticals, Inc. (a)	297,793
18,572	Karyopharm Therapeutics, Inc. (a)	275,237
32,285	MacroGenics, Inc. (a)	626,652
14,556	Mersana Therapeutics, Inc. (a)	262,299
39,090	NantKwest, Inc. (a) (b)	293,566
14,684	Retrophin, Inc. (a)	297,204
86,066	Sangamo Therapeutics, Inc. (a)	889,923
72,942	Sorrento Therapeutics, Inc. (a) (b)	506,218
30,396	TG Therapeutics, Inc. (a)	768,107
39,836	Translate Bio, Inc. (a)	511,096
17,846	Twist Bioscience Corp. (a)	1,367,717
16,690	Veracyte, Inc. (a)	578,475
6,987	Xencor, Inc. (a)	268,161
		13,471,915

	Building Products — 1.2%
13,804	American Woodmark Corp. (a)	1,140,349
7,015	CSW Industrials, Inc.	599,993
16,651	Gibraltar Industries, Inc. (a)	956,600
55,496	Griffon Corp.	1,189,834
11,995	JELD-WEN Holding, Inc. (a)	252,255
61,899	PGT Innovations, Inc. (a)	1,026,285
24,649	Resideo Technologies, Inc. (a)	248,462
		5,413,778

	Capital Markets — 2.7%
20,860	Artisan Partners Asset Management, Inc., Class A	835,651
225,925	BGC Partners, Inc., Class A	666,479
84,061	Brightsphere Investment Group, Inc.	1,160,042
16,566	Evercore, Inc., Class A	1,317,660
33,074	Focus Financial Partners, Inc., Class A (a)	1,207,532
15,428	Moelis & Co., Class A	573,921
7,426	Piper Sandler Cos.	619,700
22,363	PJT Partners, Inc., Class A	1,513,080
26,495	StoneX Group, Inc. (a)	1,403,705
5,869	Virtus Investment Partners, Inc.	936,399
91,280	Waddell & Reed Financial, Inc., Class A	1,401,148
		11,635,317

	Chemicals — 2.1%
20,494	Avient Corp.	636,749
15,051	Cabot Corp.	572,088

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
25,881	GCP Applied Technologies, Inc. (a)	$564,465
17,765	H.B. Fuller Co.	803,866
16,449	Ingevity Corp. (a)	902,721
8,564	Innospec, Inc.	566,423
30,221	Livent Corp. (a)	324,876
21,225	Minerals Technologies, Inc.	1,160,795
65,695	Olin Corp.	1,087,252
132,116	PQ Group Holdings, Inc. (a)	1,527,261
4,697	Sensient Technologies Corp.	307,325
4,977	Stepan Co.	579,522
		9,033,343

	Commercial Services & Supplies — 1.4%
7,395	ABM Industries, Inc.	256,754
47,565	BrightView Holdings, Inc. (a)	581,720
34,984	Covanta Holding Corp.	317,655
25,182	Healthcare Services Group, Inc.	576,164
8,991	Herman Miller, Inc.	273,956
25,917	HNI Corp.	843,598
37,656	KAR Auction Services, Inc.	548,271
18,198	McGrath RentCorp	1,038,742
134,081	Steelcase, Inc., Class A	1,399,806
8,297	US Ecology, Inc.	253,225
		6,089,891

	Communications Equipment — 1.6%
76,242	Calix, Inc. (a)	1,784,825
90,369	CommScope Holding Co., Inc. (a)	804,284
32,677	EchoStar Corp., Class A (a)	756,799
176,040	Infinera Corp. (a)	1,102,011
52,538	Inseego Corp. (a) (b)	457,081
9,500	InterDigital, Inc.	531,810
8,793	NETGEAR, Inc. (a)	271,000
24,839	NetScout Systems, Inc. (a)	509,696
23,651	ViaSat, Inc. (a)	801,769
		7,019,275

	Construction & Engineering — 1.4%
40,582	Ameresco, Inc., Class A (a)	1,557,943
24,593	Arcosa, Inc.	1,135,459
26,317	Comfort Systems USA, Inc.	1,205,319
10,262	Dycom Industries, Inc. (a)	666,414
76,979	Granite Construction, Inc.	1,486,464
		6,051,599

	Construction Materials — 0.6%
114,685	Forterra, Inc. (a)	1,496,639
65,562	Summit Materials, Inc., Class A (a)	1,159,792
		2,656,431

	Consumer Finance — 1.2%
35,130	Encore Capital Group, Inc. (a)	1,121,701

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
14,215	FirstCash, Inc.	$739,748
128,336	Navient Corp.	1,027,971
9,001	Nelnet, Inc., Class A	549,421
20,361	PRA Group, Inc. (a)	694,921
100,535	SLM Corp.	923,917
		5,057,679

	Containers & Packaging — 0.5%
29,951	Greif, Inc., Class A	1,215,711
102,398	O-I Glass, Inc.	965,613
		2,181,324

	Distributors — 0.1%
18,745	Core-Mark Holding Co., Inc.	512,676

	Diversified Consumer Services — 1.1%
55,241	Adtalem Global Education, Inc. (a)	1,294,849
3,357	Graham Holdings Co., Class B	1,276,801
30,879	K12, Inc. (a)	737,082
20,414	Laureate Education, Inc., Class A (a)	265,382
110,747	Perdoceo Education Corp. (a)	1,250,334
		4,824,448

	Diversified Telecommunication Services — 0.3%
10,813	ATN International, Inc.	483,341
99,919	Liberty Latin America Ltd., Class C (a)	971,213
		1,454,554

	Electric Utilities — 0.2%
22,486	Otter Tail Corp.	862,338

	Electrical Equipment — 1.6%
47,712	Atkore International Group, Inc. (a)	987,161
23,836	AZZ, Inc.	800,651
60,346	Bloom Energy Corp., Class A (a)	762,774
23,362	Encore Wire Corp.	1,079,558
80,868	Plug Power, Inc. (a)	1,132,152
46,810	TPI Composites, Inc. (a)	1,550,347
6,974	Vicor Corp. (a)	543,972
		6,856,615

	Electronic Equipment, Instruments & Components — 2.6%
8,294	Badger Meter, Inc.	608,282
11,110	ePlus, Inc. (a)	750,036
8,891	FARO Technologies, Inc. (a)	535,594
14,373	Insight Enterprises, Inc. (a)	766,799
36,390	Knowles Corp. (a)	518,557
47,565	Methode Electronics, Inc.	1,463,575
34,637	nLight, Inc. (a)	735,690
10,481	OSI Systems, Inc. (a)	808,714

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
19,809	PC Connection, Inc.	$902,300
15,355	Plexus Corp. (a)	1,067,787
2,767	Rogers Corp. (a)	335,416
40,089	Sanmina Corp. (a)	979,775
71,282	TTM Technologies, Inc. (a)	846,117
52,235	Vishay Intertechnology, Inc.	847,252
		11,165,894

	Energy Equipment & Services — 0.5%
151,173	Archrock, Inc.	896,456
28,255	Cactus, Inc., Class A	480,335
10,949	Dril-Quip, Inc. (a)	283,579
37,009	Helmerich & Payne, Inc.	550,324
		2,210,694

	Entertainment — 0.3%
27,108	Cinemark Holdings, Inc. (b)	222,014
35,325	Glu Mobile, Inc. (a)	252,927
11,873	Madison Square Garden Entertainment Corp. (a)	771,745
6,697	World Wrestling Entertainment, Inc., Class A	243,503
		1,490,189

	Equity Real Estate Investment Trusts — 6.6%
129,098	Acadia Realty Trust	1,204,484
24,187	Alexander & Baldwin, Inc.	310,803
172,959	American Finance Trust, Inc.	997,109
56,425	Apple Hospitality REIT, Inc.	558,607
78,658	Brandywine Realty Trust	689,044
15,235	CareTrust REIT, Inc.	260,519
49,698	Columbia Property Trust, Inc.	525,805
11,593	Community Healthcare Trust, Inc.	536,756
169,443	CoreCivic, Inc.	1,086,130
267,364	DiamondRock Hospitality Co.	1,320,778
308,075	Diversified Healthcare Trust	891,877
12,099	Easterly Government Properties, Inc.	252,869
177,192	Empire State Realty Trust, Inc., Class A	953,293
29,575	EPR Properties	705,068
14,798	Essential Properties Realty Trust, Inc.	244,463
21,187	Four Corners Property Trust, Inc.	536,879
119,534	GEO Group (The), Inc.	1,059,071
17,048	Global Net Lease, Inc.	242,593
23,390	Independence Realty Trust, Inc. (b)	284,189
37,185	Industrial Logistics Properties Trust	713,208
8,737	Innovative Industrial Properties, Inc.	1,018,996
70,236	Kite Realty Group Trust	727,645

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
199,637	Macerich (The) Co. (b)	$1,389,474
19,572	Monmouth Real Estate Investment Corp.	271,072
8,288	National Storage Affiliates Trust	280,880
24,449	NexPoint Residential Trust, Inc.	1,083,580
18,633	Outfront Media, Inc.	244,279
114,877	Paramount Group, Inc.	663,989
86,545	Pebblebrook Hotel Trust	1,036,809
78,091	Retail Opportunity Investments Corp.	759,825
186,647	Retail Properties of America, Inc., Class A	978,030
62,609	RLJ Lodging Trust	512,142
8,731	Safehold, Inc.	600,867
170,507	Service Properties Trust	1,229,355
188,268	SITE Centers Corp.	1,282,105
77,202	Uniti Group, Inc.	680,922
139,458	Urban Edge Properties	1,310,905
79,922	Weingarten Realty Investors	1,267,563
30,879	Xenia Hotels & Resorts, Inc.	254,443
		28,966,426

	Food & Staples Retailing — 0.7%
8,158	PriceSmart, Inc.	562,902
28,566	Rite Aid Corp. (a) (b)	261,093
72,926	United Natural Foods, Inc. (a)	1,062,532
28,241	Weis Markets, Inc.	1,282,424
		3,168,951

	Food Products — 1.0%
48,813	B&G Foods, Inc. (b)	1,296,473
14,135	Cal-Maine Foods, Inc. (a)	542,077
47,314	Fresh Del Monte Produce, Inc.	1,018,671
43,973	Hostess Brands, Inc. (a)	555,819
2,079	J & J Snack Foods Corp.	281,850
2,302	Sanderson Farms, Inc.	294,587
12,294	Simply Good Foods (The) Co. (a)	231,127
6,687	TreeHouse Foods, Inc. (a)	259,723
		4,480,327

	Gas Utilities — 0.1%
6,428	Chesapeake Utilities Corp.	624,866

	Health Care Equipment & Supplies — 2.8%
8,160	Avanos Medical, Inc. (a)	288,456
26,561	Axonics Modulation Technologies, Inc. (a) (b)	1,245,445
6,172	Cantel Medical Corp.	295,269
6,893	Cardiovascular Systems, Inc. (a)	245,736
43,309	Cerus Corp. (a)	227,372
28,595	CryoPort, Inc. (a)	1,147,803
76,365	GenMark Diagnostics, Inc. (a)	933,180
5,474	Glaukos Corp. (a)	306,106

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
5,488	Heska Corp. (a)	$643,907
9,187	Integer Holdings Corp. (a)	536,980
21,400	Lantheus Holdings, Inc. (a)	232,404
47,900	Meridian Bioscience, Inc. (a)	821,485
12,463	Merit Medical Systems, Inc. (a)	623,773
1,063	Mesa Laboratories, Inc.	277,879
22,280	OraSure Technologies, Inc. (a)	332,863
5,905	OrthoPediatrics Corp. (a)	263,363
17,884	Shockwave Medical, Inc. (a)	1,221,835
20,166	Silk Road Medical, Inc. (a)	1,222,060
69,635	SmileDirectClub, Inc. (a) (b)	619,752
18,694	Vapotherm, Inc. (a)	559,885
		12,045,553

	Health Care Providers & Services — 3.4%
8,604	Addus HomeCare Corp. (a)	839,492
4,635	AMN Healthcare Services, Inc. (a)	302,573
11,893	BioTelemetry, Inc. (a)	506,404
9,517	CorVel Corp. (a)	868,141
55,557	Covetrus, Inc. (a)	1,371,702
23,759	Ensign Group (The), Inc.	1,397,980
17,888	Magellan Health, Inc. (a)	1,292,766
33,304	MEDNAX, Inc. (a)	424,626
13,051	National HealthCare Corp.	826,128
40,553	Option Care Health, Inc. (a)	540,571
53,984	Owens & Minor, Inc.	1,356,078
44,986	Patterson Cos., Inc.	1,119,027
32,943	PetIQ, Inc. (a)	940,852
8,259	Premier, Inc., Class A	270,317
79,036	R1 RCM, Inc. (a)	1,416,325
52,983	RadNet, Inc. (a)	768,783
26,042	Select Medical Holdings Corp. (a)	546,361
3,120	US Physical Therapy, Inc.	247,510
		15,035,636

	Health Care Technology — 1.7%
66,608	Allscripts Healthcare Solutions, Inc. (a)	671,409
109,232	Evolent Health, Inc., Class A (a)	1,085,766
22,220	Health Catalyst, Inc. (a)	766,146
40,997	Inovalon Holdings, Inc., Class A (a)	778,533
42,562	NextGen Healthcare, Inc. (a)	578,843
33,750	Phreesia, Inc. (a)	1,247,737
17,991	Simulations Plus, Inc.	1,166,177
27,968	Vocera Communications, Inc. (a)	916,791
		7,211,402

	Hotels, Restaurants & Leisure — 1.1%
12,919	Hilton Grand Vacations, Inc. (a)	266,131
15,239	Hyatt Hotels Corp., Class A	840,279
13,670	Jack in the Box, Inc.	1,094,420
38,832	Scientific Games Corp. (a)	1,237,964

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,201	Shake Shack, Inc., Class A (a)	$283,652
13,353	Six Flags Entertainment Corp.	288,692
17,626	Wyndham Destinations, Inc.	575,136
		4,586,274

	Household Durables — 2.0%
3,005	Cavco Industries, Inc. (a)	517,280
32,026	Century Communities, Inc. (a)	1,243,890
13,322	Installed Building Products, Inc. (a)	1,206,174
10,712	iRobot Corp. (a)	852,461
17,143	La-Z-Boy, Inc.	586,805
29,436	M/I Homes, Inc. (a)	1,204,521
30,378	Skyline Champion Corp. (a)	779,196
71,438	Sonos, Inc. (a)	1,042,995
74,724	TRI Pointe Group, Inc. (a)	1,227,715
		8,661,037

	Household Products — 0.3%
37,510	Central Garden & Pet Co., Class A (a)	1,327,479

	Independent Power and Renewable Electricity Producers — 0.2%
44,572	Sunnova Energy International, Inc. (a)	1,072,402

	Insurance — 3.6%
49,311	American Equity Investment Life Holding Co.	1,223,899
20,075	American National Group, Inc.	1,381,160
63,108	Assured Guaranty Ltd.	1,611,147
84,506	CNO Financial Group, Inc.	1,499,982
3,430	eHealth, Inc. (a)	230,187
44,811	Employers Holdings, Inc.	1,434,400
11,249	FBL Financial Group, Inc., Class A	558,963
12,526	Goosehead Insurance, Inc., Class A	1,534,936
24,354	Horace Mann Educators Corp.	825,844
19,660	Mercury General Corp.	800,359
13,005	Palomar Holdings, Inc. (a)	1,159,656
17,333	ProAssurance Corp.	267,448
11,775	Safety Insurance Group, Inc.	824,250
24,801	Stewart Information Services Corp.	1,051,314
17,179	Trupanion, Inc. (a)	1,228,986
		15,632,531

	Interactive Media & Services — 0.3%
73,307	ANGI Homeservices, Inc., Class A (a)	777,054
14,033	EverQuote, Inc., Class A (a)	469,965
13,493	Yelp, Inc. (a)	265,408
		1,512,427

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 1.0%
54,355	1-800-Flowers.com, Inc., Class A (a)	$1,077,860
56,207	RealReal (The), Inc. (a)	707,646
20,839	Shutterstock, Inc.	1,363,912
39,970	Stitch Fix, Inc., Class A (a) (b)	1,376,167
		4,525,585

	IT Services — 1.7%
6,622	CSG Systems International, Inc.	250,841
236,157	Endurance International Group Holdings, Inc. (a)	1,372,072
23,428	EVERTEC, Inc.	779,684
10,912	Evo Payments, Inc., Class A (a)	229,916
8,223	ExlService Holdings, Inc. (a)	622,810
11,809	ManTech International Corp., Class A	766,168
25,375	Perficient, Inc. (a)	993,685
31,696	Sykes Enterprises, Inc. (a)	1,085,271
19,876	TTEC Holdings, Inc.	1,088,807
28,067	Verra Mobility Corp. (a)	269,724
		7,458,978

	Leisure Products — 1.1%
56,657	Callaway Golf Co.	877,617
16,411	Malibu Boats, Inc., Class A (a)	834,171
87,344	Smith & Wesson Brands, Inc.	1,449,037
4,433	Sturm Ruger & Co., Inc.	296,390
67,171	Vista Outdoor, Inc. (a)	1,327,971
		4,785,186

	Life Sciences Tools & Services — 0.5%
10,329	Luminex Corp.	227,651
18,195	NanoString Technologies, Inc. (a)	666,847
32,138	Quanterix Corp. (a)	1,176,572
		2,071,070

	Machinery — 3.9%
5,020	Alamo Group, Inc.	604,057
16,427	Albany International Corp., Class A	836,792
36,667	Altra Industrial Motion Corp.	1,567,881
19,988	Astec Industries, Inc.	1,015,391
30,341	Barnes Group, Inc.	1,113,515
7,715	Chart Industries, Inc. (a)	651,532
9,612	EnPro Industries, Inc.	567,300
3,367	ESCO Technologies, Inc.	281,784
51,107	Evoqua Water Technologies Corp. (a)	1,171,884
9,271	Federal Signal Corp.	265,892
9,214	Franklin Electric Co., Inc.	550,352
18,402	Gorman-Rupp (The) Co.	571,382
46,109	Greenbrier (The) Cos., Inc.	1,244,021
7,418	Kadant, Inc.	853,960
2,804	Lindsay Corp.	295,261

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
51,786	Meritor, Inc. (a)	$1,260,471
30,054	Mueller Industries, Inc.	869,462
52,187	Mueller Water Products, Inc., Class A	540,657
5,849	SPX Corp. (a)	247,939
4,489	Tennant Co.	267,634
14,006	Terex Corp.	345,808
35,670	TriMas Corp. (a)	867,851
27,806	Trinity Industries, Inc.	523,865
5,417	Watts Water Technologies, Inc., Class A	600,041
		17,114,732

	Marine — 0.2%
20,286	Matson, Inc.	1,053,858

	Media — 1.6%
43,888	AMC Networks, Inc., Class A (a) (b)	932,620
11,526	Cardlytics, Inc. (a)	850,849
23,696	E.W. Scripps (The) Co., Class A	215,160
98,443	Gray Television, Inc. (a)	1,248,257
8,551	John Wiley & Sons, Inc., Class A	264,739
70,493	Sinclair Broadcast Group, Inc., Class A (b)	1,309,760
24,670	TechTarget, Inc. (a)	1,080,546
92,291	TEGNA, Inc.	1,110,261
		7,012,192

	Metals & Mining — 2.2%
23,314	Alcoa Corp. (a)	301,217
71,156	Arconic Corp. (a)	1,546,932
183,676	Coeur Mining, Inc. (a)	1,298,589
40,705	Commercial Metals Co.	840,558
18,275	Compass Minerals International, Inc.	1,103,445
15,180	Kaiser Aluminum Corp.	955,277
10,417	Materion Corp.	533,246
79,366	Warrior Met Coal, Inc.	1,190,490
33,242	Worthington Industries, Inc.	1,635,839
		9,405,593

	Mortgage Real Estate Investment Trusts — 1.0%
60,180	Apollo Commercial Real Estate Finance, Inc.	523,566
47,274	Arbor Realty Trust, Inc.	558,779
54,993	Broadmark Realty Capital, Inc.	548,280
33,064	Chimera Investment Corp.	276,084
25,651	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,073,494
16,402	KKR Real Estate Finance Trust, Inc.	274,078
114,228	Ladder Capital Corp.	856,710

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
36,053	Redwood Trust, Inc.	$306,451
		4,417,442

	Multiline Retail — 0.3%
30,396	Big Lots, Inc.	1,446,850

	Multi-Utilities — 0.2%
31,784	Avista Corp.	1,055,864

	Oil, Gas & Consumable Fuels — 2.2%
109,491	CVR Energy, Inc.	1,205,496
73,074	Delek US Holdings, Inc.	735,124
131,288	Matador Resources Co. (a)	928,206
151,969	Murphy Oil Corp.	1,173,201
87,492	PDC Energy, Inc. (a)	1,042,905
163,813	Range Resources Corp.	1,077,889
25,377	Renewable Energy Group, Inc. (a)	1,431,263
230,728	Southwestern Energy Co. (a)	616,044
63,973	World Fuel Services Corp.	1,346,632
		9,556,760

	Paper & Forest Products — 0.7%
20,376	Boise Cascade Co.	782,031
41,279	Domtar Corp.	985,743
44,607	Schweitzer-Mauduit International, Inc.	1,480,952
		3,248,726

	Personal Products — 1.0%
29,170	Edgewell Personal Care Co. (a)	764,837
44,272	elf Beauty, Inc. (a)	897,393
7,258	Inter Parfums, Inc.	298,014
8,245	Medifast, Inc.	1,158,340
16,239	Nu Skin Enterprises, Inc., Class A	801,395
7,364	USANA Health Sciences, Inc. (a)	557,087
		4,477,066

	Pharmaceuticals — 0.9%
14,461	Amphastar Pharmaceuticals, Inc. (a)	283,291
46,730	Corcept Therapeutics, Inc. (a)	784,129
164,306	Endo International PLC (a)	750,879
18,038	Pacira BioSciences, Inc. (a)	943,387
29,773	Prestige Consumer Healthcare, Inc. (a)	983,402
10,784	Revance Therapeutics, Inc. (a)	279,090
		4,024,178

	Professional Services — 0.8%
35,559	CBIZ, Inc. (a)	806,122
6,896	Huron Consulting Group, Inc. (a)	261,082
13,215	ICF International, Inc.	864,129
18,694	Korn Ferry	564,372

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
62,177	Upwork, Inc. (a)	$1,147,166
		3,642,871

	Real Estate Management & Development — 1.5%
33,601	eXp World Holdings, Inc. (a)	1,424,346
45,952	Forestar Group, Inc. (a)	764,641
56,015	Kennedy-Wilson Holdings, Inc.	738,278
29,555	Marcus & Millichap, Inc. (a)	923,003
143,595	Realogy Holdings Corp. (a)	1,602,520
39,427	St Joe (The) Co. (a)	1,066,106
		6,518,894

	Road & Rail — 1.2%
41,204	Avis Budget Group, Inc. (a)	1,387,339
58,301	Heartland Express, Inc.	1,067,491
66,446	Marten Transport Ltd.	1,019,614
19,253	Ryder System, Inc.	948,403
32,885	Schneider National, Inc., Class B	725,443
		5,148,290

	Semiconductors & Semiconductor Equipment — 1.3%
15,693	ACM Research, Inc., Class A (a)	1,104,316
5,195	Ambarella, Inc. (a)	284,011
36,969	Axcelis Technologies, Inc. (a)	815,906
20,661	CEVA, Inc. (a)	833,052
21,749	FormFactor, Inc. (a)	616,584
23,333	MaxLinear, Inc. (a)	616,925
28,980	PDF Solutions, Inc. (a)	543,085
19,804	Rambus, Inc. (a)	273,097
25,267	Ultra Clean Holdings, Inc. (a)	537,934
		5,624,910

	Software — 3.2%
17,436	8x8, Inc. (a)	301,294
19,374	Altair Engineering, Inc., Class A (a)	833,663
3,825	Appfolio, Inc., Class A (a)	546,478
16,746	Appian Corp. (a) (b)	1,060,022
89,180	Avaya Holdings Corp. (a)	1,533,896
6,427	Bottomline Technologies DE, Inc. (a)	255,280
27,740	Cerence, Inc. (a)	1,514,049
6,645	CommVault Systems, Inc. (a)	263,075
41,403	Digital Turbine, Inc. (a)	1,186,610
35,364	Domo, Inc., Class B (a)	1,123,514
1,799	MicroStrategy, Inc., Class A (a)	300,559
15,369	Model N, Inc. (a)	541,450
12,931	OneSpan, Inc. (a)	283,577
19,999	PagerDuty, Inc. (a) (b)	541,973
31,653	Pluralsight, Inc., Class A (a)	496,952
7,391	Progress Software Corp.	268,811
23,889	Teradata Corp. (a)	438,841
21,574	Upland Software, Inc. (a)	900,067
14,589	Workiva, Inc. (a)	806,918

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
35,722	Yext, Inc. (a)	$592,271
		13,789,300

	Specialty Retail — 3.0%
8,343	Asbury Automotive Group, Inc. (a)	859,162
91,221	At Home Group, Inc. (a)	1,485,990
53,186	Buckle (The), Inc.	1,274,337
45,563	Camping World Holdings, Inc., Class A	1,204,686
12,269	Group 1 Automotive, Inc.	1,301,495
140,395	Michaels (The) Cos., Inc. (a)	1,138,603
13,362	Monro, Inc.	562,006
28,360	National Vision Holdings, Inc. (a)	1,143,759
45,353	Rent-A-Center, Inc.	1,401,408
62,396	Sally Beauty Holdings, Inc. (a)	522,255
27,712	Sleep Number Corp. (a)	1,755,832
26,054	Urban Outfitters, Inc. (a)	582,046
		13,231,579

	Technology Hardware, Storage & Peripherals — 0.4%
48,979	NCR Corp. (a)	995,253
30,805	Super Micro Computer, Inc. (a)	699,890
		1,695,143

	Textiles, Apparel & Luxury Goods — 0.5%
31,726	Crocs, Inc. (a)	1,660,221
13,903	Steven Madden Ltd.	333,811
10,492	Wolverine World Wide, Inc.	279,822
		2,273,854

	Thrifts & Mortgage Finance — 2.3%
46,524	Axos Financial, Inc. (a)	1,268,244
58,524	Capitol Federal Financial, Inc.	671,856
27,451	Flagstar Bancorp, Inc.	805,687
60,734	Mr. Cooper Group, Inc. (a)	1,280,273
30,462	NMI Holdings, Inc., Class A (a)	654,628
58,939	Northwest Bancshares, Inc.	628,879
66,667	Provident Financial Services, Inc.	904,671
25,577	Walker & Dunlop, Inc.	1,608,282
51,989	Washington Federal, Inc.	1,106,846
30,157	WSFS Financial Corp.	955,675
		9,885,041

	Tobacco — 0.4%
32,368	Universal Corp.	1,289,865
27,977	Vector Group Ltd.	257,108
		1,546,973

	Trading Companies & Distributors — 1.8%
9,844	Applied Industrial Technologies, Inc.	600,976
17,451	Beacon Roofing Supply, Inc. (a)	535,746

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
21,265	GATX Corp.	$1,451,974
33,746	GMS, Inc. (a)	762,659
20,535	Herc Holdings, Inc. (a)	910,933
32,183	Rush Enterprises, Inc., Class A	1,153,439
11,328	Systemax, Inc. (b)	322,055
33,327	Triton International Ltd.	1,229,100
24,637	WESCO International, Inc. (a)	1,016,030
		7,982,912

	Water Utilities — 0.1%
4,453	SJW Group	270,253

	Wireless Telecommunication Services — 0.7%
6,099	Shenandoah Telecommunications Co.	266,038
73,510	Telephone and Data Systems, Inc.	1,249,670
45,900	United States Cellular Corp. (a)	1,336,608
		2,852,316
	Total Common Stocks — 99.9%	437,160,431
	(Cost $424,678,057)

	Money Market Funds — 0.6%
1,789,762	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,789,762
696,359	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	696,359
	Total Money Market Funds — 0.6%	2,486,121
	(Cost $2,486,121)

Principal Value	Description	Value

	Repurchase Agreements — 2.3%
$10,268,276	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $10,268,319. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $10,467,682. (d)	10,268,276
	(Cost $10,268,276)

Description	Value

Total Investments — 102.8%	$449,914,828
(Cost $437,432,454) (e)
Net Other Assets and Liabilities — (2.8)%	(12,113,792)
Net Assets — 100.0%	$437,801,036

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $11,478,795 and the total value of the collateral held by the Fund is $12,058,038.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,489,081 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,006,707. The net unrealized appreciation was $12,482,374.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$437,160,431	$—	$—
Money Market Funds	2,486,121	—	—
Repurchase Agreements	—	10,268,276	—
Total Investments	$439,646,552	$10,268,276	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.8%
32,495	General Dynamics Corp.	$4,267,569
3,471	Northrop Grumman Corp.	1,005,965
		5,273,534

	Air Freight & Logistics — 0.7%
10,716	C.H. Robinson Worldwide, Inc.	947,616
12,096	Expeditors International of Washington, Inc.	1,068,923
8,940	FedEx Corp.	2,319,662
		4,336,201

	Airlines — 0.2%
29,201	Southwest Airlines Co.	1,154,316

	Auto Components — 0.7%
49,066	Aptiv PLC	4,734,378

	Automobiles — 1.9%
675,439	Ford Motor Co.	5,221,144
190,031	General Motors Co.	6,561,770
		11,782,914

	Banks — 10.0%
186,735	Bank of America Corp.	4,425,619
130,436	Citigroup, Inc.	5,402,659
222,431	Citizens Financial Group, Inc.	6,061,245
210,994	Fifth Third Bancorp	4,899,281
34,122	JPMorgan Chase & Co.	3,345,321
377,069	KeyCorp	4,894,356
61,061	M&T Bank Corp.	6,324,698
51,161	PNC Financial Services Group (The), Inc.	5,723,893
390,151	Regions Financial Corp.	5,189,008
9,348	SVB Financial Group (a)	2,717,464
118,224	Truist Financial Corp.	4,979,595
125,478	U.S. Bancorp	4,887,368
191,341	Wells Fargo & Co.	4,104,264
		62,954,771

	Beverages — 0.3%
81,493	Keurig Dr Pepper, Inc.	2,192,162

	Building Products — 1.3%
107,564	Carrier Global Corp.	3,591,562
12,655	Fortune Brands Home & Security, Inc.	1,023,410
26,806	Johnson Controls International PLC	1,131,481
4,017	Lennox International, Inc.	1,091,258
9,032	Trane Technologies PLC	1,198,998
		8,036,709

	Capital Markets — 4.7%
21,319	Ameriprise Financial, Inc.	3,428,735
163,746	Bank of New York Mellon (The) Corp.	5,626,312
62,084	Charles Schwab (The) Corp.	2,552,273

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
6,543	CME Group, Inc.	$986,161
276,316	Franklin Resources, Inc.	5,180,925
16,346	Goldman Sachs Group (The), Inc.	3,090,048
93,038	Morgan Stanley	4,479,780
75,821	State Street Corp.	4,465,857
		29,810,091

	Chemicals — 3.1%
20,932	Celanese Corp.	2,375,991
114,022	Corteva, Inc.	3,760,446
57,584	Eastman Chemical Co.	4,655,091
18,371	International Flavors & Fragrances, Inc. (b)	1,885,967
79,772	LyondellBasell Industries N.V., Class A	5,460,393
8,967	PPG Industries, Inc.	1,163,199
		19,301,087

	Commercial Services & Supplies — 0.5%
24,095	Republic Services, Inc.	2,124,456
9,675	Waste Management, Inc.	1,044,029
		3,168,485

	Communications Equipment — 0.5%
83,397	Cisco Systems, Inc.	2,993,952

	Construction & Engineering — 0.4%
24,242	Jacobs Engineering Group, Inc.	2,302,990

	Construction Materials — 1.0%
13,957	Martin Marietta Materials, Inc.	3,717,447
16,595	Vulcan Materials Co.	2,403,620
		6,121,067

	Consumer Finance — 1.8%
10,924	American Express Co.	996,706
31,301	Capital One Financial Corp.	2,287,477
38,926	Discover Financial Services	2,530,579
214,867	Synchrony Financial	5,375,972
		11,190,734

	Containers & Packaging — 0.6%
81,030	International Paper Co.	3,545,063

	Diversified Financial Services — 0.5%
15,429	Berkshire Hathaway, Inc., Class B (a)	3,115,115

	Diversified Telecommunication Services — 2.3%
197,231	AT&T, Inc.	5,329,182
557,286	CenturyLink, Inc.	4,803,805

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
75,616	Verizon Communications, Inc.	$4,309,356
		14,442,343

	Electric Utilities — 9.1%
87,094	Alliant Energy Corp.	4,814,556
55,038	American Electric Power Co., Inc.	4,949,567
37,092	Duke Energy Corp.	3,416,544
88,482	Edison International	4,958,531
45,653	Entergy Corp.	4,620,997
110,647	Evergy, Inc.	6,107,714
39,320	Eversource Energy	3,431,456
157,245	Exelon Corp.	6,272,503
114,421	FirstEnergy Corp.	3,400,592
15,788	NextEra Energy, Inc.	1,155,840
206,653	PPL Corp.	5,682,958
82,968	Southern (The) Co.	4,766,512
47,605	Xcel Energy, Inc.	3,333,778
		56,911,548

	Electrical Equipment — 1.2%
22,626	AMETEK, Inc.	2,221,873
22,043	Eaton Corp. PLC	2,287,843
50,100	Emerson Electric Co.	3,245,979
		7,755,695

	Electronic Equipment, Instruments & Components — 0.3%
9,160	CDW Corp.	1,123,016
33,786	Corning, Inc.	1,080,138
		2,203,154

	Equity Real Estate Investment Trusts — 2.0%
21,997	AvalonBay Communities, Inc.	3,060,443
56,020	Boston Properties, Inc.	4,056,408
16,929	Simon Property Group, Inc.	1,063,310
78,289	Ventas, Inc.	3,090,067
19,876	Welltower, Inc.	1,068,733
		12,338,961

	Food & Staples Retailing — 1.7%
165,824	Kroger (The) Co.	5,341,191
91,453	Walgreens Boots Alliance, Inc.	3,113,060
16,076	Walmart, Inc.	2,230,545
		10,684,796

	Food Products — 5.0%
120,950	Archer-Daniels-Midland Co.	5,592,728
22,636	Campbell Soup Co.	1,056,422
91,991	Conagra Brands, Inc.	3,227,964
53,261	General Mills, Inc.	3,148,790
7,642	Hershey (The) Co.	1,050,469
46,007	Hormel Foods Corp.	2,240,081
48,678	J.M. Smucker (The) Co.	5,461,672

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
16,952	Kellogg Co.	$1,066,111
36,559	Kraft Heinz (The) Co.	1,118,340
39,150	Mondelez International, Inc., Class A	2,079,648
94,538	Tyson Foods, Inc., Class A	5,410,410
		31,452,635

	Gas Utilities — 0.7%
47,062	Atmos Energy Corp.	4,314,174

	Health Care Equipment & Supplies — 0.3%
21,645	Medtronic PLC	2,176,838

	Health Care Providers & Services — 6.0%
23,209	AmerisourceBergen Corp.	2,229,689
20,935	Anthem, Inc.	5,711,068
95,816	Cardinal Health, Inc.	4,387,415
77,121	Centene Corp. (a)	4,557,851
96,284	CVS Health Corp.	5,400,570
26,346	HCA Healthcare, Inc.	3,265,323
5,817	Laboratory Corp. of America Holdings (a)	1,162,062
7,350	McKesson Corp.	1,084,051
17,947	Molina Healthcare, Inc. (a)	3,346,577
28,692	Quest Diagnostics, Inc.	3,504,441
10,535	UnitedHealth Group, Inc.	3,214,650
		37,863,697

	Health Care Technology — 0.2%
15,150	Cerner Corp.	1,061,863

	Household Durables — 3.2%
74,348	D.R. Horton, Inc.	4,967,190
68,843	Lennar Corp., Class A	4,834,844
551	NVR, Inc. (a)	2,178,153
121,473	PulteGroup, Inc.	4,951,239
17,866	Whirlpool Corp.	3,304,495
		20,235,921

	Industrial Conglomerates — 1.2%
14,040	3M Co.	2,245,838
722,059	General Electric Co.	5,357,678
		7,603,516

	Insurance — 7.7%
123,755	Aflac, Inc.	4,201,482
59,731	Allstate (The) Corp.	5,301,126
39,773	American International Group, Inc.	1,252,452
192,239	Arch Capital Group Ltd. (a)	5,807,540
10,373	Arthur J. Gallagher & Co.	1,075,784
19,368	Chubb Ltd.	2,516,097
28,849	Cincinnati Financial Corp.	2,040,778
152,551	Hartford Financial Services Group (The), Inc.	5,876,265

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
151,277	MetLife, Inc.	$5,725,835
111,708	Principal Financial Group, Inc.	4,381,188
47,516	Progressive (The) Corp.	4,366,720
41,578	Travelers (The) Cos., Inc.	5,018,880
17,908	W.R. Berkley Corp.	1,076,629
		48,640,776

	Internet & Direct Marketing Retail — 0.2%
638	Booking Holdings, Inc. (a)	1,035,155

	IT Services — 1.7%
47,323	Cognizant Technology Solutions Corp., Class A	3,379,809
27,001	International Business Machines Corp.	3,014,932
25,229	Leidos Holdings, Inc.	2,094,007
104,958	Western Union (The) Co.	2,040,383
		10,529,131

	Leisure Products — 0.3%
27,189	Hasbro, Inc.	2,249,074

	Machinery — 3.2%
15,079	Caterpillar, Inc.	2,368,157
15,557	Cummins, Inc.	3,420,829
4,939	Deere & Co.	1,115,770
20,758	Dover Corp.	2,298,118
6,001	IDEX Corp.	1,022,510
38,522	PACCAR, Inc.	3,289,008
11,114	Parker-Hannifin Corp.	2,315,713
6,750	Stanley Black & Decker, Inc.	1,121,850
53,087	Westinghouse Air Brake Technologies Corp.	3,148,059
		20,100,014

	Media — 2.4%
1,756	Charter Communications, Inc., Class A (a)	1,060,308
97,243	Comcast Corp., Class A	4,107,544
80,822	Fox Corp., Class A	2,143,400
66,366	Omnicom Group, Inc.	3,132,475
160,599	ViacomCBS, Inc., Class B	4,588,313
		15,032,040

	Metals & Mining — 0.8%
100,276	Nucor Corp.	4,789,182

	Multiline Retail — 0.7%
24,625	Dollar Tree, Inc. (a)	2,224,130
14,287	Target Corp.	2,174,767
		4,398,897

	Multi-Utilities — 4.5%
41,541	Ameren Corp.	3,369,806
36,628	CMS Energy Corp.	2,319,651

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
57,822	Consolidated Edison, Inc.	$4,538,449
39,104	DTE Energy Co.	4,826,215
81,925	Public Service Enterprise Group, Inc.	4,763,939
47,506	Sempra Energy	5,955,352
23,214	WEC Energy Group, Inc.	2,334,168
		28,107,580

	Oil, Gas & Consumable Fuels — 5.9%
45,624	Chevron Corp.	3,170,868
171,226	ConocoPhillips	4,900,488
156,457	EOG Resources, Inc.	5,357,088
163,793	Exxon Mobil Corp.	5,342,928
266,426	Kinder Morgan, Inc.	3,170,469
126,446	ONEOK, Inc.	3,666,934
65,392	Pioneer Natural Resources Co.	5,202,587
129,801	Valero Energy Corp.	5,011,617
55,726	Williams (The) Cos., Inc.	1,069,382
		36,892,361

	Pharmaceuticals — 0.7%
122,572	Pfizer, Inc.	4,348,855

	Real Estate Management & Development — 1.0%
119,717	CBRE Group, Inc., Class A (a)	6,033,737

	Road & Rail — 1.5%
28,958	CSX Corp.	2,285,945
25,993	J.B. Hunt Transport Services, Inc.	3,164,388
6,058	Kansas City Southern	1,067,056
10,510	Norfolk Southern Corp.	2,197,851
5,563	Union Pacific Corp.	985,708
		9,700,948

	Semiconductors & Semiconductor Equipment — 1.0%
119,742	Micron Technology, Inc. (a)	6,027,812

	Software — 0.7%
215,853	NortonLifeLock, Inc.	4,440,096

	Specialty Retail — 1.0%
14,654	Advance Auto Parts, Inc.	2,158,241
29,517	Best Buy Co., Inc.	3,292,622
11,912	CarMax, Inc. (a)	1,029,673
		6,480,536

	Technology Hardware, Storage & Peripherals — 2.6%
16,175	Dell Technologies, Inc., Class C (a)	974,705
480,087	Hewlett Packard Enterprise Co.	4,147,952
172,985	HP, Inc.	3,106,811
45,649	Seagate Technology PLC	2,182,935
153,845	Western Digital Corp.	5,804,572
		16,216,975

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.1%
32,223	United Rentals, Inc. (a)	$5,745,039
3,067	W.W. Grainger, Inc.	1,073,511
		6,818,550

	Wireless Telecommunication Services — 0.5%
28,725	T-Mobile US, Inc. (a)	3,147,398
	Total Common Stocks — 99.7%	626,047,827
	(Cost $648,250,836)

	Money Market Funds — 0.2%
256,694	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	256,694
1,136,732	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,136,732
	Total Money Market Funds — 0.2%	1,393,426
	(Cost $1,393,426)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,472,718	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $1,472,724. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $1,501,317. (d)	1,472,718
	(Cost $1,472,718)

	Total Investments — 100.1%	628,913,971
	(Cost $651,116,980) (e)
	Net Other Assets and Liabilities — (0.1)%	(1,092,853)
	Net Assets — 100.0%	$627,821,118

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,690,913 and the total value of the collateral held by the Fund is $1,729,412.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $35,865,984 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $58,068,993. The net unrealized depreciation was $22,203,009.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$626,047,827	$—	$—
Money Market Funds	1,393,426	—	—
Repurchase Agreements	—	1,472,718	—
Total Investments	$627,441,253	$1,472,718	$—

* See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.7%
10,109	L3Harris Technologies, Inc.	$1,628,661
4,479	Lockheed Martin Corp.	1,568,232
7,421	TransDigm Group, Inc.	3,542,860
		6,739,753

	Automobiles — 0.7%
16,440	Tesla, Inc. (a)	6,379,378

	Banks — 0.4%
32,333	First Republic Bank	4,078,485

	Beverages — 1.0%
22,793	Brown-Forman Corp., Class B	1,588,900
87,938	Monster Beverage Corp. (a)	6,733,413
12,386	PepsiCo, Inc.	1,650,930
		9,973,243

	Biotechnology — 4.2%
45,008	Alexion Pharmaceuticals, Inc. (a)	5,182,221
24,218	Alnylam Pharmaceuticals, Inc. (a)	2,978,087
13,875	Amgen, Inc.	3,010,043
12,431	Biogen, Inc. (a)	3,133,482
69,178	Exact Sciences Corp. (a)	8,566,312
49,842	Moderna, Inc. (a)	3,362,840
6,299	Regeneron Pharmaceuticals, Inc. (a)	3,423,884
25,111	Sarepta Therapeutics, Inc. (a)	3,412,836
36,041	Seagen, Inc. (a)	6,011,639
6,308	Vertex Pharmaceuticals, Inc. (a)	1,314,335
		40,395,679

	Capital Markets — 3.6%
78,800	Apollo Global Management, Inc.	2,904,568
6,256	BlackRock, Inc.	3,748,658
5,126	FactSet Research Systems, Inc.	1,571,119
17,160	Intercontinental Exchange, Inc.	1,619,904
7,323	MarketAxess Holdings, Inc.	3,945,998
17,768	Moody’s Corp.	4,671,207
9,884	MSCI, Inc.	3,457,819
41,971	Nasdaq, Inc.	5,078,071
14,283	S&P Global, Inc.	4,609,553
27,501	T. Rowe Price Group, Inc.	3,483,277
		35,090,174

	Chemicals — 1.6%
17,290	Air Products and Chemicals, Inc.	4,776,190
33,295	FMC Corp.	3,420,728
10,123	Sherwin-Williams (The) Co.	6,964,421
		15,161,339

	Commercial Services & Supplies — 2.2%
21,189	Cintas Corp.	6,665,000
48,977	Copart, Inc. (a)	5,405,102
162,685	Rollins, Inc.	9,411,327
		21,481,429

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 0.2%
10,947	Motorola Solutions, Inc.	$1,730,283

	Distributors — 1.0%
26,352	Pool Corp.	9,218,720

	Diversified Consumer Services — 0.7%
98,722	Chegg, Inc. (a)	7,250,144

	Electrical Equipment — 0.4%
15,980	Rockwell Automation, Inc.	3,789,178

	Electronic Equipment, Instruments & Components — 1.5%
32,569	Amphenol Corp., Class A	3,675,086
26,371	Cognex Corp.	1,737,849
105,755	Trimble, Inc. (a)	5,089,988
13,968	Zebra Technologies Corp., Class A (a)	3,961,883
		14,464,806

	Entertainment — 3.4%
21,207	Activision Blizzard, Inc.	1,606,006
27,040	Electronic Arts, Inc. (a)	3,240,203
14,106	Netflix, Inc. (a)	6,710,788
46,692	Roku, Inc. (a)	9,450,461
42,687	Take-Two Interactive Software, Inc. (a)	6,613,070
564,725	Zynga, Inc., Class A (a)	5,076,878
		32,697,406

	Equity Real Estate Investment Trusts — 0.3%
2,257	Equinix, Inc.	1,650,409
17,061	Prologis, Inc.	1,692,451
		3,342,860

	Food Products — 0.5%
26,535	McCormick & Co., Inc.	4,789,833

	Health Care Equipment & Supplies — 8.6%
47,325	Abbott Laboratories	4,974,331
18,590	ABIOMED, Inc. (a)	4,682,449
21,543	Align Technology, Inc. (a)	9,179,041
5,091	Cooper (The) Cos., Inc.	1,624,284
23,918	Danaher Corp.	5,490,138
12,495	DexCom, Inc. (a)	3,993,152
21,507	Edwards Lifesciences Corp. (a)	1,541,837
106,103	Hologic, Inc. (a)	7,302,008
17,941	IDEXX Laboratories, Inc. (a)	7,621,696
29,810	Insulet Corp. (a)	6,625,272
7,259	Intuitive Surgical, Inc. (a)	4,842,334
14,937	Masimo Corp. (a)	3,343,199
32,149	Quidel Corp. (a)	8,625,255
20,014	STERIS PLC	3,546,281

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
8,240	Stryker Corp.	$1,664,562
32,070	West Pharmaceutical Services, Inc.	8,725,285
		83,781,124

	Health Care Providers & Services — 2.0%
20,814	Cigna Corp.	3,475,313
82,343	DaVita, Inc. (a)	7,102,084
21,300	Humana, Inc.	8,504,664
		19,082,061

	Health Care Technology — 1.5%
32,168	Teladoc Health, Inc. (a) (b)	6,319,725
31,353	Veeva Systems, Inc., Class A (a)	8,466,878
		14,786,603

	Hotels, Restaurants & Leisure — 1.5%
5,671	Chipotle Mexican Grill, Inc. (a)	6,813,593
16,582	Domino’s Pizza, Inc.	6,273,302
7,823	McDonald’s Corp.	1,666,299
		14,753,194

	Household Durables — 0.2%
18,098	Garmin Ltd.	1,882,554

	Household Products — 1.9%
75,261	Church & Dwight Co., Inc.	6,652,320
24,505	Clorox (The) Co.	5,078,661
22,252	Colgate-Palmolive Co.	1,755,460
11,627	Kimberly-Clark Corp.	1,541,624
25,372	Procter & Gamble (The) Co.	3,478,501
		18,506,566

	Industrial Conglomerates — 0.2%
10,429	Honeywell International, Inc.	1,720,264

	Insurance — 1.1%
8,322	Aon PLC, Class A	1,531,331
113,769	Brown & Brown, Inc.	4,950,089
44,902	Marsh & McLennan Cos., Inc.	4,645,561
		11,126,981

	Interactive Media & Services — 4.3%
2,407	Alphabet, Inc., Class A (a)	3,889,977
26,928	Facebook, Inc., Class A (a)	7,085,026
212,377	Pinterest, Inc., Class A (a)	12,519,624
270,112	Snap, Inc., Class A (a)	10,639,712
86,779	Zillow Group, Inc., Class C (a)	7,690,355
		41,824,694

	Internet & Direct Marketing Retail — 3.2%
2,799	Amazon.com, Inc. (a)	8,498,184
135,367	eBay, Inc.	6,447,530

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
72,481	Etsy, Inc. (a)	$8,812,965
30,295	Wayfair, Inc., Class A (a)	7,514,069
		31,272,748

	IT Services — 8.5%
15,604	Accenture PLC, Class A	3,384,664
15,532	Akamai Technologies, Inc. (a)	1,477,404
59,164	Black Knight, Inc. (a)	5,203,474
62,068	Booz Allen Hamilton Holding Corp.	4,872,338
39,017	Broadridge Financial Solutions, Inc.	5,368,739
27,270	EPAM Systems, Inc. (a)	8,425,066
34,219	Fiserv, Inc. (a)	3,266,888
13,740	Gartner, Inc. (a)	1,650,174
67,794	GoDaddy, Inc., Class A (a)	4,795,747
5,075	Mastercard, Inc., Class A	1,464,848
30,463	MongoDB, Inc. (a)	6,959,882
32,980	Okta, Inc. (a)	6,920,193
21,520	Paychex, Inc.	1,770,020
44,745	PayPal Holdings, Inc. (a)	8,328,387
54,234	Square, Inc., Class A (a)	8,399,762
35,677	Twilio, Inc., Class A (a)	9,952,813
		82,240,399

	Leisure Products — 1.0%
88,833	Peloton Interactive, Inc., Class A (a)	9,790,285

	Life Sciences Tools & Services — 4.3%
51,023	Agilent Technologies, Inc.	5,208,938
391,987	Avantor, Inc. (a)	9,121,537
9,990	Bio-Rad Laboratories, Inc., Class A (a)	5,858,336
5,332	Mettler-Toledo International, Inc. (a)	5,320,856
70,240	PerkinElmer, Inc.	9,099,592
15,974	Thermo Fisher Scientific, Inc.	7,557,619
		42,166,878

	Machinery — 0.5%
18,250	Illinois Tool Works, Inc.	3,574,810
8,951	Nordson Corp.	1,731,392
		5,306,202

	Media — 0.4%
910	Cable One, Inc.	1,575,993
320,292	Sirius XM Holdings, Inc.	1,835,273
		3,411,266

	Metals & Mining — 0.7%
111,153	Newmont Corp.	6,984,854

	Multiline Retail — 0.9%
42,056	Dollar General Corp.	8,777,508

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.4%
76,212	Cheniere Energy, Inc. (a)	$3,648,268

	Pharmaceuticals — 2.6%
28,475	Bristol-Myers Squibb Co.	1,664,364
102,916	Catalent, Inc. (a)	9,032,937
113,489	Horizon Therapeutics PLC (a)	8,503,731
20,698	Merck & Co., Inc.	1,556,697
31,144	Zoetis, Inc.	4,937,881
		25,695,610

	Professional Services — 0.8%
6,070	CoStar Group, Inc. (a)	4,999,313
10,941	Equifax, Inc.	1,494,540
9,264	Verisk Analytics, Inc.	1,648,714
		8,142,567

	Road & Rail — 0.9%
19,491	Old Dominion Freight Line, Inc.	3,710,502
141,181	Uber Technologies, Inc. (a)	4,716,857
		8,427,359

	Semiconductors & Semiconductor Equipment — 7.3%
107,521	Advanced Micro Devices, Inc. (a)	8,095,256
59,316	Applied Materials, Inc.	3,513,287
8,860	KLA Corp.	1,747,015
15,526	Lam Research Corp.	5,311,134
129,729	Marvell Technology Group Ltd.	4,866,135
25,224	Monolithic Power Systems, Inc.	8,061,590
16,289	NVIDIA Corp.	8,166,653
68,334	Qorvo, Inc. (a)	8,703,018
59,931	QUALCOMM, Inc.	7,393,088
35,397	Skyworks Solutions, Inc.	5,001,242
88,757	Teradyne, Inc.	7,797,303
12,024	Texas Instruments, Inc.	1,738,550
		70,394,271

	Software — 17.8%
14,382	Adobe, Inc. (a)	6,430,192
10,776	ANSYS, Inc. (a)	3,279,891
15,265	Autodesk, Inc. (a)	3,595,518
40,446	Avalara, Inc. (a)	6,028,476
48,300	Cadence Design Systems, Inc. (a)	5,282,571
42,666	Ceridian HCM Holding, Inc. (a)	3,678,662
12,467	Citrix Systems, Inc.	1,412,137
25,718	Coupa Software, Inc. (a)	6,884,709
64,200	Crowdstrike Holdings, Inc., Class A (a)	7,950,528
86,294	Datadog, Inc., Class A (a)	7,831,180
40,959	DocuSign, Inc. (a)	8,283,958
171,931	Dynatrace, Inc. (a)	6,070,884
4,036	Fair Isaac Corp. (a)	1,579,892
14,573	Fortinet, Inc. (a)	1,608,422
30,168	HubSpot, Inc. (a)	8,750,832

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
15,789	Intuit, Inc.	$4,968,482
8,161	Microsoft Corp.	1,652,358
59,069	Oracle Corp.	3,314,362
21,042	Palo Alto Networks, Inc. (a)	4,654,280
11,329	Paycom Software, Inc. (a)	4,124,776
12,841	RingCentral, Inc., Class A (a)	3,317,344
35,079	salesforce.com, Inc. (a)	8,147,799
18,177	ServiceNow, Inc. (a)	9,044,330
18,744	Splunk, Inc. (a)	3,712,062
85,101	SS&C Technologies Holdings, Inc.	5,039,681
24,069	Synopsys, Inc. (a)	5,147,396
16,993	Trade Desk (The), Inc., Class A (a)	9,625,685
32,783	Workday, Inc., Class A (a)	6,888,364
68,524	Zendesk, Inc. (a)	7,602,053
18,753	Zoom Video Communications, Inc., Class A (a)	8,643,445
62,660	Zscaler, Inc. (a)	8,506,095
		173,056,364

	Specialty Retail — 4.4%
4,372	AutoZone, Inc. (a)	4,935,901
39,522	Carvana Co. (a)	7,325,403
25,395	Home Depot (The), Inc.	6,773,101
53,153	Lowe’s Cos., Inc.	8,403,489
15,297	O’Reilly Automotive, Inc. (a)	6,678,670
61,502	Tractor Supply Co.	8,192,681
		42,309,245

	Technology Hardware, Storage & Peripherals — 0.9%
76,123	Apple, Inc.	8,286,750

	Textiles, Apparel & Luxury Goods — 0.7%
56,179	NIKE, Inc., Class B	6,745,974

	Trading Companies & Distributors — 0.5%
114,223	Fastenal Co.	4,937,860

	Water Utilities — 0.4%
24,339	American Water Works Co., Inc.	3,663,263
	Total Common Stocks — 99.9%	969,304,422
	(Cost $828,986,101)

	Money Market Funds — 0.2%
621,862	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	621,862
1,635,610	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	1,635,610
	Total Money Market Funds — 0.2%	2,257,472
	(Cost $2,257,472)

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$3,567,773	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $3,567,788. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $3,637,058. (d)	$3,567,773
	(Cost $3,567,773)

	Total Investments — 100.5%	975,129,667
	(Cost $834,811,346) (e)
	Net Other Assets and Liabilities — (0.5)%	(4,646,328)
	Net Assets — 100.0%	$970,483,339

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $3,703,467 and the total value of the collateral held by the Fund is $4,189,635.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $165,561,703 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,243,382. The net unrealized appreciation was $140,318,321.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$969,304,422	$—	$—
Money Market Funds	2,257,472	—	—
Repurchase Agreements	—	3,567,773	—
Total Investments	$971,561,894	$3,567,773	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.3%
736	Curtiss-Wright Corp.	$62,089
1,340	General Dynamics Corp.	175,982
2,727	Hexcel Corp.	91,300
4,104	Howmet Aerospace, Inc.	70,794
487	Huntington Ingalls Industries, Inc.	71,823
677	Kaman Corp.	26,850
611	Moog, Inc., Class A	38,120
144	Northrop Grumman Corp.	41,734
1,364	Parsons Corp. (a)	42,993
1,901	Textron, Inc.	68,056
		689,741

	Air Freight & Logistics — 0.5%
442	C.H. Robinson Worldwide, Inc.	39,086
499	Expeditors International of Washington, Inc.	44,097
369	FedEx Corp.	95,744
226	Forward Air Corp.	14,231
774	Hub Group, Inc., Class A (a)	38,801
270	XPO Logistics, Inc. (a)	24,300
		256,259

	Airlines — 0.6%
1,249	Alaska Air Group, Inc.	47,325
4,038	JetBlue Airways Corp. (a)	48,335
2,209	SkyWest, Inc.	64,127
1,204	Southwest Airlines Co.	47,594
3,278	Spirit Airlines, Inc. (a)	57,594
658	United Airlines Holdings, Inc. (a)	22,280
		287,255

	Auto Components — 1.1%
2,023	Aptiv PLC	195,199
2,362	BorgWarner, Inc.	82,623
1,225	Cooper Tire & Rubber Co.	42,128
4,284	Dana, Inc.	59,933
254	Dorman Products, Inc. (a)	22,674
1,776	Gentex Corp.	49,142
430	LCI Industries	47,154
419	Lear Corp.	50,619
591	Standard Motor Products, Inc.	27,068
		576,540

	Automobiles — 1.0%
27,845	Ford Motor Co.	215,242
7,834	General Motors Co.	270,508
932	Harley-Davidson, Inc.	30,644
		516,394

	Banks — 14.0%
1,711	1st Source Corp.	57,301
2,317	Ameris Bancorp	67,888
5,228	Associated Banc-Corp.	71,571
1,817	Atlantic Union Bankshares Corp.	45,952
646	BancFirst Corp.	28,715

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,723	BancorpSouth Bank	$63,745
7,698	Bank of America Corp.	182,443
256	Bank of Hawaii Corp.	15,524
4,291	Bank OZK	106,331
2,410	BankUnited, Inc.	60,853
1,636	Banner Corp.	60,319
1,776	BOK Financial Corp.	104,322
3,043	Cathay General Bancorp	71,602
731	CIT Group, Inc.	21,528
5,377	Citigroup, Inc.	222,715
9,170	Citizens Financial Group, Inc.	249,883
1,628	Columbia Banking System, Inc.	46,251
2,392	Comerica, Inc.	108,860
406	Commerce Bancshares, Inc.	25,274
420	Community Bank System, Inc.	24,356
1,073	Cullen/Frost Bankers, Inc.	75,400
1,587	CVB Financial Corp.	27,773
2,463	Eagle Bancorp, Inc.	73,693
3,493	East West Bancorp, Inc.	127,425
9,731	F.N.B. Corp.	73,566
515	FB Financial Corp.	15,193
8,698	Fifth Third Bancorp	201,968
10,111	First BanCorp	65,620
3,322	First Busey Corp.	59,763
359	First Citizens BancShares, Inc., Class A	166,109
5,496	First Financial Bancorp	78,593
3,648	First Hawaiian, Inc.	62,964
4,852	First Horizon National Corp.	50,509
829	First Interstate BancSystem, Inc., Class A	29,264
2,279	First Merchants Corp.	59,505
6,120	First Midwest Bancorp, Inc.	76,806
5,657	Fulton Financial Corp.	62,170
688	Hancock Whitney Corp.	15,735
1,760	Heartland Financial USA, Inc.	57,974
3,206	Hilltop Holdings, Inc.	73,129
4,526	Home BancShares, Inc.	75,132
8,698	Hope Bancorp, Inc.	70,193
9,978	Huntington Bancshares, Inc.	104,170
1,195	Independent Bank Group, Inc.	61,638
2,025	International Bancshares Corp.	56,052
7,270	Investors Bancorp, Inc.	61,504
1,407	JPMorgan Chase & Co.	137,942
15,545	KeyCorp	201,774
2,517	M&T Bank Corp.	260,711
984	NBT Bancorp, Inc.	26,942
3,855	OceanFirst Financial Corp.	57,709
3,092	Old National Bancorp	43,226
643	Pacific Premier Bancorp, Inc.	16,397
322	Park National Corp.	29,511
8,874	People’s United Financial, Inc.	94,686
2,571	Pinnacle Financial Partners, Inc.	117,726

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,109	PNC Financial Services Group (The), Inc.	$235,955
3,153	Popular, Inc.	133,057
1,324	Prosperity Bancshares, Inc.	72,966
16,084	Regions Financial Corp.	213,917
1,162	Renasant Corp.	33,129
732	S&T Bancorp, Inc.	14,486
562	Sandy Spring Bancorp, Inc.	14,247
1,464	Seacoast Banking Corp. of Florida (a)	31,447
827	Signature Bank	66,772
4,161	Simmons First National Corp., Class A	70,695
475	South State Corp.	29,165
1,080	Southside Bancshares, Inc.	29,117
6,272	Sterling Bancorp	83,919
386	SVB Financial Group (a)	112,210
5,402	Synovus Financial Corp.	140,452
3,916	TCF Financial Corp.	106,554
1,248	Texas Capital Bancshares, Inc. (a)	56,160
465	Tompkins Financial Corp.	26,035
3,218	TowneBank	58,503
2,155	TriCo Bancshares	62,344
4,874	Truist Financial Corp.	205,293
1,814	Trustmark Corp.	42,429
5,173	U.S. Bancorp	201,488
538	UMB Financial Corp.	32,748
3,196	United Bankshares, Inc.	83,831
2,294	United Community Banks, Inc.	48,036
13,356	Valley National Bancorp	102,040
1,999	Webster Financial Corp.	64,388
7,888	Wells Fargo & Co.	169,198
1,818	WesBanco, Inc.	44,159
2,894	Western Alliance Bancorp	119,233
1,318	Wintrust Financial Corp.	64,885
3,131	Zions Bancorp N.A.	101,037
		7,373,800

	Beverages — 0.3%
54	Coca-Cola Consolidated, Inc.	12,363
3,360	Keurig Dr Pepper, Inc.	90,384
2,045	Molson Coors Beverage Co., Class B	72,107
		174,854

	Biotechnology — 0.3%
1,132	United Therapeutics Corp. (a)	151,948

	Building Products — 0.9%
433	A.O. Smith Corp.	22,382
494	American Woodmark Corp. (a)	40,809
1,402	Builders FirstSource, Inc. (a)	42,481
4,434	Carrier Global Corp.	148,051
522	Fortune Brands Home & Security, Inc.	42,214
1,105	Johnson Controls International PLC	46,642
166	Lennox International, Inc.	45,095

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
372	Trane Technologies PLC	$49,383
1,214	UFP Industries, Inc.	60,591
		497,648

	Capital Markets — 4.0%
1,003	Affiliated Managers Group, Inc.	75,596
879	Ameriprise Financial, Inc.	141,370
6,750	Bank of New York Mellon (The) Corp.	231,930
10,996	BGC Partners, Inc., Class A	32,438
521	Cboe Global Markets, Inc.	42,352
2,559	Charles Schwab (The) Corp.	105,201
270	CME Group, Inc.	40,694
1,200	Eaton Vance Corp.	71,748
593	Evercore, Inc., Class A	47,167
5,317	Federated Hermes, Inc.	127,076
11,391	Franklin Resources, Inc.	213,581
674	Goldman Sachs Group (The), Inc.	127,413
10,023	Invesco Ltd.	131,402
692	Lazard Ltd., Class A	23,300
3,836	Morgan Stanley	184,703
177	Piper Sandler Cos.	14,771
943	Raymond James Financial, Inc.	72,083
3,126	State Street Corp.	184,121
1,809	Stifel Financial Corp.	105,754
1,988	Virtu Financial, Inc., Class A	42,504
4,443	Waddell & Reed Financial, Inc., Class A	68,200
		2,083,404

	Chemicals — 2.8%
997	Avient Corp.	30,977
359	Cabot Corp.	13,646
863	Celanese Corp.	97,959
2,979	CF Industries Holdings, Inc.	82,250
4,701	Corteva, Inc.	155,039
2,374	Eastman Chemical Co.	191,914
6,529	Element Solutions, Inc. (a)	76,520
576	H.B. Fuller Co.	26,064
1,030	Huntsman Corp.	25,019
786	Ingevity Corp. (a)	43,136
204	Innospec, Inc.	13,493
757	International Flavors & Fragrances, Inc. (b)	77,714
3,290	LyondellBasell Industries N.V., Class A	225,200
1,033	Minerals Technologies, Inc.	56,495
134	NewMarket Corp.	47,930
3,137	Olin Corp.	51,917
370	PPG Industries, Inc.	47,996
6,430	PQ Group Holdings, Inc. (a)	74,331
224	Sensient Technologies Corp.	14,656
242	Stepan Co.	28,178

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,447	Westlake Chemical Corp.	$97,846
		1,478,280

	Commercial Services & Supplies — 0.9%
1,136	BrightView Holdings, Inc. (a)	13,893
816	Clean Harbors, Inc. (a)	43,224
1,670	Covanta Holding Corp.	15,164
601	Healthcare Services Group, Inc.	13,751
1,238	HNI Corp.	40,297
1,833	KAR Auction Services, Inc.	26,688
886	McGrath RentCorp	50,573
993	Republic Services, Inc.	87,553
6,526	Steelcase, Inc., Class A	68,131
240	Tetra Tech, Inc.	24,218
362	UniFirst Corp.	59,299
399	Waste Management, Inc.	43,056
		485,847

	Communications Equipment — 0.5%
3,438	Cisco Systems, Inc.	123,424
1,560	EchoStar Corp., Class A (a)	36,130
227	InterDigital, Inc.	12,708
3,191	Juniper Networks, Inc.	62,927
420	NETGEAR, Inc. (a)	12,944
593	NetScout Systems, Inc. (a)	12,168
767	ViaSat, Inc. (a)	26,001
		286,302

	Construction & Engineering — 1.1%
1,197	Arcosa, Inc.	55,266
245	Dycom Industries, Inc. (a)	15,910
676	EMCOR Group, Inc.	46,097
3,746	Granite Construction, Inc.	72,335
999	Jacobs Engineering Group, Inc.	94,905
2,710	MasTec, Inc. (a)	134,524
1,298	Quanta Services, Inc.	81,034
553	Valmont Industries, Inc.	78,498
		578,569

	Construction Materials — 0.6%
265	Eagle Materials, Inc.	22,591
575	Martin Marietta Materials, Inc.	153,151
3,191	Summit Materials, Inc., Class A (a)	56,449
684	Vulcan Materials Co.	99,071
		331,262

	Consumer Finance — 1.8%
4,562	Ally Financial, Inc.	121,714
450	American Express Co.	41,058
1,290	Capital One Financial Corp.	94,273
1,605	Discover Financial Services	104,341
1,710	Encore Capital Group, Inc. (a)	54,600

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
461	FirstCash, Inc.	$23,990
6,246	Navient Corp.	50,031
438	Nelnet, Inc., Class A	26,736
3,659	OneMain Holdings, Inc.	127,663
1,257	Santander Consumer USA Holdings, Inc.	25,567
4,801	SLM Corp.	44,121
8,858	Synchrony Financial	221,627
		935,721

	Containers & Packaging — 1.1%
202	AptarGroup, Inc.	23,046
3,247	Graphic Packaging Holding Co.	43,153
1,458	Greif, Inc., Class A	59,180
3,341	International Paper Co.	146,169
419	Packaging Corp. of America	47,971
1,244	Silgan Holdings, Inc.	42,856
1,344	Sonoco Products Co.	65,708
3,292	WestRock Co.	123,615
		551,698

	Distributors — 0.2%
448	Core-Mark Holding Co., Inc.	12,253
3,299	LKQ Corp. (a)	105,535
		117,788

	Diversified Consumer Services — 0.6%
2,689	Adtalem Global Education, Inc. (a)	63,030
163	Graham Holdings Co., Class B	61,995
858	Grand Canyon Education, Inc. (a)	67,241
2,808	H&R Block, Inc.	48,466
1,002	K12, Inc. (a)	23,918
4,312	Perdoceo Education Corp. (a)	48,683
542	Service Corp. International	25,100
		338,433

	Diversified Financial Services — 1.0%
636	Berkshire Hathaway, Inc., Class B (a)	128,409
3,070	Cannae Holdings, Inc. (a)	113,529
6,270	Equitable Holdings, Inc.	134,742
6,353	Jefferies Financial Group, Inc.	123,947
954	Voya Financial, Inc.	45,725
		546,352

	Diversified Telecommunication Services — 1.2%
8,131	AT&T, Inc.	219,700
258	ATN International, Inc.	11,532
22,974	CenturyLink, Inc.	198,036
4,771	Liberty Latin America Ltd., Class C (a)	46,374
3,117	Verizon Communications, Inc.	177,638
		653,280

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 5.7%
2,210	ALLETE, Inc.	$113,992
3,590	Alliant Energy Corp.	198,455
2,269	American Electric Power Co., Inc.	204,051
1,530	Duke Energy Corp.	140,928
3,648	Edison International	204,434
1,882	Entergy Corp.	190,496
4,561	Evergy, Inc.	251,767
1,621	Eversource Energy	141,465
6,482	Exelon Corp.	258,567
4,717	FirstEnergy Corp.	140,189
2,064	Hawaiian Electric Industries, Inc.	68,195
859	IDACORP, Inc.	75,360
654	NextEra Energy, Inc.	47,879
3,720	NRG Energy, Inc.	117,627
1,074	Otter Tail Corp.	41,188
1,227	Pinnacle West Capital Corp.	100,086
3,221	Portland General Electric Co.	126,585
8,519	PPL Corp.	234,273
3,420	Southern (The) Co.	196,479
1,962	Xcel Energy, Inc.	137,399
		2,989,415

	Electrical Equipment — 1.2%
894	Acuity Brands, Inc.	79,691
933	AMETEK, Inc.	91,621
2,322	Atkore International Group, Inc. (a)	48,042
773	AZZ, Inc.	25,965
909	Eaton Corp. PLC	94,345
2,065	Emerson Electric Co.	133,792
837	Encore Wire Corp.	38,678
682	EnerSys	48,831
731	Regal Beloit Corp.	72,113
		633,078

	Electronic Equipment, Instruments & Components — 1.4%
872	Arrow Electronics, Inc. (a)	67,920
4,426	Avnet, Inc.	109,189
378	CDW Corp.	46,343
1,393	Corning, Inc.	44,534
361	ePlus, Inc. (a)	24,371
638	FLIR Systems, Inc.	22,132
686	Insight Enterprises, Inc. (a)	36,598
135	IPG Photonics Corp. (a)	25,105
668	Jabil, Inc.	22,138
870	Knowles Corp. (a)	12,398
2,315	Methode Electronics, Inc.	71,233
340	OSI Systems, Inc. (a)	26,234
643	PC Connection, Inc.	29,289
1,951	Sanmina Corp. (a)	47,682
653	SYNNEX Corp.	85,961
2,313	TTM Technologies, Inc. (a)	27,455
2,494	Vishay Intertechnology, Inc.	40,453
		739,035

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 0.1%
7,219	Archrock, Inc.	$42,809
675	Cactus, Inc., Class A	11,475
884	Helmerich & Payne, Inc.	13,145
		67,429

	Entertainment — 0.1%
386	Madison Square Garden Entertainment Corp. (a)	25,090

	Equity Real Estate Investment Trusts — 4.4%
6,283	Acadia Realty Trust	58,620
1,310	American Campus Communities, Inc.	49,073
8,418	American Finance Trust, Inc.	48,530
2,746	Apple Hospitality REIT, Inc.	27,185
907	AvalonBay Communities, Inc.	126,191
2,309	Boston Properties, Inc.	167,195
3,756	Brandywine Realty Trust	32,903
7,826	Brixmor Property Group, Inc.	85,773
1,187	Columbia Property Trust, Inc.	12,558
8,247	CoreCivic, Inc.	52,863
13,014	DiamondRock Hospitality Co.	64,289
18,743	Diversified Healthcare Trust	54,261
8,624	Empire State Realty Trust, Inc., Class A	46,397
960	EPR Properties	22,886
4,294	Equity Commonwealth	113,448
5,818	GEO Group (The), Inc.	51,547
4,239	Host Hotels & Resorts, Inc.	44,425
4,172	Hudson Pacific Properties, Inc.	80,353
855	JBG SMITH Properties	19,964
10,156	Kimco Realty Corp.	104,201
2,279	Kite Realty Group Trust	23,610
9,717	Macerich (The) Co. (b)	67,630
1,325	National Retail Properties, Inc.	42,413
5,486	Paramount Group, Inc.	31,709
4,212	Pebblebrook Hotel Trust	50,460
1,203	Regency Centers Corp.	42,815
2,534	Retail Opportunity Investments Corp.	24,656
9,084	Retail Properties of America, Inc., Class A	47,600
3,048	RLJ Lodging Trust	24,933
6,637	Sabra Health Care REIT, Inc.	87,343
8,299	Service Properties Trust	59,836
698	Simon Property Group, Inc.	43,841
9,164	SITE Centers Corp.	62,407
2,466	SL Green Realty Corp.	105,569
1,355	Spirit Realty Capital, Inc.	40,718
6,788	Urban Edge Properties	63,807
3,227	Ventas, Inc.	127,370
3,890	Weingarten Realty Investors	61,695
819	Welltower, Inc.	44,038
1,475	Xenia Hotels & Resorts, Inc.	12,154
		2,327,266

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 1.1%
258	Casey’s General Stores, Inc.	$43,491
6,836	Kroger (The) Co.	220,188
195	PriceSmart, Inc.	13,455
1,029	US Foods Holding Corp. (a)	21,506
3,770	Walgreens Boots Alliance, Inc.	128,331
663	Walmart, Inc.	91,991
1,374	Weis Markets, Inc.	62,393
		581,355

	Food Products — 3.1%
4,986	Archer-Daniels-Midland Co.	230,553
337	Cal-Maine Foods, Inc. (a)	12,924
933	Campbell Soup Co.	43,543
3,792	Conagra Brands, Inc.	133,061
1,695	Fresh Del Monte Produce, Inc.	36,493
2,196	General Mills, Inc.	129,828
315	Hershey (The) Co.	43,300
1,897	Hormel Foods Corp.	92,365
2,140	Hostess Brands, Inc. (a)	27,050
1,209	Ingredion, Inc.	85,706
2,007	J.M. Smucker (The) Co.	225,185
699	Kellogg Co.	43,960
1,508	Kraft Heinz (The) Co.	46,130
1,614	Mondelez International, Inc., Class A	85,736
7,642	Pilgrim’s Pride Corp. (a)	127,927
8	Seaboard Corp.	27,560
3,897	Tyson Foods, Inc., Class A	223,025
		1,614,346

	Gas Utilities — 1.4%
1,940	Atmos Energy Corp.	177,840
154	Chesapeake Utilities Corp.	14,970
1,690	National Fuel Gas Co.	67,532
3,386	New Jersey Resources Corp.	98,804
994	ONE Gas, Inc.	68,626
1,450	Southwest Gas Holdings, Inc.	95,294
860	Spire, Inc.	48,194
2,774	UGI Corp.	89,711
		660,971

	Health Care Equipment & Supplies — 0.3%
125	ICU Medical, Inc. (a)	22,224
447	Integer Holdings Corp. (a)	26,127
1,022	Lantheus Holdings, Inc. (a)	11,099
892	Medtronic PLC	89,708
		149,158

	Health Care Providers & Services — 3.8%
3,103	Acadia Healthcare Co., Inc. (a)	110,622
958	AmerisourceBergen Corp.	92,035
221	AMN Healthcare Services, Inc. (a)	14,427

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
863	Anthem, Inc.	$235,426
3,950	Cardinal Health, Inc.	180,871
3,180	Centene Corp. (a)	187,938
3,969	CVS Health Corp.	222,621
352	Encompass Health Corp.	21,581
1,086	HCA Healthcare, Inc.	134,599
778	Henry Schein, Inc. (a)	49,465
240	Laboratory Corp. of America Holdings (a)	47,945
871	Magellan Health, Inc. (a)	62,947
303	McKesson Corp.	44,689
740	Molina Healthcare, Inc. (a)	137,988
424	National HealthCare Corp.	26,839
1,183	Quest Diagnostics, Inc.	144,492
1,268	Select Medical Holdings Corp. (a)	26,603
434	UnitedHealth Group, Inc.	132,431
1,069	Universal Health Services, Inc., Class B	117,109
		1,990,628

	Health Care Technology — 0.1%
3,242	Allscripts Healthcare Solutions, Inc. (a)	32,680
624	Cerner Corp.	43,736
		76,416

	Hotels, Restaurants & Leisure — 0.3%
1,508	Carnival Corp. (b)	20,675
728	Hyatt Hotels Corp., Class A	40,142
5,258	MGM Resorts International	108,157
		168,974

	Household Durables — 2.9%
1,247	Century Communities, Inc. (a)	48,433
3,065	D.R. Horton, Inc.	204,773
2,383	KB Home	76,852
409	La-Z-Boy, Inc.	14,000
556	Leggett & Platt, Inc.	23,202
2,838	Lennar Corp., Class A	199,313
1,942	M.D.C. Holdings, Inc.	84,516
1,433	M/I Homes, Inc. (a)	58,638
829	Meritage Homes Corp. (a)	72,198
1,172	Mohawk Industries, Inc. (a)	120,939
23	NVR, Inc. (a)	90,921
5,008	PulteGroup, Inc.	204,126
1,860	Taylor Morrison Home Corp. (a)	40,176
1,880	Toll Brothers, Inc.	79,486
3,637	TRI Pointe Group, Inc. (a)	59,756
736	Whirlpool Corp.	136,130
		1,513,459

	Household Products — 0.0%
747	Reynolds Consumer Products, Inc.	21,095

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.2%
387	Ormat Technologies, Inc.	$27,427
6,064	Vistra Corp.	105,331
		132,758

	Industrial Conglomerates — 0.7%
579	3M Co.	92,617
562	Carlisle Cos., Inc.	69,615
29,767	General Electric Co.	220,871
		383,103

	Insurance — 7.5%
5,102	Aflac, Inc.	173,213
44	Alleghany Corp.	24,065
2,462	Allstate (The) Corp.	218,503
2,400	American Equity Investment Life Holding Co.	59,568
683	American Financial Group, Inc.	51,184
1,640	American International Group, Inc.	51,644
977	American National Group, Inc.	67,218
7,925	Arch Capital Group Ltd. (a)	239,414
428	Arthur J. Gallagher & Co.	44,388
377	Assurant, Inc.	46,887
3,072	Assured Guaranty Ltd.	78,428
2,014	Athene Holding Ltd., Class A (a)	64,609
519	Axis Capital Holdings Ltd.	22,156
4,250	Brighthouse Financial, Inc. (a)	140,675
799	Chubb Ltd.	103,798
1,189	Cincinnati Financial Corp.	84,110
4,113	CNO Financial Group, Inc.	73,006
1,745	Employers Holdings, Inc.	55,857
708	Enstar Group Ltd. (a)	121,684
347	Everest Re Group Ltd.	68,387
547	FBL Financial Group, Inc., Class A	27,180
2,922	Fidelity National Financial, Inc.	91,429
2,246	First American Financial Corp.	100,149
859	Globe Life, Inc.	69,656
736	Hanover Insurance Group (The), Inc.	70,406
6,289	Hartford Financial Services Group (The), Inc.	242,252
790	Horace Mann Educators Corp.	26,789
1,711	Kemper Corp.	105,500
1,460	Lincoln National Corp.	51,246
638	Mercury General Corp.	25,973
6,236	MetLife, Inc.	236,033
3,103	Old Republic International Corp.	50,517
404	Primerica, Inc.	44,537
4,605	Principal Financial Group, Inc.	180,608
828	ProAssurance Corp.	12,776
1,959	Progressive (The) Corp.	180,032
721	Reinsurance Group of America, Inc.	72,835
562	Safety Insurance Group, Inc.	39,340
888	Selective Insurance Group, Inc.	46,229
1,207	Stewart Information Services Corp.	51,165
1,714	Travelers (The) Cos., Inc.	206,897

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
6,795	Unum Group	$120,000
738	W.R. Berkley Corp.	44,369
88	White Mountains Insurance Group Ltd.	79,933
		3,964,645

	Internet & Direct Marketing Retail — 0.1%
26	Booking Holdings, Inc. (a)	42,185
3,185	Qurate Retail, Inc., Series A	21,562
		63,747

	IT Services — 1.2%
322	CACI International, Inc., Class A (a)	67,147
1,951	Cognizant Technology Solutions Corp., Class A	139,340
1,113	International Business Machines Corp.	124,278
1,040	Leidos Holdings, Inc.	86,320
383	ManTech International Corp., Class A	24,849
669	MAXIMUS, Inc.	45,211
292	Science Applications International Corp.	22,300
1,135	Sykes Enterprises, Inc. (a)	38,862
4,327	Western Union (The) Co.	84,117
		632,424

	Leisure Products — 0.2%
681	Acushnet Holdings Corp.	23,243
1,121	Hasbro, Inc.	92,729
		115,972

	Machinery — 3.5%
120	Alamo Group, Inc.	14,440
784	Albany International Corp., Class A	39,937
1,953	Allison Transmission Holdings, Inc.	70,601
1,477	Barnes Group, Inc.	54,206
622	Caterpillar, Inc.	97,685
184	Chart Industries, Inc. (a)	15,539
641	Cummins, Inc.	140,949
204	Deere & Co.	46,086
856	Dover Corp.	94,768
230	EnPro Industries, Inc.	13,575
1,676	Flowserve Corp.	48,805
439	Gorman-Rupp (The) Co.	13,631
2,244	Greenbrier (The) Cos., Inc.	60,543
247	IDEX Corp.	42,086
1,162	ITT, Inc.	70,313
249	John Bean Technologies Corp.	20,908
249	Lincoln Electric Holdings, Inc.	25,353
2,521	Meritor, Inc. (a)	61,361
510	Middleby (The) Corp. (a)	50,765
1,435	Mueller Industries, Inc.	41,515

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
2,540	Mueller Water Products, Inc., Class A	$26,314
1,245	Oshkosh Corp.	83,863
1,588	PACCAR, Inc.	135,583
458	Parker-Hannifin Corp.	95,429
466	Snap-on, Inc.	73,409
279	SPX Corp. (a)	11,827
278	Stanley Black & Decker, Inc.	46,204
1,687	Timken (The) Co.	100,714
1,703	TriMas Corp. (a)	41,434
1,354	Trinity Industries, Inc.	25,509
2,190	Westinghouse Air Brake Technologies Corp.	129,867
571	Woodward, Inc.	45,423
		1,838,642

	Marine — 0.1%
969	Matson, Inc.	50,340

	Media — 2.3%
2,136	AMC Networks, Inc., Class A (a) (b)	45,390
72	Charter Communications, Inc., Class A (a)	43,475
4,009	Comcast Corp., Class A	169,340
5,253	Discovery, Inc., Class A (a)	106,321
3,939	DISH Network Corp., Class A (a)	100,405
3,332	Fox Corp., Class A	88,364
4,791	Gray Television, Inc. (a)	60,750
2,744	Interpublic Group of (The) Cos., Inc.	49,639
1,017	Nexstar Media Group, Inc., Class A	83,801
2,736	Omnicom Group, Inc.	129,139
3,431	Sinclair Broadcast Group, Inc., Class A (b)	63,748
4,492	TEGNA, Inc.	54,039
6,621	ViacomCBS, Inc., Class B	189,162
		1,183,573

	Metals & Mining — 1.3%
2,771	Arconic Corp. (a)	60,242
725	Kaiser Aluminum Corp.	45,624
249	Materion Corp.	12,746
4,134	Nucor Corp.	197,440
1,121	Reliance Steel & Aluminum Co.	122,178
3,994	Steel Dynamics, Inc.	125,731
3,863	Warrior Met Coal, Inc.	57,945
1,618	Worthington Industries, Inc.	79,622
		701,528

	Mortgage Real Estate Investment Trusts — 0.4%
1,437	Apollo Commercial Real Estate Finance, Inc.	12,502
1,129	Arbor Realty Trust, Inc.	13,345
1,041	Blackstone Mortgage Trust, Inc., Class A	22,590

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
2,677	Broadmark Realty Capital, Inc.	$26,690
1,579	Chimera Investment Corp.	13,185
5,455	Ladder Capital Corp.	40,912
4,547	Starwood Property Trust, Inc.	63,521
		192,745

	Multiline Retail — 0.6%
1,015	Dollar Tree, Inc. (a)	91,675
6,172	Kohl’s Corp.	131,402
589	Target Corp.	89,657
		312,734

	Multi-Utilities — 2.9%
1,712	Ameren Corp.	138,877
1,547	Avista Corp.	51,391
1,710	Black Hills Corp.	96,889
1,510	CMS Energy Corp.	95,628
2,384	Consolidated Edison, Inc.	187,120
1,612	DTE Energy Co.	198,953
5,083	MDU Resources Group, Inc.	120,772
1,040	NiSource, Inc.	23,889
1,882	NorthWestern Corp.	98,109
3,378	Public Service Enterprise Group, Inc.	196,431
1,959	Sempra Energy	245,580
958	WEC Energy Group, Inc.	96,327
		1,549,966

	Oil, Gas & Consumable Fuels — 3.9%
1,882	Chevron Corp.	130,799
7,059	ConocoPhillips	202,029
5,329	CVR Energy, Inc.	58,672
3,490	Delek US Holdings, Inc.	35,110
6,450	EOG Resources, Inc.	220,848
6,752	Exxon Mobil Corp.	220,250
3,481	HollyFrontier Corp.	64,433
10,983	Kinder Morgan, Inc.	130,698
22,368	Marathon Oil Corp.	88,577
6,390	Matador Resources Co. (a)	45,177
7,396	Murphy Oil Corp.	57,097
5,213	ONEOK, Inc.	151,177
4,258	PDC Energy, Inc. (a)	50,755
2,696	Pioneer Natural Resources Co.	214,494
1,235	Renewable Energy Group, Inc. (a)	69,654
5,351	Valero Energy Corp.	206,602
2,297	Williams (The) Cos., Inc.	44,080
3,114	World Fuel Services Corp.	65,550
		2,056,002

	Paper & Forest Products — 0.3%
973	Boise Cascade Co.	37,344
2,009	Domtar Corp.	47,975

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products (Continued)
2,171	Schweitzer-Mauduit International, Inc.	$72,077
		157,396

	Personal Products — 0.2%
1,393	Edgewell Personal Care Co. (a)	36,525
347	Inter Parfums, Inc.	14,248
527	Nu Skin Enterprises, Inc., Class A	26,007
		76,780

	Pharmaceuticals — 0.8%
160	Jazz Pharmaceuticals PLC (a)	23,056
7,712	Mylan N.V. (a)	112,133
1,495	Perrigo Co. PLC	65,586
5,053	Pfizer, Inc.	179,280
1,066	Prestige Consumer Healthcare, Inc. (a)	35,210
		415,265

	Professional Services — 0.7%
1,080	ASGN, Inc. (a)	72,015
1,154	CBIZ, Inc. (a)	26,161
631	ICF International, Inc.	41,261
698	Insperity, Inc.	53,453
446	Korn Ferry	13,465
624	ManpowerGroup, Inc.	42,351
864	Robert Half International, Inc.	43,796
771	TriNet Group, Inc. (a)	53,137
		345,639

	Real Estate Management & Development — 1.0%
4,935	CBRE Group, Inc., Class A (a)	248,724
2,194	Forestar Group, Inc. (a)	36,508
397	Howard Hughes (The) Corp. (a)	24,689
1,195	Jones Lang LaSalle, Inc.	134,868
2,675	Kennedy-Wilson Holdings, Inc.	35,256
959	Marcus & Millichap, Inc. (a)	29,950
		509,995

	Road & Rail — 1.6%
257	AMERCO	89,220
1,194	CSX Corp.	94,254
2,088	Heartland Express, Inc.	38,231
1,072	J.B. Hunt Transport Services, Inc.	130,505
250	Kansas City Southern	44,035
2,248	Knight-Swift Transportation Holdings, Inc.	85,402
182	Landstar System, Inc.	22,695
2,380	Marten Transport Ltd.	36,521
433	Norfolk Southern Corp.	90,549
919	Ryder System, Inc.	45,270
1,068	Schneider National, Inc., Class B	23,560
229	Union Pacific Corp.	40,577

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
2,179	Werner Enterprises, Inc.	$82,846
		823,665

	Semiconductors & Semiconductor Equipment — 0.8%
10,211	Amkor Technology, Inc. (a)	121,000
1,200	Axcelis Technologies, Inc. (a)	26,484
346	First Solar, Inc. (a)	30,118
4,936	Micron Technology, Inc. (a)	248,478
603	Ultra Clean Holdings, Inc. (a)	12,838
		438,918

	Software — 0.4%
8,900	NortonLifeLock, Inc.	183,073
1,163	Teradata Corp. (a)	21,364
		204,437

	Specialty Retail — 1.7%
604	Advance Auto Parts, Inc.	88,957
271	Asbury Automotive Group, Inc. (a)	27,908
1,296	AutoNation, Inc. (a)	73,522
1,217	Best Buy Co., Inc.	135,756
1,905	Buckle (The), Inc.	45,644
491	CarMax, Inc. (a)	42,442
1,185	Dick’s Sporting Goods, Inc.	67,130
2,770	Foot Locker, Inc.	102,158
597	Group 1 Automotive, Inc.	63,330
100	Lithia Motors, Inc., Class A	22,957
320	Monro, Inc.	13,459
713	Murphy USA, Inc. (a)	87,193
1,440	Penske Automotive Group, Inc.	73,670
4,469	Sally Beauty Holdings, Inc. (a)	37,406
622	Urban Outfitters, Inc. (a)	13,895
		895,427

	Technology Hardware, Storage & Peripherals — 1.6%
667	Dell Technologies, Inc., Class C (a)	40,193
19,792	Hewlett Packard Enterprise Co.	171,003
7,131	HP, Inc.	128,073
2,384	NCR Corp. (a)	48,443
1,882	Seagate Technology PLC	89,997
1,471	Super Micro Computer, Inc. (a)	33,421
6,342	Western Digital Corp.	239,284
6,093	Xerox Holdings Corp.	105,896
		856,310

	Textiles, Apparel & Luxury Goods — 0.2%
264	Carter’s, Inc.	21,503
263	Columbia Sportswear Co.	19,617
673	Ralph Lauren Corp.	44,990
757	Skechers U.S.A., Inc., Class A (a)	24,004
501	Wolverine World Wide, Inc.	13,362
		123,476

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 1.5%
2,264	Axos Financial, Inc. (a)	$61,717
1,398	Capitol Federal Financial, Inc.	16,049
3,090	Essent Group Ltd.	123,136
12,907	MGIC Investment Corp.	129,844
11,063	New York Community Bancorp, Inc.	91,933
1,407	Northwest Bancshares, Inc.	15,013
3,184	Provident Financial Services, Inc.	43,207
7,827	Radian Group, Inc.	140,495
1,245	Walker & Dunlop, Inc.	78,286
2,530	Washington Federal, Inc.	53,864
1,440	WSFS Financial Corp.	45,633
		799,177

	Tobacco — 0.1%
1,575	Universal Corp.	62,764

	Trading Companies & Distributors — 1.6%
3,887	Air Lease Corp.	105,882
479	Applied Industrial Technologies, Inc.	29,243
417	Beacon Roofing Supply, Inc. (a)	12,802
1,035	GATX Corp.	70,670
1,612	GMS, Inc. (a)	36,431
981	Herc Holdings, Inc. (a)	43,517
1,084	MSC Industrial Direct Co., Inc., Class A	75,511
1,566	Rush Enterprises, Inc., Class A	56,125
541	Systemax, Inc.	15,381
1,622	Triton International Ltd.	59,819
1,328	United Rentals, Inc. (a)	236,769
1,355	Univar Solutions, Inc. (a)	22,480
127	W.W. Grainger, Inc.	44,453
882	WESCO International, Inc. (a)	36,374
		845,457

	Transportation Infrastructure — 0.2%
3,402	Macquarie Infrastructure Corp.	87,772

	Wireless Telecommunication Services — 0.5%
3,578	Telephone and Data Systems, Inc.	60,826
1,184	T-Mobile US, Inc. (a)	129,731
2,234	United States Cellular Corp. (a)	65,054
		255,611
	Total Common Stocks — 99.8%	52,545,358
	(Cost $53,873,514)

	Money Market Funds — 0.3%
35,279	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	35,279

Shares	Description	Value

	Money Market Funds (Continued)
102,910	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	$102,910
	Total Money Market Funds — 0.3%	138,189
	(Cost $138,189)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$202,405	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $202,406. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $206,336. (d)	202,405
	(Cost $202,405)

	Total Investments — 100.5%	52,885,952
	(Cost $54,214,108) (e)
	Net Other Assets and Liabilities — (0.5)%	(239,862)
	Net Assets — 100.0%	$52,646,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $234,583 and the total value of the collateral held by the Fund is $237,684.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,558,371 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,886,527. The net unrealized depreciation was $1,328,156.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$52,545,358	$—	$—
Money Market Funds	138,189	—	—
Repurchase Agreements	—	202,405	—
Total Investments	$52,683,547	$202,405	$—

* See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.9%
1,952	Aerojet Rocketdyne Holdings, Inc. (a)	$63,284
734	AeroVironment, Inc. (a)	56,048
1,717	Axon Enterprise, Inc. (a)	169,811
2,765	BWX Technologies, Inc.	152,103
6,858	Kratos Defense & Security Solutions, Inc. (a)	129,548
905	L3Harris Technologies, Inc.	145,804
401	Lockheed Martin Corp.	140,402
9,005	Maxar Technologies, Inc.	232,059
2,010	Mercury Systems, Inc. (a)	138,449
664	TransDigm Group, Inc.	317,000
		1,544,508

	Air Freight & Logistics — 0.2%
7,170	Air Transport Services Group, Inc. (a)	201,047
3,688	Atlas Air Worldwide Holdings, Inc. (a)	218,182
		419,229

	Auto Components — 0.3%
7,638	American Axle & Manufacturing Holdings, Inc. (a)	51,327
2,095	Fox Factory Holding Corp. (a)	176,148
3,124	Patrick Industries, Inc.	174,163
7,107	Workhorse Group, Inc. (a) (b)	109,306
		510,944

	Automobiles — 0.6%
1,472	Tesla, Inc. (a)	571,195
3,269	Thor Industries, Inc.	276,492
2,559	Winnebago Industries, Inc.	120,145
		967,832

	Banks — 0.6%
765	City Holding Co.	46,229
2,894	First Republic Bank	365,049
841	Independent Bank Corp.	48,181
1,070	Lakeland Financial Corp.	54,709
3,422	National Bank Holdings Corp., Class A	103,173
2,640	ServisFirst Bancshares, Inc.	97,416
1,295	Stock Yards Bancorp, Inc.	49,495
8,459	Umpqua Holdings Corp.	106,245
7,764	Veritex Holdings, Inc.	153,184
		1,023,681

	Beverages — 1.0%
441	Boston Beer (The) Co., Inc., Class A (a)	458,278
2,040	Brown-Forman Corp., Class B	142,208
7,871	Monster Beverage Corp. (a)	602,683
4,579	National Beverage Corp. (a) (b)	358,490

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
1,109	PepsiCo, Inc.	$147,819
		1,709,478

	Biotechnology — 6.8%
2,768	Acceleron Pharma, Inc. (a)	289,477
4,029	Alexion Pharmaceuticals, Inc. (a)	463,899
4,699	Alkermes PLC (a)	76,359
2,168	Alnylam Pharmaceuticals, Inc. (a)	266,599
13,612	Altimmune, Inc. (a)	155,857
1,242	Amgen, Inc.	269,439
16,542	Amicus Therapeutics, Inc. (a)	294,944
3,082	Arcturus Therapeutics Holdings, Inc. (a)	166,675
5,241	Arcus Biosciences, Inc. (a)	114,254
2,082	Arena Pharmaceuticals, Inc. (a)	178,469
1,808	Arrowhead Pharmaceuticals, Inc. (a)	103,598
10,927	Athenex, Inc. (a)	124,568
1,113	Biogen, Inc. (a)	280,554
3,360	Blueprint Medicines Corp. (a)	343,661
4,736	CareDx, Inc. (a)	232,301
4,262	ChemoCentryx, Inc. (a)	204,576
7,209	Coherus Biosciences, Inc. (a)	120,174
4,654	CRISPR Therapeutics AG (a)	427,330
4,150	Cytokinetics, Inc. (a)	63,785
3,690	Denali Therapeutics, Inc. (a)	157,858
2,450	Dicerna Pharmaceuticals, Inc. (a)	51,425
3,202	Editas Medicine, Inc. (a)	99,070
3,767	Emergent BioSolutions, Inc. (a)	338,917
2,417	Esperion Therapeutics, Inc. (a) (b)	72,437
6,192	Exact Sciences Corp. (a)	766,755
9,553	Exelixis, Inc. (a)	195,645
7,792	Fate Therapeutics, Inc. (a)	345,965
5,925	Halozyme Therapeutics, Inc. (a)	165,900
2,974	Heron Therapeutics, Inc. (a)	48,506
6,712	Inovio Pharmaceuticals, Inc. (a) (b)	66,113
12,112	Insmed, Inc. (a)	398,969
6,651	Intellia Therapeutics, Inc. (a)	159,225
7,184	Invitae Corp. (a) (b)	281,685
4,899	Ironwood Pharmaceuticals, Inc. (a)	48,402
6,153	Karyopharm Therapeutics, Inc. (a)	91,187
7,133	MacroGenics, Inc. (a)	138,452
4,825	Mersana Therapeutics, Inc. (a)	86,946
1,407	Mirati Therapeutics, Inc. (a)	305,516
4,461	Moderna, Inc. (a)	300,984
12,954	NantKwest, Inc. (a) (b)	97,285
5,389	Natera, Inc. (a)	362,464
2,874	Novavax, Inc. (a)	231,961
84,400	OPKO Health, Inc. (a) (b)	297,088
564	Regeneron Pharmaceuticals, Inc. (a)	306,568
4,867	Retrophin, Inc. (a)	98,508
13,991	Sangamo Therapeutics, Inc. (a)	144,667
2,248	Sarepta Therapeutics, Inc. (a)	305,526
3,226	Seagen, Inc. (a)	538,097
16,114	Sorrento Therapeutics, Inc. (a) (b)	111,831
6,714	TG Therapeutics, Inc. (a)	169,663

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
6,601	Translate Bio, Inc. (a)	$84,691
2,956	Twist Bioscience Corp. (a)	226,548
3,789	Ultragenyx Pharmaceutical, Inc. (a)	380,795
4,069	Veracyte, Inc. (a)	141,032
565	Vertex Pharmaceuticals, Inc. (a)	117,723
1,136	Xencor, Inc. (a)	43,600
		11,954,523

	Building Products — 1.1%
3,877	AAON, Inc.	226,455
6,235	Advanced Drainage Systems, Inc.	395,486
1,712	CSW Industrials, Inc.	146,427
3,448	Gibraltar Industries, Inc. (a)	198,088
9,195	Griffon Corp.	197,141
10,255	PGT Innovations, Inc. (a)	170,028
3,205	Simpson Manufacturing Co., Inc.	284,348
4,350	Trex Co., Inc. (a)	302,499
		1,920,472

	Capital Markets — 3.1%
7,054	Apollo Global Management, Inc.	260,010
1,926	Ares Management Corp., Class A	81,470
4,608	Artisan Partners Asset Management, Inc., Class A	184,597
2,027	Assetmark Financial Holdings, Inc. (a)	42,871
560	BlackRock, Inc.	335,558
13,928	Brightsphere Investment Group, Inc.	192,206
459	FactSet Research Systems, Inc.	140,684
5,480	Focus Financial Partners, Inc., Class A (a)	200,075
682	Hamilton Lane, Inc., Class A	47,535
2,637	Houlihan Lokey, Inc.	165,340
1,536	Intercontinental Exchange, Inc.	144,998
3,047	LPL Financial Holdings, Inc.	243,547
655	MarketAxess Holdings, Inc.	352,947
2,557	Moelis & Co., Class A	95,120
1,590	Moody’s Corp.	418,011
1,454	Morningstar, Inc.	276,813
885	MSCI, Inc.	309,608
3,757	Nasdaq, Inc.	454,559
3,705	PJT Partners, Inc., Class A	250,680
1,278	S&P Global, Inc.	412,449
3,512	StoneX Group, Inc. (a)	186,066
2,462	T. Rowe Price Group, Inc.	311,837
1,342	Tradeweb Markets, Inc., Class A	73,112
1,296	Virtus Investment Partners, Inc.	206,777
		5,386,870

	Chemicals — 1.5%
1,548	Air Products and Chemicals, Inc.	427,620
2,616	Albemarle Corp.	243,838
797	Balchem Corp.	79,660
462	Chase Corp.	43,964
2,980	FMC Corp.	306,165

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
4,288	GCP Applied Technologies, Inc. (a)	$93,521
1,300	Quaker Chemical Corp.	248,027
2,546	Scotts Miracle-Gro (The) Co.	382,027
906	Sherwin-Williams (The) Co.	623,310
8,178	Valvoline, Inc.	160,861
		2,608,993

	Commercial Services & Supplies — 1.9%
38,119	ADT, Inc.	251,204
1,072	Brink’s (The) Co.	45,914
5,576	Casella Waste Systems, Inc., Class A (a)	301,048
2,072	Cimpress PLC (a)	152,085
1,897	Cintas Corp.	596,701
4,384	Copart, Inc. (a)	483,818
5,981	IAA, Inc. (a)	338,465
1,741	MSA Safety, Inc.	229,673
14,562	Rollins, Inc.	842,412
1,349	US Ecology, Inc.	41,171
		3,282,491

	Communications Equipment — 0.6%
12,632	Calix, Inc. (a)	295,715
1,962	Ciena Corp. (a)	77,283
14,690	CommScope Holding Co., Inc. (a)	130,741
29,168	Infinera Corp. (a)	182,592
12,811	Inseego Corp. (a) (b)	111,456
2,073	Lumentum Holdings, Inc. (a)	171,416
980	Motorola Solutions, Inc.	154,899
		1,124,102

	Construction & Engineering — 0.4%
6,724	Ameresco, Inc., Class A (a)	258,134
4,360	Comfort Systems USA, Inc.	199,688
14,003	WillScot Mobile Mini Holdings Corp. (a)	260,176
		717,998

	Construction Materials — 0.1%
19,001	Forterra, Inc. (a)	247,963

	Consumer Finance — 0.2%
230	Credit Acceptance Corp. (a) (b)	68,568
761	LendingTree, Inc. (a)	246,252
3,310	PRA Group, Inc. (a)	112,970
		427,790

	Containers & Packaging — 0.7%
1,827	Avery Dennison Corp.	252,839
8,057	Berry Global Group, Inc. (a)	375,698
3,039	Crown Holdings, Inc. (a)	260,746
16,966	O-I Glass, Inc.	159,989

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
6,018	Sealed Air Corp.	$238,253
		1,287,525

	Distributors — 0.5%
2,359	Pool Corp.	825,249

	Diversified Consumer Services — 0.4%
8,837	Chegg, Inc. (a)	648,989
2,001	frontdoor, Inc. (a)	79,280
		728,269

	Diversified Telecommunication Services — 0.3%
2,230	Bandwidth, Inc., Class A (a)	357,592
3,044	Iridium Communications, Inc. (a)	80,392
		437,984

	Electric Utilities — 0.1%
3,768	PNM Resources, Inc.	188,400

	Electrical Equipment — 1.1%
12,498	Bloom Energy Corp., Class A (a)	157,975
2,010	Generac Holdings, Inc. (a)	422,401
1,138	Hubbell, Inc.	165,590
13,398	Plug Power, Inc. (a)	187,572
1,430	Rockwell Automation, Inc.	339,082
5,051	Sunrun, Inc. (a)	262,753
7,755	TPI Composites, Inc. (a)	256,846
1,701	Vicor Corp. (a)	132,678
		1,924,897

	Electronic Equipment, Instruments & Components — 1.2%
2,915	Amphenol Corp., Class A	328,929
1,374	Badger Meter, Inc.	100,769
2,361	Cognex Corp.	155,590
1,175	Dolby Laboratories, Inc., Class A	88,219
2,168	FARO Technologies, Inc. (a)	130,600
5,759	II-VI, Inc. (a)	261,862
5,631	nLight, Inc. (a)	119,602
1,872	Plexus Corp. (a)	130,179
9,466	Trimble, Inc. (a)	455,599
1,250	Zebra Technologies Corp., Class A (a)	354,550
		2,125,899

	Energy Equipment & Services — 0.0%
54,618	Transocean Ltd. (a)	36,621

	Entertainment — 1.8%
1,898	Activision Blizzard, Inc.	143,736
2,420	Electronic Arts, Inc. (a)	289,989
11,705	Glu Mobile, Inc. (a)	83,808
1,263	Netflix, Inc. (a)	600,860

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
4,180	Roku, Inc. (a)	$846,032
3,821	Take-Two Interactive Software, Inc. (a)	591,949
2,220	World Wrestling Entertainment, Inc., Class A	80,719
50,549	Zynga, Inc., Class A (a)	454,435
		3,091,528

	Equity Real Estate Investment Trusts — 1.7%
5,468	American Homes 4 Rent, Class A	154,580
2,178	Americold Realty Trust	78,909
2,477	CareTrust REIT, Inc.	42,357
1,921	Community Healthcare Trust, Inc.	88,942
2,723	Cousins Properties, Inc.	69,382
4,819	CubeSmart	163,509
1,967	Easterly Government Properties, Inc.	41,110
602	EastGroup Properties, Inc.	80,114
202	Equinix, Inc.	147,711
2,406	Essential Properties Realty Trust, Inc.	39,747
1,956	First Industrial Realty Trust, Inc.	77,868
3,511	Four Corners Property Trust, Inc.	88,969
2,108	Gaming and Leisure Properties, Inc.	76,626
2,772	Global Net Lease, Inc.	39,446
3,803	Independence Realty Trust, Inc. (b)	46,206
6,045	Industrial Logistics Properties Trust	115,943
1,448	Innovative Industrial Properties, Inc.	168,880
676	Investors Real Estate Trust	45,569
2,906	Iron Mountain, Inc.	75,730
3,732	iStar, Inc.	44,038
1,177	Lamar Advertising Co., Class A	72,927
740	Life Storage, Inc.	84,471
3,182	Monmouth Real Estate Investment Corp.	44,071
2,747	National Storage Affiliates Trust	93,096
4,051	NexPoint Residential Trust, Inc.	179,540
2,127	Office Properties Income Trust	39,158
1,527	Prologis, Inc.	151,478
1,702	Rexford Industrial Realty, Inc.	79,075
2,129	Safehold, Inc.	146,518
2,554	STAG Industrial, Inc.	79,481
5,677	STORE Capital Corp.	145,899
1,422	Terreno Realty Corp.	80,030
17,055	Uniti Group, Inc.	150,425
		3,031,805

	Food & Staples Retailing — 0.6%
9,369	BJ’s Wholesale Club Holdings, Inc. (a)	358,739
5,940	Grocery Outlet Holding Corp. (a)	261,479
9,466	Rite Aid Corp. (a) (b)	86,519
7,440	Sprouts Farmers Market, Inc. (a)	141,732

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
12,083	United Natural Foods, Inc. (a)	$176,049
		1,024,518

	Food Products — 1.3%
8,088	B&G Foods, Inc. (b)	214,817
1,875	Beyond Meat, Inc. (a)	267,056
10,805	Darling Ingredients, Inc. (a)	464,615
3,487	Freshpet, Inc. (a)	399,261
6,810	Hain Celestial Group (The), Inc. (a)	209,408
2,350	Lamb Weston Holdings, Inc.	149,108
871	Lancaster Colony Corp.	144,708
2,375	McCormick & Co., Inc.	428,711
		2,277,684

	Health Care Equipment & Supplies — 6.6%
4,236	Abbott Laboratories	445,246
1,664	ABIOMED, Inc. (a)	419,128
1,928	Align Technology, Inc. (a)	821,482
1,105	AtriCure, Inc. (a)	38,189
4,400	Axonics Modulation Technologies, Inc. (a)	206,316
1,120	Cardiovascular Systems, Inc. (a)	39,928
7,040	Cerus Corp. (a)	36,960
456	Cooper (The) Cos., Inc.	145,487
4,738	CryoPort, Inc. (a)	190,183
2,141	Danaher Corp.	491,445
1,118	DexCom, Inc. (a)	357,290
1,925	Edwards Lifesciences Corp. (a)	138,003
15,816	GenMark Diagnostics, Inc. (a)	193,272
1,814	Glaukos Corp. (a)	101,439
1,572	Globus Medical, Inc., Class A (a)	81,933
1,338	Heska Corp. (a)	156,988
9,497	Hologic, Inc. (a)	653,584
1,606	IDEXX Laboratories, Inc. (a)	682,261
2,668	Insulet Corp. (a)	592,963
650	Intuitive Surgical, Inc. (a)	433,602
1,635	iRhythm Technologies, Inc. (a)	345,721
1,337	Masimo Corp. (a)	299,247
10,582	Meridian Bioscience, Inc. (a)	181,481
3,039	Merit Medical Systems, Inc. (a)	152,102
173	Mesa Laboratories, Inc.	45,224
995	Neogen Corp. (a)	69,391
1,118	Nevro Corp. (a)	166,817
2,798	Novocure Ltd. (a)	341,636
7,382	OraSure Technologies, Inc. (a)	110,287
960	OrthoPediatrics Corp. (a)	42,816
801	Penumbra, Inc. (a)	209,085
2,878	Quidel Corp. (a)	772,139
2,963	Shockwave Medical, Inc. (a)	202,432
3,342	Silk Road Medical, Inc. (a)	202,525
11,320	SmileDirectClub, Inc. (a) (b)	100,748
4,130	STAAR Surgical Co. (a)	299,425
1,791	STERIS PLC	317,347

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
738	Stryker Corp.	$149,083
3,430	Tandem Diabetes Care, Inc. (a)	373,870
4,559	Vapotherm, Inc. (a)	136,542
2,871	West Pharmaceutical Services, Inc.	781,113
		11,524,730

	Health Care Providers & Services — 3.0%
1,399	Addus HomeCare Corp. (a)	136,500
1,317	Amedisys, Inc. (a)	341,103
1,971	BioTelemetry, Inc. (a)	83,925
324	Chemed Corp.	154,976
1,863	Cigna Corp.	311,065
1,548	CorVel Corp. (a)	141,209
9,205	Covetrus, Inc. (a)	227,271
7,371	DaVita, Inc. (a)	635,749
3,936	Ensign Group (The), Inc.	231,594
3,483	Guardant Health, Inc. (a)	371,497
1,516	HealthEquity, Inc. (a)	78,059
1,907	Humana, Inc.	761,427
1,465	LHC Group, Inc. (a)	317,246
5,518	MEDNAX, Inc. (a)	70,355
6,719	Option Care Health, Inc. (a)	89,564
8,944	Owens & Minor, Inc.	224,673
7,454	Patterson Cos., Inc.	185,418
5,458	PetIQ, Inc. (a)	155,881
2,736	Premier, Inc., Class A	89,549
13,096	R1 RCM, Inc. (a)	234,680
8,613	RadNet, Inc. (a)	124,975
12,706	Tenet Healthcare Corp. (a)	311,805
507	US Physical Therapy, Inc.	40,220
		5,318,741

	Health Care Technology — 1.7%
18,098	Evolent Health, Inc., Class A (a)	179,894
3,612	Health Catalyst, Inc. (a)	124,542
6,793	Inovalon Holdings, Inc., Class A (a)	128,999
3,017	Inspire Medical Systems, Inc. (a)	360,320
10,378	NextGen Healthcare, Inc. (a)	141,141
2,086	Omnicell, Inc. (a)	180,543
5,592	Phreesia, Inc. (a)	206,736
2,980	Simulations Plus, Inc.	193,164
1,081	Tabula Rasa HealthCare, Inc. (a)	37,338
2,879	Teladoc Health, Inc. (a) (b)	565,608
2,806	Veeva Systems, Inc., Class A (a)	757,760
4,546	Vocera Communications, Inc. (a)	149,018
		3,025,063

	Hotels, Restaurants & Leisure — 2.0%
508	Chipotle Mexican Grill, Inc. (a)	610,352
906	Choice Hotels International, Inc.	79,139
1,426	Churchill Downs, Inc.	212,688
1,484	Domino’s Pizza, Inc.	561,427

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,852	Dunkin’ Brands Group, Inc.	$284,373
2,265	Jack in the Box, Inc.	181,336
700	McDonald’s Corp.	149,100
3,785	Papa John’s International, Inc.	289,931
5,355	Penn National Gaming, Inc. (a)	289,063
6,433	Scientific Games Corp. (a)	205,084
1,393	Shake Shack, Inc., Class A (a)	94,055
4,425	Six Flags Entertainment Corp.	95,669
10,477	Wendy’s (The) Co.	228,922
1,709	Wingstop, Inc.	198,808
2,921	Wyndham Destinations, Inc.	95,312
		3,575,259

	Household Durables — 1.3%
498	Cavco Industries, Inc. (a)	85,726
1,620	Garmin Ltd.	168,512
1,207	Helen of Troy Ltd. (a)	228,847
2,207	Installed Building Products, Inc. (a)	199,822
1,742	iRobot Corp. (a)	138,628
3,351	LGI Homes, Inc. (a)	358,155
4,939	Skyline Champion Corp. (a)	126,685
11,836	Sonos, Inc. (a)	172,806
4,365	Tempur Sealy International, Inc. (a)	388,485
2,281	TopBuild Corp. (a)	349,472
		2,217,138

	Household Products — 1.1%
4,972	Central Garden & Pet Co., Class A (a)	175,959
6,737	Church & Dwight Co., Inc.	595,484
2,193	Clorox (The) Co.	454,499
1,992	Colgate-Palmolive Co.	157,149
3,978	Energizer Holdings, Inc.	156,534
1,041	Kimberly-Clark Corp.	138,026
2,271	Procter & Gamble (The) Co.	311,354
		1,989,005

	Independent Power and Renewable Electricity Producers — 0.3%
11,552	Clearway Energy, Inc., Class C	325,304
7,386	Sunnova Energy International, Inc. (a)	177,707
		503,011

	Industrial Conglomerates — 0.1%
934	Honeywell International, Inc.	154,063

	Insurance — 1.4%
745	Aon PLC, Class A	137,087
10,184	Brown & Brown, Inc.	443,106
1,137	eHealth, Inc. (a)	76,304
1,111	Erie Indemnity Co., Class A	258,719
2,075	Goosehead Insurance, Inc., Class A	254,271
2,047	Kinsale Capital Group, Inc.	383,751

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
4,019	Marsh & McLennan Cos., Inc.	$415,806
2,155	Palomar Holdings, Inc. (a)	192,161
917	RenaissanceRe Holdings Ltd.	148,297
2,847	Trupanion, Inc. (a)	203,674
		2,513,176

	Interactive Media & Services — 2.3%
215	Alphabet, Inc., Class A (a)	347,464
16,194	ANGI Homeservices, Inc., Class A (a)	171,656
3,422	EverQuote, Inc., Class A (a)	114,603
2,410	Facebook, Inc., Class A (a)	634,095
19,010	Pinterest, Inc., Class A (a)	1,120,640
24,178	Snap, Inc., Class A (a)	952,371
7,768	Zillow Group, Inc., Class C (a)	688,400
		4,029,229

	Internet & Direct Marketing Retail — 2.7%
9,005	1-800-Flowers.com, Inc., Class A (a)	178,569
251	Amazon.com, Inc. (a)	762,074
7,100	Chewy, Inc., Class A (a)	437,360
12,117	eBay, Inc.	577,133
6,488	Etsy, Inc. (a)	788,876
5,358	Overstock.com, Inc. (a)	300,584
12,417	RealReal (The), Inc. (a)	156,330
3,453	Shutterstock, Inc.	225,999
1,616	Stamps.com, Inc. (a)	360,756
8,278	Stitch Fix, Inc., Class A (a) (b)	285,011
2,712	Wayfair, Inc., Class A (a)	672,657
		4,745,349

	IT Services — 5.2%
1,397	Accenture PLC, Class A	303,023
1,390	Akamai Technologies, Inc. (a)	132,217
5,296	Black Knight, Inc. (a)	465,783
5,556	Booz Allen Hamilton Holding Corp.	436,146
3,492	Broadridge Financial Solutions, Inc.	480,499
2,194	CSG Systems International, Inc.	83,109
39,128	Endurance International Group Holdings, Inc. (a)	227,334
2,441	EPAM Systems, Inc. (a)	754,147
3,809	EVERTEC, Inc.	126,763
3,615	Evo Payments, Inc., Class A (a)	76,168
2,004	ExlService Holdings, Inc. (a)	151,783
4,155	Fastly, Inc., Class A (a) (b)	263,884
3,063	Fiserv, Inc. (a)	292,425
1,230	Gartner, Inc. (a)	147,723
5,997	Genpact Ltd.	206,117
6,068	GoDaddy, Inc., Class A (a)	429,250
454	Mastercard, Inc., Class A	131,043
2,727	MongoDB, Inc. (a)	623,038
2,237	NIC, Inc.	50,154

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,952	Okta, Inc. (a)	$619,418
1,926	Paychex, Inc.	158,413
4,005	PayPal Holdings, Inc. (a)	745,451
4,204	Perficient, Inc. (a)	164,629
4,003	Perspecta, Inc.	71,774
4,855	Square, Inc., Class A (a)	751,942
3,294	TTEC Holdings, Inc.	180,445
3,194	Twilio, Inc., Class A (a)	891,030
9,300	Verra Mobility Corp. (a)	89,373
		9,053,081

	Leisure Products — 1.4%
9,387	Callaway Golf Co.	145,405
3,625	Malibu Boats, Inc., Class A (a)	184,259
19,964	Mattel, Inc. (a)	274,904
7,952	Peloton Interactive, Inc., Class A (a)	876,390
14,471	Smith & Wesson Brands, Inc.	240,074
1,469	Sturm Ruger & Co., Inc.	98,217
11,129	Vista Outdoor, Inc. (a)	220,020
8,590	YETI Holdings, Inc. (a)	425,033
		2,464,302

	Life Sciences Tools & Services — 3.8%
3,122	10X Genomics, Inc., Class A (a)	427,402
4,803	Adaptive Biotechnologies Corp. (a)	221,322
4,567	Agilent Technologies, Inc.	466,245
35,087	Avantor, Inc. (a)	816,475
894	Bio-Rad Laboratories, Inc., Class A (a)	524,259
1,959	Bruker Corp.	83,336
1,719	Charles River Laboratories International, Inc. (a)	391,416
3,422	Luminex Corp.	75,421
2,787	Medpace Holdings, Inc. (a)	309,190
477	Mettler-Toledo International, Inc. (a)	476,003
4,020	NanoString Technologies, Inc. (a)	147,333
8,442	NeoGenomics, Inc. (a)	331,180
6,287	PerkinElmer, Inc.	814,481
2,303	PRA Health Sciences, Inc. (a)	224,404
5,325	Quanterix Corp. (a)	194,948
2,111	Repligen Corp. (a)	351,629
2,929	Syneos Health, Inc. (a)	155,471
1,430	Thermo Fisher Scientific, Inc.	676,562
		6,687,077

	Machinery — 1.8%
6,075	Altra Industrial Motion Corp.	259,767
3,312	Astec Industries, Inc.	168,250
1,677	Donaldson Co., Inc.	79,658
1,289	Douglas Dynamics, Inc.	43,968
547	ESCO Technologies, Inc.	45,778
8,467	Evoqua Water Technologies Corp. (a)	194,148

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
3,071	Federal Signal Corp.	$88,076
2,247	Franklin Electric Co., Inc.	134,213
2,538	Graco, Inc.	157,102
1,211	Helios Technologies, Inc.	50,668
1,634	Illinois Tool Works, Inc.	320,068
1,206	Kadant, Inc.	138,835
929	Lindsay Corp.	97,824
8,941	Navistar International Corp. (a)	385,447
801	Nordson Corp.	154,937
1,804	Proto Labs, Inc. (a)	213,016
5,218	Rexnord Corp.	167,394
730	Tennant Co.	43,523
3,710	Toro (The) Co.	304,591
1,320	Watts Water Technologies, Inc., Class A	146,216
		3,193,479

	Media — 0.5%
81	Cable One, Inc.	140,281
1,874	Cardlytics, Inc. (a)	138,339
5,459	New York Times (The) Co., Class A	216,504
28,669	Sirius XM Holdings, Inc.	164,273
5,109	TechTarget, Inc. (a)	223,774
		883,171

	Metals & Mining — 0.9%
30,433	Coeur Mining, Inc. (a)	215,162
6,617	Commercial Metals Co.	136,641
3,027	Compass Minerals International, Inc.	182,770
76,633	Hecla Mining Co.	350,979
9,949	Newmont Corp.	625,195
		1,510,747

	Mortgage Real Estate Investment Trusts — 0.3%
4,251	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	177,904
5,435	KKR Real Estate Finance Trust, Inc.	90,819
17,283	New York Mortgage Trust, Inc.	43,899
2,742	PennyMac Mortgage Investment Trust	41,048
11,946	Redwood Trust, Inc.	101,541
		455,211

	Multiline Retail — 0.8%
5,036	Big Lots, Inc.	239,714
3,764	Dollar General Corp.	785,584
3,565	Ollie’s Bargain Outlet Holdings, Inc. (a)	310,476
		1,335,774

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.8%
57,995	Antero Midstream Corp.	$332,311
8,222	Apache Corp.	68,243
6,822	Cheniere Energy, Inc. (a)	326,569
1,811	Cimarex Energy Co.	45,945
10,062	Comstock Resources, Inc. (a)	53,429
2,585	Diamondback Energy, Inc.	67,107
9,203	Equitrans Midstream Corp.	66,814
8,318	Parsley Energy, Inc., Class A	83,263
33,926	Range Resources Corp.	223,233
38,228	Southwestern Energy Co. (a)	102,069
		1,368,983

	Personal Products — 0.4%
7,197	elf Beauty, Inc. (a)	145,883
6,676	Herbalife Nutrition Ltd. (a)	301,355
1,366	Medifast, Inc.	191,909
1,795	USANA Health Sciences, Inc. (a)	135,792
		774,939

	Pharmaceuticals — 1.9%
2,350	Amphastar Pharmaceuticals, Inc. (a)	46,037
1,867	Arvinas, Inc. (a)	39,039
2,549	Bristol-Myers Squibb Co.	148,989
9,212	Catalent, Inc. (a)	808,537
7,596	Corcept Therapeutics, Inc. (a)	127,461
27,223	Endo International PLC (a)	124,409
10,158	Horizon Therapeutics PLC (a)	761,139
4,217	Innoviva, Inc. (a)	45,586
1,853	Merck & Co., Inc.	139,364
1,713	MyoKardia, Inc. (a)	382,907
2,989	Pacira BioSciences, Inc. (a)	156,325
3,574	Revance Therapeutics, Inc. (a)	92,495
2,115	Supernus Pharmaceuticals, Inc. (a)	38,831
2,788	Zoetis, Inc.	442,037
		3,353,156

	Professional Services — 0.8%
4,602	CoreLogic, Inc.	354,032
543	CoStar Group, Inc. (a)	447,220
979	Equifax, Inc.	133,731
1,469	FTI Consulting, Inc. (a)	144,638
10,302	Upwork, Inc. (a)	190,072
829	Verisk Analytics, Inc.	147,537
		1,417,230

	Real Estate Management & Development — 0.6%
5,567	eXp World Holdings, Inc. (a)	235,985
23,792	Realogy Holdings Corp. (a)	265,519
7,797	Redfin Corp. (a)	325,681
6,409	St Joe (The) Co. (a)	173,299
		1,000,484

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.8%
6,826	Avis Budget Group, Inc. (a)	$229,831
1,745	Old Dominion Freight Line, Inc.	332,196
2,469	Saia, Inc. (a)	364,573
12,637	Uber Technologies, Inc. (a)	422,202
		1,348,802

	Semiconductors & Semiconductor Equipment — 6.1%
3,250	ACM Research, Inc., Class A (a)	228,703
3,711	Advanced Energy Industries, Inc. (a)	250,381
9,625	Advanced Micro Devices, Inc. (a)	724,666
1,722	Ambarella, Inc. (a)	94,142
5,309	Applied Materials, Inc.	314,452
4,564	CEVA, Inc. (a)	184,020
3,463	Cirrus Logic, Inc. (a)	238,497
1,090	CMC Materials, Inc.	154,987
2,443	Cree, Inc. (a)	155,375
4,138	Diodes, Inc. (a)	239,301
4,714	Enphase Energy, Inc. (a)	462,396
4,189	Entegris, Inc.	313,212
5,303	FormFactor, Inc. (a)	150,340
2,081	Inphi Corp. (a)	290,841
793	KLA Corp.	156,364
1,390	Lam Research Corp.	475,491
5,377	Lattice Semiconductor Corp. (a)	187,657
6,868	MACOM Technology Solutions Holdings, Inc. (a)	250,682
11,612	Marvell Technology Group Ltd.	435,566
3,866	MaxLinear, Inc. (a)	102,217
1,426	MKS Instruments, Inc.	154,564
2,258	Monolithic Power Systems, Inc.	721,657
1,458	NVIDIA Corp.	730,983
7,066	PDF Solutions, Inc. (a)	132,417
2,811	Power Integrations, Inc.	169,250
6,117	Qorvo, Inc. (a)	779,061
5,364	QUALCOMM, Inc.	661,703
3,219	Rambus, Inc. (a)	44,390
1,470	Semtech Corp. (a)	80,688
3,168	Skyworks Solutions, Inc.	447,607
3,873	Synaptics, Inc. (a)	296,943
7,945	Teradyne, Inc.	697,968
1,076	Texas Instruments, Inc.	155,579
862	Universal Display Corp.	170,943
		10,653,043

	Software — 15.4%
9,198	2U, Inc. (a)	338,946
5,777	8x8, Inc. (a)	99,827
5,959	ACI Worldwide, Inc. (a)	173,824
1,287	Adobe, Inc. (a)	575,418
2,818	Alarm.com Holdings, Inc. (a)	164,374
3,149	Altair Engineering, Inc., Class A (a)	135,501
686	Alteryx, Inc., Class A (a)	85,990
6,221	Anaplan, Inc. (a)	344,332

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
965	ANSYS, Inc. (a)	$293,717
633	Appfolio, Inc., Class A (a)	90,437
2,775	Appian Corp. (a) (b)	175,658
1,230	Aspen Technology, Inc. (a)	135,066
1,366	Autodesk, Inc. (a)	321,748
3,620	Avalara, Inc. (a)	539,561
14,776	Avaya Holdings Corp. (a)	254,147
3,475	Blackline, Inc. (a)	339,438
1,045	Bottomline Technologies DE, Inc. (a)	41,507
4,485	Box, Inc., Class A (a)	69,518
4,323	Cadence Design Systems, Inc. (a)	472,807
3,572	CDK Global, Inc.	153,953
4,596	Cerence, Inc. (a)	250,850
3,819	Ceridian HCM Holding, Inc. (a)	329,274
1,116	Citrix Systems, Inc.	126,409
14,299	Cloudera, Inc. (a)	138,986
7,585	Cloudflare, Inc., Class A (a)	394,192
1,080	CommVault Systems, Inc. (a)	42,757
1,212	Cornerstone OnDemand, Inc. (a)	46,044
2,302	Coupa Software, Inc. (a)	616,245
5,746	Crowdstrike Holdings, Inc., Class A (a)	711,585
7,724	Datadog, Inc., Class A (a)	700,953
6,860	Digital Turbine, Inc. (a)	196,608
3,666	DocuSign, Inc. (a)	741,449
5,859	Domo, Inc., Class B (a)	186,140
4,043	Dropbox, Inc., Class A (a)	73,825
15,390	Dynatrace, Inc. (a)	543,421
2,887	Elastic N.V. (a)	292,771
4,036	Envestnet, Inc. (a)	309,723
1,239	Everbridge, Inc. (a)	129,711
361	Fair Isaac Corp. (a)	141,313
6,307	FireEye, Inc. (a)	87,289
2,402	Five9, Inc. (a)	364,431
1,304	Fortinet, Inc. (a)	143,923
2,700	HubSpot, Inc. (a)	783,189
1,413	Intuit, Inc.	444,643
2,250	J2 Global, Inc. (a)	152,730
7,488	LivePerson, Inc. (a)	400,308
1,631	Manhattan Associates, Inc. (a)	139,451
5,679	Medallia, Inc. (a)	161,568
731	Microsoft Corp.	148,006
4,978	Mimecast Ltd. (a)	190,209
3,747	Model N, Inc. (a)	132,007
1,381	New Relic, Inc. (a)	83,771
9,383	Nuance Communications, Inc. (a)	299,412
3,510	Nutanix, Inc., Class A (a)	85,433
4,286	OneSpan, Inc. (a)	93,992
5,287	Oracle Corp.	296,654
4,877	PagerDuty, Inc. (a)	132,167
1,884	Palo Alto Networks, Inc. (a)	416,722
1,014	Paycom Software, Inc. (a)	369,187
1,929	Paylocity Holding Corp. (a)	357,868

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
2,573	Pegasystems, Inc.	$298,159
7,484	Ping Identity Holding Corp. (a)	207,232
7,718	Pluralsight, Inc., Class A (a)	121,173
2,449	Progress Software Corp.	89,070
738	Proofpoint, Inc. (a)	70,656
2,824	PTC, Inc. (a)	236,877
2,559	Q2 Holdings, Inc. (a)	233,483
794	Qualys, Inc. (a)	69,753
5,086	Rapid7, Inc. (a)	314,976
1,149	RingCentral, Inc., Class A (a)	296,833
9,838	Sailpoint Technologies Holdings, Inc. (a)	408,375
3,140	salesforce.com, Inc. (a)	729,328
1,627	ServiceNow, Inc. (a)	809,546
3,151	Smartsheet, Inc., Class A (a)	157,077
11,484	SolarWinds Corp. (a)	234,618
1,678	Splunk, Inc. (a)	332,311
3,999	SPS Commerce, Inc. (a)	342,274
7,617	SS&C Technologies Holdings, Inc.	451,079
10,564	SVMK, Inc. (a)	221,105
2,154	Synopsys, Inc. (a)	460,654
10,312	Tenable Holdings, Inc. (a)	351,742
1,521	Trade Desk (The), Inc., Class A (a)	861,570
4,766	Upland Software, Inc. (a)	198,838
2,024	Varonis Systems, Inc. (a)	233,914
3,232	Verint Systems, Inc. (a)	156,817
2,934	Workday, Inc., Class A (a)	616,492
2,371	Workiva, Inc. (a)	131,140
5,918	Yext, Inc. (a)	98,120
6,134	Zendesk, Inc. (a)	680,506
1,679	Zoom Video Communications, Inc., Class A (a)	773,868
5,609	Zscaler, Inc. (a)	761,422
4,262	Zuora, Inc., Class A (a)	41,000
		27,050,993

	Specialty Retail — 3.7%
15,114	At Home Group, Inc. (a)	246,207
392	AutoZone, Inc. (a)	442,560
7,549	Camping World Holdings, Inc., Class A	199,596
3,538	Carvana Co. (a)	655,768
1,839	Five Below, Inc. (a)	245,212
5,204	Floor & Decor Holdings, Inc., Class A (a)	379,892
2,273	Home Depot (The), Inc.	606,232
4,758	Lowe’s Cos., Inc.	752,240
23,262	Michaels (The) Cos., Inc. (a)	188,655
4,699	National Vision Holdings, Inc. (a)	189,511
1,369	O’Reilly Automotive, Inc. (a)	597,705
6,011	Rent-A-Center, Inc.	185,740
1,017	RH (a)	340,929
4,592	Sleep Number Corp. (a)	290,949
5,505	Tractor Supply Co.	733,321

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
4,304	Williams-Sonoma, Inc.	$392,568
		6,447,085

	Technology Hardware, Storage & Peripherals — 0.5%
6,814	Apple, Inc.	741,772
1,776	NetApp, Inc.	77,948
5,059	Pure Storage, Inc., Class A (a)	81,450
		901,170

	Textiles, Apparel & Luxury Goods — 0.9%
5,256	Crocs, Inc. (a)	275,046
1,415	Deckers Outdoor Corp. (a)	358,519
24,717	Hanesbrands, Inc.	397,202
5,029	NIKE, Inc., Class B	603,882
		1,634,649

	Thrifts & Mortgage Finance — 0.5%
4,462	Flagstar Bancorp, Inc.	130,960
10,062	Mr. Cooper Group, Inc. (a)	212,107
7,428	NMI Holdings, Inc., Class A (a)	159,628
6,698	PennyMac Financial Services, Inc.	340,392
		843,087

	Tobacco — 0.0%
4,548	Vector Group Ltd.	41,796

	Trading Companies & Distributors — 0.9%
10,224	Fastenal Co.	441,983
7,552	HD Supply Holdings, Inc. (a)	301,023
3,192	SiteOne Landscape Supply, Inc. (a)	381,412
1,672	Watsco, Inc.	374,762
		1,499,180

	Water Utilities — 0.3%
2,179	American Water Works Co., Inc.	327,961
1,014	California Water Service Group	45,194
1,476	SJW Group	89,579
		462,734

	Wireless Telecommunication Services — 0.0%
992	Shenandoah Telecommunications Co.	43,271
	Total Common Stocks — 99.8%	$174,845,461
	(Cost $146,330,538)

Shares	Description	Value

	Money Market Funds — 0.5%
486,570	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	$486,570
344,825	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	344,825
	Total Money Market Funds — 0.5%	831,395
	(Cost $831,395)

Principal Value	Description	Value

	Repurchase Agreements — 1.6%
$2,791,572	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $2,791,584. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $2,845,783. (d)	2,791,572
	(Cost $2,791,572)

	Total Investments — 101.9%	178,468,428
	(Cost $149,953,505) (e)
	Net Other Assets and Liabilities — (1.9)%	(3,354,422)
	Net Assets — 100.0%	$175,114,006

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,952,164 and the total value of the collateral held by the Fund is $3,278,142.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,503,312 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,988,389. The net unrealized appreciation was $28,514,923.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$174,845,461	$—	$—
Money Market Funds	831,395	—	—
Repurchase Agreements	—	2,791,572	—
Total Investments	$175,676,856	$2,791,572	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.5%
1,448	Curtiss-Wright Corp.	$122,153
5,366	Hexcel Corp.	179,654
8,075	Howmet Aerospace, Inc.	139,294
959	Huntington Ingalls Industries, Inc.	141,433
2,684	Parsons Corp. (a)	84,600
3,741	Textron, Inc.	133,928
		801,062

	Air Freight & Logistics — 0.2%
532	XPO Logistics, Inc. (a)	47,880

	Airlines — 0.7%
2,457	Alaska Air Group, Inc.	93,096
7,944	JetBlue Airways Corp. (a)	95,089
1,295	United Airlines Holdings, Inc. (a)	43,849
		232,034

	Auto Components — 1.6%
4,647	BorgWarner, Inc.	162,552
498	Dorman Products, Inc. (a)	44,456
3,495	Gentex Corp.	96,707
847	LCI Industries	92,882
825	Lear Corp.	99,668
		496,265

	Automobiles — 0.2%
1,834	Harley-Davidson, Inc.	60,302

	Banks — 13.3%
8,443	Bank OZK	209,218
3,495	BOK Financial Corp.	205,296
4,706	Comerica, Inc.	214,170
800	Commerce Bancshares, Inc.	49,800
826	Community Bank System, Inc.	47,900
2,111	Cullen/Frost Bankers, Inc.	148,340
6,873	East West Bancorp, Inc.	250,727
706	First Citizens BancShares, Inc., Class A	326,666
9,545	First Horizon National Corp.	99,363
8,906	Home BancShares, Inc.	147,840
19,632	Huntington Bancshares, Inc.	204,958
17,460	People’s United Financial, Inc.	186,298
5,058	Pinnacle Financial Partners, Inc.	231,606
6,204	Popular, Inc.	261,809
2,605	Prosperity Bancshares, Inc.	143,562
1,627	Signature Bank	131,364
935	South State Corp.	57,409
10,630	Synovus Financial Corp.	276,380
7,707	TCF Financial Corp.	209,707
6,288	United Bankshares, Inc.	164,934
26,280	Valley National Bancorp	200,779
5,693	Western Alliance Bancorp	234,552
6,161	Zions Bancorp N.A.	198,815
		4,201,493

Shares	Description	Value

	Common Stocks (Continued)
	Beverages — 0.5%
4,023	Molson Coors Beverage Co., Class B	$141,851

	Biotechnology — 0.9%
2,228	United Therapeutics Corp. (a)	299,064

	Building Products — 0.8%
852	A.O. Smith Corp.	44,040
2,760	Builders FirstSource, Inc. (a)	83,628
2,389	UFP Industries, Inc.	119,235
		246,903

	Capital Markets — 4.3%
1,974	Affiliated Managers Group, Inc.	148,780
1,026	Cboe Global Markets, Inc.	83,403
2,360	Eaton Vance Corp.	141,104
10,461	Federated Hermes, Inc.	250,018
19,722	Invesco Ltd.	258,555
1,362	Lazard Ltd., Class A	45,859
1,856	Raymond James Financial, Inc.	141,873
3,560	Stifel Financial Corp.	208,118
3,912	Virtu Financial, Inc., Class A	83,639
		1,361,349

	Chemicals — 2.1%
5,862	CF Industries Holdings, Inc.	161,850
12,846	Element Solutions, Inc. (a)	150,555
2,026	Huntsman Corp.	49,212
263	NewMarket Corp.	94,072
2,848	Westlake Chemical Corp.	192,582
		648,271

	Commercial Services & Supplies — 0.8%
1,606	Clean Harbors, Inc. (a)	85,070
472	Tetra Tech, Inc.	47,629
713	UniFirst Corp.	116,797
		249,496

	Communications Equipment — 0.4%
6,280	Juniper Networks, Inc.	123,842

	Construction & Engineering — 2.1%
1,330	EMCOR Group, Inc.	90,693
5,333	MasTec, Inc. (a)	264,730
2,554	Quanta Services, Inc.	159,446
1,088	Valmont Industries, Inc.	154,442
		669,311

	Construction Materials — 0.1%
521	Eagle Materials, Inc.	44,415

	Consumer Finance — 1.7%
8,976	Ally Financial, Inc.	239,480
7,201	OneMain Holdings, Inc.	251,243

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
2,475	Santander Consumer USA Holdings, Inc.	$50,341
		541,064

	Containers & Packaging — 2.2%
398	AptarGroup, Inc.	45,408
6,389	Graphic Packaging Holding Co.	84,910
825	Packaging Corp. of America	94,454
2,448	Silgan Holdings, Inc.	84,334
2,644	Sonoco Products Co.	129,265
6,478	WestRock Co.	243,249
		681,620

	Distributors — 0.7%
6,492	LKQ Corp. (a)	207,679

	Diversified Consumer Services — 0.9%
1,689	Grand Canyon Education, Inc. (a)	132,367
5,526	H&R Block, Inc.	95,378
1,067	Service Corp. International	49,413
		277,158

	Diversified Financial Services — 2.6%
6,039	Cannae Holdings, Inc. (a)	223,322
12,337	Equitable Holdings, Inc.	265,122
12,502	Jefferies Financial Group, Inc.	243,914
1,878	Voya Financial, Inc.	90,013
		822,371

	Electric Utilities — 3.7%
4,349	ALLETE, Inc.	224,321
4,061	Hawaiian Electric Industries, Inc.	134,176
1,690	IDACORP, Inc.	148,264
7,320	NRG Energy, Inc.	231,458
2,414	Pinnacle West Capital Corp.	196,910
6,339	Portland General Electric Co.	249,123
		1,184,252

	Electrical Equipment — 1.2%
1,759	Acuity Brands, Inc.	156,797
1,341	EnerSys	96,016
1,439	Regal Beloit Corp.	141,957
		394,770

	Electronic Equipment, Instruments & Components — 2.1%
1,716	Arrow Electronics, Inc. (a)	133,659
8,708	Avnet, Inc.	214,826
1,255	FLIR Systems, Inc.	43,536
265	IPG Photonics Corp. (a)	49,280
1,313	Jabil, Inc.	43,513
1,286	SYNNEX Corp.	169,289
		654,103

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 5.1%
2,578	American Campus Communities, Inc.	$96,572
15,399	Brixmor Property Group, Inc.	168,773
8,450	Equity Commonwealth	223,249
8,342	Host Hotels & Resorts, Inc.	87,424
8,209	Hudson Pacific Properties, Inc.	158,105
1,683	JBG SMITH Properties	39,298
19,985	Kimco Realty Corp.	205,046
2,608	National Retail Properties, Inc.	83,482
2,367	Regency Centers Corp.	84,242
13,059	Sabra Health Care REIT, Inc.	171,857
4,852	SL Green Realty Corp.	207,714
2,667	Spirit Realty Capital, Inc.	80,143
		1,605,905

	Food & Staples Retailing — 0.4%
507	Casey’s General Stores, Inc.	85,465
2,025	US Foods Holding Corp. (a)	42,322
		127,787

	Food Products — 1.5%
2,379	Ingredion, Inc.	168,647
15,037	Pilgrim’s Pride Corp. (a)	251,720
16	Seaboard Corp.	55,120
		475,487

	Gas Utilities — 2.9%
3,326	National Fuel Gas Co.	132,907
6,662	New Jersey Resources Corp.	194,397
1,956	ONE Gas, Inc.	135,042
2,853	Southwest Gas Holdings, Inc.	187,499
1,692	Spire, Inc.	94,820
5,459	UGI Corp.	176,544
		921,209

	Health Care Equipment & Supplies — 0.1%
246	ICU Medical, Inc. (a)	43,736

	Health Care Providers & Services — 1.9%
6,106	Acadia Healthcare Co., Inc. (a)	217,679
693	Encompass Health Corp.	42,488
1,531	Henry Schein, Inc. (a)	97,341
2,102	Universal Health Services, Inc., Class B	230,274
		587,782

	Hotels, Restaurants & Leisure — 0.8%
2,964	Carnival Corp. (b)	40,637
10,346	MGM Resorts International	212,817
		253,454

	Household Durables — 3.1%
4,689	KB Home	151,220

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
1,093	Leggett & Platt, Inc.	$45,611
3,822	M.D.C. Holdings, Inc.	166,333
1,631	Meritage Homes Corp. (a)	142,044
2,306	Mohawk Industries, Inc. (a)	237,956
3,661	Taylor Morrison Home Corp. (a)	79,078
3,700	Toll Brothers, Inc.	156,436
		978,678

	Household Products — 0.1%
1,470	Reynolds Consumer Products, Inc.	41,513

	Independent Power and Renewable Electricity Producers — 0.8%
761	Ormat Technologies, Inc.	53,932
11,932	Vistra Corp.	207,259
		261,191

	Industrial Conglomerates — 0.4%
1,103	Carlisle Cos., Inc.	136,629

	Insurance — 9.0%
86	Alleghany Corp.	47,036
1,344	American Financial Group, Inc.	100,719
742	Assurant, Inc.	92,283
3,962	Athene Holding Ltd., Class A (a)	127,101
1,022	Axis Capital Holdings Ltd.	43,629
8,362	Brighthouse Financial, Inc. (a)	276,782
1,394	Enstar Group Ltd. (a)	239,587
684	Everest Re Group Ltd.	134,803
5,750	Fidelity National Financial, Inc.	179,918
4,420	First American Financial Corp.	197,088
1,690	Globe Life, Inc.	137,042
1,449	Hanover Insurance Group (The), Inc.	138,611
3,367	Kemper Corp.	207,609
2,873	Lincoln National Corp.	100,842
6,106	Old Republic International Corp.	99,406
796	Primerica, Inc.	87,751
1,419	Reinsurance Group of America, Inc.	143,347
1,749	Selective Insurance Group, Inc.	91,053
13,370	Unum Group	236,114
173	White Mountains Insurance Group Ltd.	157,141
		2,837,862

	Internet & Direct Marketing Retail — 0.1%
6,268	Qurate Retail, Inc., Series A	42,434

	IT Services — 0.8%
633	CACI International, Inc., Class A (a)	132,000
1,316	MAXIMUS, Inc.	88,935
574	Science Applications International Corp.	43,836
		264,771

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.1%
1,339	Acushnet Holdings Corp.	$45,700

	Machinery — 3.7%
3,842	Allison Transmission Holdings, Inc.	138,888
3,298	Flowserve Corp.	96,038
2,286	ITT, Inc.	138,326
490	John Bean Technologies Corp.	41,145
489	Lincoln Electric Holdings, Inc.	49,790
1,003	Middleby (The) Corp. (a)	99,838
2,450	Oshkosh Corp.	165,032
917	Snap-on, Inc.	144,455
3,320	Timken (The) Co.	198,204
1,123	Woodward, Inc.	89,335
		1,161,051

	Media — 2.1%
10,336	Discovery, Inc., Class A (a)	209,201
7,752	DISH Network Corp., Class A (a)	197,598
5,400	Interpublic Group of (The) Cos., Inc.	97,686
2,002	Nexstar Media Group, Inc., Class A	164,965
		669,450

	Metals & Mining — 1.5%
2,205	Reliance Steel & Aluminum Co.	240,323
7,860	Steel Dynamics, Inc.	247,433
		487,756

	Mortgage Real Estate Investment Trusts — 0.5%
2,049	Blackstone Mortgage Trust, Inc., Class A	44,463
8,947	Starwood Property Trust, Inc.	124,990
		169,453

	Multiline Retail — 0.8%
12,144	Kohl’s Corp.	258,546

	Multi-Utilities — 2.1%
3,365	Black Hills Corp.	190,661
10,001	MDU Resources Group, Inc.	237,624
2,046	NiSource, Inc.	46,996
3,701	NorthWestern Corp.	192,933
		668,214

	Oil, Gas & Consumable Fuels — 1.0%
6,850	HollyFrontier Corp.	126,794
44,014	Marathon Oil Corp.	174,295
		301,089

	Pharmaceuticals — 1.3%
316	Jazz Pharmaceuticals PLC (a)	45,536
15,173	Mylan N.V. (a)	220,615
2,941	Perrigo Co. PLC	129,022
		395,173

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.6%
2,124	ASGN, Inc. (a)	$141,628
1,375	Insperity, Inc.	105,298
1,227	ManpowerGroup, Inc.	83,276
1,700	Robert Half International, Inc.	86,173
1,517	TriNet Group, Inc. (a)	104,552
		520,927

	Real Estate Management & Development — 1.0%
781	Howard Hughes (The) Corp. (a)	48,570
2,352	Jones Lang LaSalle, Inc.	265,447
		314,017

	Road & Rail — 1.7%
506	AMERCO	175,663
4,423	Knight-Swift Transportation Holdings, Inc.	168,030
359	Landstar System, Inc.	44,767
4,287	Werner Enterprises, Inc.	162,992
		551,452

	Semiconductors & Semiconductor Equipment — 0.9%
20,092	Amkor Technology, Inc. (a)	238,090
680	First Solar, Inc. (a)	59,191
		297,281

	Specialty Retail — 2.7%
2,551	AutoNation, Inc. (a)	144,718
2,333	Dick’s Sporting Goods, Inc.	132,165
5,450	Foot Locker, Inc.	200,996
197	Lithia Motors, Inc., Class A	45,225
1,403	Murphy USA, Inc. (a)	171,573
2,833	Penske Automotive Group, Inc.	144,936
		839,613

	Technology Hardware, Storage & Peripherals — 0.7%
11,988	Xerox Holdings Corp.	208,351

	Textiles, Apparel & Luxury Goods — 0.7%
519	Carter’s, Inc.	42,273
517	Columbia Sportswear Co.	38,563
1,324	Ralph Lauren Corp.	88,509
1,489	Skechers U.S.A., Inc., Class A (a)	47,216
		216,561

	Thrifts & Mortgage Finance — 3.0%
6,080	Essent Group Ltd.	242,288
25,398	MGIC Investment Corp.	255,504
21,768	New York Community Bancorp, Inc.	180,892
15,402	Radian Group, Inc.	276,466
		955,150

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.3%
7,648	Air Lease Corp.	$208,332
2,134	MSC Industrial Direct Co., Inc., Class A	148,654
2,666	Univar Solutions, Inc. (a)	44,229
		401,215

	Transportation Infrastructure — 0.5%
6,695	Macquarie Infrastructure Corp.	172,731
	Total Common Stocks — 99.8%	31,598,723
	(Cost $32,984,324)

	Money Market Funds — 0.0%
5,212	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	5,212
	(Cost $5,212)

Principal Value	Description	Value

	Repurchase Agreements — 0.1%
$29,901	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $29,901. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $30,481. (d)	29,901
	(Cost $29,901)

	Total Investments — 99.9%	31,633,836
	(Cost $33,019,437) (e)
	Net Other Assets and Liabilities — 0.1%	40,887
	Net Assets — 100.0%	$31,674,723

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $36,332 and the total value of the collateral held by the Fund is $35,113.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,449,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,834,747. The net unrealized depreciation was $1,385,601.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$31,598,723	$—	$—
Money Market Funds	5,212	—	—
Repurchase Agreements	—	29,901	—
Total Investments	$31,603,935	$29,901	$—

* See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.0%
14,290	Aerojet Rocketdyne Holdings, Inc. (a)	$463,282
12,569	Axon Enterprise, Inc. (a)	1,243,074
20,245	BWX Technologies, Inc.	1,113,678
14,714	Mercury Systems, Inc. (a)	1,013,500
		3,833,534

	Auto Components — 0.3%
15,336	Fox Factory Holding Corp. (a)	1,289,451

	Automobiles — 0.5%
23,932	Thor Industries, Inc.	2,024,169

	Beverages — 1.5%
3,225	Boston Beer (The) Co., Inc., Class A (a)	3,351,355
33,520	National Beverage Corp. (a) (b)	2,624,281
		5,975,636

	Biotechnology — 10.0%
20,260	Acceleron Pharma, Inc. (a)	2,118,791
34,395	Alkermes PLC (a)	558,919
121,091	Amicus Therapeutics, Inc. (a)	2,159,053
15,241	Arena Pharmaceuticals, Inc. (a)	1,306,459
13,235	Arrowhead Pharmaceuticals, Inc. (a)	758,365
24,595	Blueprint Medicines Corp. (a)	2,515,577
31,200	ChemoCentryx, Inc. (a)	1,497,600
34,071	CRISPR Therapeutics AG (a)	3,128,399
27,578	Emergent BioSolutions, Inc. (a)	2,481,193
69,930	Exelixis, Inc. (a)	1,432,166
57,035	Fate Therapeutics, Inc. (a)	2,532,354
43,374	Halozyme Therapeutics, Inc. (a)	1,214,472
49,133	Inovio Pharmaceuticals, Inc. (a) (b)	483,960
88,667	Insmed, Inc. (a)	2,920,691
52,591	Invitae Corp. (a) (b)	2,062,093
10,297	Mirati Therapeutics, Inc. (a)	2,235,891
39,448	Natera, Inc. (a)	2,653,272
21,040	Novavax, Inc. (a)	1,698,138
617,822	OPKO Health, Inc. (a) (b)	2,174,733
27,736	Ultragenyx Pharmaceutical, Inc. (a)	2,787,468
		38,719,594

	Building Products — 2.3%
28,380	AAON, Inc.	1,657,676
45,640	Advanced Drainage Systems, Inc.	2,894,945
23,465	Simpson Manufacturing Co., Inc.	2,081,815
31,842	Trex Co., Inc. (a)	2,214,292
		8,848,728

	Capital Markets — 1.6%
14,099	Ares Management Corp., Class A	596,388
19,303	Houlihan Lokey, Inc.	1,210,298
22,302	LPL Financial Holdings, Inc.	1,782,599
10,644	Morningstar, Inc.	2,026,405

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
9,828	Tradeweb Markets, Inc., Class A	$535,429
		6,151,119

	Chemicals — 2.1%
19,151	Albemarle Corp.	1,785,065
5,837	Balchem Corp.	583,408
9,516	Quaker Chemical Corp.	1,815,558
18,638	Scotts Miracle-Gro (The) Co.	2,796,632
59,868	Valvoline, Inc.	1,177,603
		8,158,266

	Commercial Services & Supplies — 2.4%
279,048	ADT, Inc.	1,838,926
40,821	Casella Waste Systems, Inc., Class A (a)	2,203,926
15,168	Cimpress PLC (a)	1,113,331
43,783	IAA, Inc. (a)	2,477,680
12,744	MSA Safety, Inc.	1,681,189
		9,315,052

	Communications Equipment — 0.5%
14,360	Ciena Corp. (a)	565,640
15,174	Lumentum Holdings, Inc. (a)	1,254,738
		1,820,378

	Construction & Engineering — 0.5%
102,508	WillScot Mobile Mini Holdings Corp. (a)	1,904,599

	Consumer Finance — 0.6%
1,685	Credit Acceptance Corp. (a) (b)	502,332
5,570	LendingTree, Inc. (a)	1,802,396
		2,304,728

	Containers & Packaging — 2.1%
13,374	Avery Dennison Corp.	1,850,828
58,977	Berry Global Group, Inc. (a)	2,750,097
22,244	Crown Holdings, Inc. (a)	1,908,535
44,057	Sealed Air Corp.	1,744,217
		8,253,677

	Diversified Consumer Services — 0.1%
14,648	frontdoor, Inc. (a)	580,354

	Diversified Telecommunication Services — 0.8%
16,326	Bandwidth, Inc., Class A (a)	2,617,956
22,282	Iridium Communications, Inc. (a)	588,467
		3,206,423

	Electric Utilities — 0.4%
27,579	PNM Resources, Inc.	1,378,950

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.6%
14,714	Generac Holdings, Inc. (a)	$3,092,147
8,328	Hubbell, Inc.	1,211,807
36,976	Sunrun, Inc. (a)	1,923,492
		6,227,446

	Electronic Equipment, Instruments & Components — 0.7%
8,598	Dolby Laboratories, Inc., Class A	645,538
42,156	II-VI, Inc. (a)	1,916,833
		2,562,371

	Equity Real Estate Investment Trusts — 2.5%
40,024	American Homes 4 Rent, Class A	1,131,478
15,943	Americold Realty Trust	577,615
19,933	Cousins Properties, Inc.	507,893
35,278	CubeSmart	1,196,983
4,405	EastGroup Properties, Inc.	586,217
14,321	First Industrial Realty Trust, Inc.	570,119
15,431	Gaming and Leisure Properties, Inc.	560,917
21,276	Iron Mountain, Inc.	554,453
8,612	Lamar Advertising Co., Class A	533,599
5,413	Life Storage, Inc.	617,894
12,455	Rexford Industrial Realty, Inc.	578,659
18,693	STAG Industrial, Inc.	581,726
41,558	STORE Capital Corp.	1,068,041
10,409	Terreno Realty Corp.	585,819
		9,651,413

	Food & Staples Retailing — 1.4%
68,585	BJ’s Wholesale Club Holdings, Inc. (a)	2,626,119
43,485	Grocery Outlet Holding Corp. (a)	1,914,210
54,463	Sprouts Farmers Market, Inc. (a)	1,037,520
		5,577,849

	Food Products — 3.1%
13,730	Beyond Meat, Inc. (a)	1,955,564
79,100	Darling Ingredients, Inc. (a)	3,401,300
25,523	Freshpet, Inc. (a)	2,922,383
49,850	Hain Celestial Group (The), Inc. (a)	1,532,887
17,202	Lamb Weston Holdings, Inc.	1,091,467
6,375	Lancaster Colony Corp.	1,059,143
		11,962,744

	Health Care Equipment & Supplies — 3.6%
11,508	Globus Medical, Inc., Class A (a)	599,797
11,970	iRhythm Technologies, Inc. (a)	2,531,057
7,283	Neogen Corp. (a)	507,916
8,181	Nevro Corp. (a)	1,220,687
20,480	Novocure Ltd. (a)	2,500,608
5,862	Penumbra, Inc. (a)	1,530,158
30,228	STAAR Surgical Co. (a)	2,191,530

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
25,107	Tandem Diabetes Care, Inc. (a)	$2,736,663
		13,818,416

	Health Care Providers & Services — 3.0%
9,644	Amedisys, Inc. (a)	2,497,796
2,371	Chemed Corp.	1,134,097
25,495	Guardant Health, Inc. (a)	2,719,297
11,097	HealthEquity, Inc. (a)	571,384
10,725	LHC Group, Inc. (a)	2,322,499
93,016	Tenet Healthcare Corp. (a)	2,282,612
		11,527,685

	Health Care Technology — 1.0%
22,081	Inspire Medical Systems, Inc. (a)	2,637,134
15,266	Omnicell, Inc. (a)	1,321,272
		3,958,406

	Hotels, Restaurants & Leisure — 3.0%
6,632	Choice Hotels International, Inc.	579,305
10,437	Churchill Downs, Inc.	1,556,679
20,874	Dunkin’ Brands Group, Inc.	2,081,347
27,707	Papa John’s International, Inc.	2,122,356
39,197	Penn National Gaming, Inc. (a)	2,115,854
76,691	Wendy’s (The) Co.	1,675,698
12,511	Wingstop, Inc.	1,455,405
		11,586,644

	Household Durables — 2.5%
8,836	Helen of Troy Ltd. (a)	1,675,306
24,530	LGI Homes, Inc. (a)	2,621,766
31,949	Tempur Sealy International, Inc. (a)	2,843,461
16,695	TopBuild Corp. (a)	2,557,841
		9,698,374

	Household Products — 0.3%
29,124	Energizer Holdings, Inc.	1,146,029

	Independent Power and Renewable Electricity Producers — 0.6%
84,560	Clearway Energy, Inc., Class C	2,381,210

	Insurance — 1.5%
8,131	Erie Indemnity Co., Class A	1,893,466
14,983	Kinsale Capital Group, Inc.	2,808,863
6,714	RenaissanceRe Holdings Ltd.	1,085,788
		5,788,117

	Internet & Direct Marketing Retail — 2.1%
51,972	Chewy, Inc., Class A (a) (b)	3,201,475
39,227	Overstock.com, Inc. (a)	2,200,635
11,829	Stamps.com, Inc. (a)	2,640,706
		8,042,816

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 1.0%
30,420	Fastly, Inc., Class A (a)	$1,931,974
43,899	Genpact Ltd.	1,508,809
29,303	Perspecta, Inc.	525,403
		3,966,186

	Leisure Products — 1.3%
146,139	Mattel, Inc. (a)	2,012,334
62,881	YETI Holdings, Inc. (a)	3,111,352
		5,123,686

	Life Sciences Tools & Services — 4.7%
22,857	10X Genomics, Inc., Class A (a)	3,129,123
35,162	Adaptive Biotechnologies Corp. (a)	1,620,265
14,339	Bruker Corp.	609,981
12,585	Charles River Laboratories International, Inc. (a)	2,865,605
20,402	Medpace Holdings, Inc. (a)	2,263,398
61,798	NeoGenomics, Inc. (a)	2,424,336
16,855	PRA Health Sciences, Inc. (a)	1,642,351
15,454	Repligen Corp. (a)	2,574,173
21,443	Syneos Health, Inc. (a)	1,138,194
		18,267,426

	Machinery — 2.5%
12,279	Donaldson Co., Inc.	583,253
18,579	Graco, Inc.	1,150,040
65,449	Navistar International Corp. (a)	2,821,506
13,203	Proto Labs, Inc. (a)	1,559,010
38,198	Rexnord Corp.	1,225,392
27,155	Toro (The) Co.	2,229,426
		9,568,627

	Media — 0.4%
39,960	New York Times (The) Co., Class A	1,584,814

	Metals & Mining — 0.7%
560,966	Hecla Mining Co.	2,569,224

	Multiline Retail — 0.6%
26,099	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,272,962

	Oil, Gas & Consumable Fuels — 1.2%
424,537	Antero Midstream Corp.	2,432,597
60,183	Apache Corp.	499,519
18,924	Diamondback Energy, Inc.	491,267
67,370	Equitrans Midstream Corp.	489,106
60,891	Parsley Energy, Inc., Class A	609,519
		4,522,008

	Personal Products — 0.6%
48,869	Herbalife Nutrition Ltd. (a)	2,205,947

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 0.7%
12,544	MyoKardia, Inc. (a)	$2,803,960

	Professional Services — 0.9%
33,688	CoreLogic, Inc.	2,591,618
10,756	FTI Consulting, Inc. (a)	1,059,036
		3,650,654

	Real Estate Management & Development — 0.6%
57,076	Redfin Corp. (a)	2,384,064

	Road & Rail — 0.7%
18,075	Saia, Inc. (a)	2,668,954

	Semiconductors & Semiconductor Equipment — 6.4%
27,164	Advanced Energy Industries, Inc. (a)	1,832,755
25,350	Cirrus Logic, Inc. (a)	1,745,854
7,982	CMC Materials, Inc.	1,134,961
17,882	Cree, Inc. (a)	1,137,295
30,289	Diodes, Inc. (a)	1,751,613
34,504	Enphase Energy, Inc. (a)	3,384,497
30,669	Entegris, Inc.	2,293,121
15,232	Inphi Corp. (a)	2,128,824
39,359	Lattice Semiconductor Corp. (a)	1,373,629
50,275	MACOM Technology Solutions Holdings, Inc. (a)	1,835,038
10,436	MKS Instruments, Inc.	1,131,158
20,576	Power Integrations, Inc.	1,238,881
10,761	Semtech Corp. (a)	590,671
28,350	Synaptics, Inc. (a)	2,173,595
6,305	Universal Display Corp.	1,250,345
		25,002,237

	Software — 17.0%
67,328	2U, Inc. (a)	2,481,037
43,624	ACI Worldwide, Inc. (a)	1,272,512
20,630	Alarm.com Holdings, Inc. (a)	1,203,348
5,021	Alteryx, Inc., Class A (a)	629,382
45,537	Anaplan, Inc. (a)	2,520,473
9,004	Aspen Technology, Inc. (a)	988,729
25,433	Blackline, Inc. (a)	2,484,296
32,829	Box, Inc., Class A (a)	508,850
26,148	CDK Global, Inc.	1,126,979
104,673	Cloudera, Inc. (a)	1,017,422
55,523	Cloudflare, Inc., Class A (a)	2,885,530
29,592	Dropbox, Inc., Class A (a)	540,350
21,132	Elastic N.V. (a)	2,142,996
29,547	Envestnet, Inc. (a)	2,267,437
9,068	Everbridge, Inc. (a)	949,329
46,166	FireEye, Inc. (a)	638,938
17,579	Five9, Inc. (a)	2,667,086
16,469	J2 Global, Inc. (a)	1,117,916
54,813	LivePerson, Inc. (a)	2,930,303
11,936	Manhattan Associates, Inc. (a)	1,020,528

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
41,572	Medallia, Inc. (a)	$1,182,723
36,440	Mimecast Ltd. (a)	1,392,372
10,114	New Relic, Inc. (a)	613,515
68,689	Nuance Communications, Inc. (a)	2,191,866
25,695	Nutanix, Inc., Class A (a)	625,416
14,121	Paylocity Holding Corp. (a)	2,619,728
18,835	Pegasystems, Inc.	2,182,600
54,785	Ping Identity Holding Corp. (a)	1,516,997
5,399	Proofpoint, Inc. (a)	516,900
20,672	PTC, Inc. (a)	1,733,967
18,735	Q2 Holdings, Inc. (a)	1,709,381
5,815	Qualys, Inc. (a)	510,848
37,228	Rapid7, Inc. (a)	2,305,530
72,018	Sailpoint Technologies Holdings, Inc. (a)	2,989,467
23,065	Smartsheet, Inc., Class A (a)	1,149,790
84,063	SolarWinds Corp. (a)	1,717,407
29,277	SPS Commerce, Inc. (a)	2,505,818
77,331	SVMK, Inc. (a)	1,618,538
75,490	Tenable Holdings, Inc. (a)	2,574,964
14,813	Varonis Systems, Inc. (a)	1,711,938
23,658	Verint Systems, Inc. (a)	1,147,886
		65,911,092

	Specialty Retail — 2.6%
13,464	Five Below, Inc. (a)	1,795,290
38,099	Floor & Decor Holdings, Inc., Class A (a)	2,781,227
7,447	RH (a)	2,496,458
31,508	Williams-Sonoma, Inc.	2,873,844
		9,946,819

	Technology Hardware, Storage & Peripherals — 0.3%
13,002	NetApp, Inc.	570,658
37,032	Pure Storage, Inc., Class A (a)	596,215
		1,166,873

	Textiles, Apparel & Luxury Goods — 1.4%
10,360	Deckers Outdoor Corp. (a)	2,624,913
180,934	Hanesbrands, Inc.	2,907,610
		5,532,523

	Thrifts & Mortgage Finance — 0.6%
49,031	PennyMac Financial Services, Inc.	2,491,755

	Trading Companies & Distributors — 2.0%
55,279	HD Supply Holdings, Inc. (a)	2,203,421
23,367	SiteOne Landscape Supply, Inc. (a)	2,792,123
12,235	Watsco, Inc.	2,742,353
		7,737,897

Shares	Description	Value

	Common Stocks (Continued)

	Total Common Stocks — 99.8%	$387,071,886
	(Cost $356,468,402)

	Money Market Funds — 0.4%
1,597,662	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	1,597,662
	(Cost $1,597,662)

Principal Value	Description	Value

	Repurchase Agreements — 2.4%
$9,166,175	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $9,166,213. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $9,344,178. (d)	9,166,175
	(Cost $9,166,175)

	Total Investments — 102.6%	397,835,723
	(Cost $367,232,239) (e)
	Net Other Assets and Liabilities — (2.6)%	(10,228,144)
	Net Assets — 100.0%	$387,607,579

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,528,761 and the total value of the collateral held by the Fund is $10,763,837.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,105,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,501,639. The net unrealized appreciation was $30,603,484.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$387,071,886	$—	$—
Money Market Funds	1,597,662	—	—
Repurchase Agreements	—	9,166,175	—
Total Investments	$388,669,548	$9,166,175	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.6%
3,950	Kaman Corp.	$156,657
3,565	Moog, Inc., Class A	222,420
		379,077

	Air Freight & Logistics — 0.5%
1,317	Forward Air Corp.	82,931
4,513	Hub Group, Inc., Class A (a)	226,237
		309,168

	Airlines — 1.1%
12,886	SkyWest, Inc.	374,081
19,121	Spirit Airlines, Inc. (a)	335,956
		710,037

	Auto Components — 1.2%
7,146	Cooper Tire & Rubber Co.	245,751
24,988	Dana, Inc.	349,582
3,447	Standard Motor Products, Inc.	157,873
		753,206

	Banks — 24.7%
9,982	1st Source Corp.	334,297
13,513	Ameris Bancorp	395,931
30,492	Associated Banc-Corp.	417,436
10,601	Atlantic Union Bankshares Corp.	268,099
3,769	BancFirst Corp.	167,532
15,885	BancorpSouth Bank	371,868
1,494	Bank of Hawaii Corp.	90,596
14,050	BankUnited, Inc.	354,763
9,543	Banner Corp.	351,850
17,750	Cathay General Bancorp	417,658
4,263	CIT Group, Inc.	125,545
9,499	Columbia Banking System, Inc.	269,867
9,256	CVB Financial Corp.	161,980
14,364	Eagle Bancorp, Inc.	429,771
56,757	F.N.B. Corp.	429,083
3,006	FB Financial Corp.	88,677
58,975	First BanCorp	382,748
19,374	First Busey Corp.	348,538
32,054	First Financial Bancorp	458,372
21,276	First Hawaiian, Inc.	367,224
4,833	First Interstate BancSystem, Inc., Class A	170,605
13,293	First Merchants Corp.	347,080
35,696	First Midwest Bancorp, Inc.	447,985
32,995	Fulton Financial Corp.	362,615
4,015	Hancock Whitney Corp.	91,823
10,263	Heartland Financial USA, Inc.	338,063
18,698	Hilltop Holdings, Inc.	426,501
50,734	Hope Bancorp, Inc.	409,423
6,968	Independent Bank Group, Inc.	359,409
11,813	International Bancshares Corp.	326,984
42,404	Investors Bancorp, Inc.	358,738
5,739	NBT Bancorp, Inc.	157,134
22,488	OceanFirst Financial Corp.	336,645

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
18,036	Old National Bancorp	$252,143
3,749	Pacific Premier Bancorp, Inc.	95,600
1,878	Park National Corp.	172,119
6,775	Renasant Corp.	193,155
4,268	S&T Bancorp, Inc.	84,464
3,272	Sandy Spring Bancorp, Inc.	82,945
8,537	Seacoast Banking Corp. of Florida (a)	183,375
24,270	Simmons First National Corp., Class A	412,347
6,301	Southside Bancshares, Inc.	169,875
36,579	Sterling Bancorp	489,427
7,277	Texas Capital Bancshares, Inc. (a)	327,465
2,709	Tompkins Financial Corp.	151,677
18,771	TowneBank	341,257
12,570	TriCo Bancshares	363,650
10,580	Trustmark Corp.	247,466
3,141	UMB Financial Corp.	191,193
13,380	United Community Banks, Inc.	280,177
11,657	Webster Financial Corp.	375,472
10,605	WesBanco, Inc.	257,595
7,686	Wintrust Financial Corp.	378,382
		15,414,624

	Beverages — 0.1%
314	Coca-Cola Consolidated, Inc.	71,890

	Building Products — 0.4%
2,885	American Woodmark Corp. (a)	238,330

	Capital Markets — 1.5%
64,135	BGC Partners, Inc., Class A	189,198
3,460	Evercore, Inc., Class A	275,208
1,033	Piper Sandler Cos.	86,204
25,913	Waddell & Reed Financial, Inc., Class A	397,765
		948,375

	Chemicals — 3.3%
5,817	Avient Corp.	180,734
2,096	Cabot Corp.	79,669
3,362	H.B. Fuller Co.	152,131
4,581	Ingevity Corp. (a)	251,405
1,192	Innospec, Inc.	78,839
6,024	Minerals Technologies, Inc.	329,453
18,298	Olin Corp.	302,832
37,507	PQ Group Holdings, Inc. (a)	433,581
1,308	Sensient Technologies Corp.	85,582
1,412	Stepan Co.	164,413
		2,058,639

	Commercial Services & Supplies — 2.1%
6,624	BrightView Holdings, Inc. (a)	81,012
9,743	Covanta Holding Corp.	88,466
3,508	Healthcare Services Group, Inc.	80,263

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
7,218	HNI Corp.	$234,946
10,689	KAR Auction Services, Inc.	155,632
5,166	McGrath RentCorp	294,875
38,063	Steelcase, Inc., Class A	397,378
		1,332,572

	Communications Equipment — 0.9%
9,101	EchoStar Corp., Class A (a)	210,779
1,324	InterDigital, Inc.	74,118
2,451	NETGEAR, Inc. (a)	75,540
3,459	NetScout Systems, Inc. (a)	70,979
4,476	ViaSat, Inc. (a)	151,736
		583,152

	Construction & Engineering — 1.3%
6,982	Arcosa, Inc.	322,359
1,430	Dycom Industries, Inc. (a)	92,864
21,851	Granite Construction, Inc.	421,943
		837,166

	Construction Materials — 0.5%
18,613	Summit Materials, Inc., Class A (a)	329,264

	Consumer Finance — 1.9%
9,972	Encore Capital Group, Inc. (a)	318,406
2,691	FirstCash, Inc.	140,040
36,432	Navient Corp.	291,820
2,554	Nelnet, Inc., Class A	155,896
28,002	SLM Corp.	257,338
		1,163,500

	Containers & Packaging — 0.6%
8,502	Greif, Inc., Class A	345,096

	Distributors — 0.1%
2,610	Core-Mark Holding Co., Inc.	71,383

	Diversified Consumer Services — 1.8%
15,681	Adtalem Global Education, Inc. (a)	367,562
952	Graham Holdings Co., Class B	362,084
5,844	K12, Inc. (a)	139,496
25,151	Perdoceo Education Corp. (a)	283,955
		1,153,097

	Diversified Telecommunication Services — 0.5%
1,506	ATN International, Inc.	67,318
27,830	Liberty Latin America Ltd., Class C (a)	270,508
		337,826

	Electric Utilities — 0.4%
6,263	Otter Tail Corp.	240,186

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.1%
13,543	Atkore International Group, Inc. (a)	$280,205
4,511	AZZ, Inc.	151,524
4,880	Encore Wire Corp.	225,505
		657,234

	Electronic Equipment, Instruments & Components — 3.0%
2,103	ePlus, Inc. (a)	141,973
4,004	Insight Enterprises, Inc. (a)	213,613
5,068	Knowles Corp. (a)	72,219
13,502	Methode Electronics, Inc.	415,457
1,984	OSI Systems, Inc. (a)	153,085
3,749	PC Connection, Inc.	170,767
11,381	Sanmina Corp. (a)	278,152
13,491	TTM Technologies, Inc. (a)	160,138
14,549	Vishay Intertechnology, Inc.	235,985
		1,841,389

	Energy Equipment & Services — 0.6%
42,106	Archrock, Inc.	249,689
3,935	Cactus, Inc., Class A	66,895
5,154	Helmerich & Payne, Inc.	76,640
		393,224

	Entertainment — 0.2%
2,247	Madison Square Garden Entertainment Corp. (a)	146,055

	Equity Real Estate Investment Trusts — 9.4%
36,649	Acadia Realty Trust	341,935
49,099	American Finance Trust, Inc.	283,056
16,017	Apple Hospitality REIT, Inc.	158,568
21,909	Brandywine Realty Trust	191,923
6,921	Columbia Property Trust, Inc.	73,224
48,101	CoreCivic, Inc.	308,328
75,900	DiamondRock Hospitality Co.	374,946
109,322	Diversified Healthcare Trust	316,487
50,303	Empire State Realty Trust, Inc., Class A	270,630
5,598	EPR Properties	133,456
33,934	GEO Group (The), Inc.	300,655
13,293	Kite Realty Group Trust	137,716
56,673	Macerich (The) Co. (b)	394,444
31,996	Paramount Group, Inc.	184,937
24,569	Pebblebrook Hotel Trust	294,337
14,779	Retail Opportunity Investments Corp.	143,800
52,986	Retail Properties of America, Inc., Class A	277,647
17,774	RLJ Lodging Trust	145,391
48,404	Service Properties Trust	348,993
53,446	SITE Centers Corp.	363,967
39,590	Urban Edge Properties	372,146

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
22,690	Weingarten Realty Investors	$359,863
8,601	Xenia Hotels & Resorts, Inc.	70,872
		5,847,321

	Food & Staples Retailing — 0.7%
1,136	PriceSmart, Inc.	78,384
8,017	Weis Markets, Inc.	364,052
		442,436

	Food Products — 0.7%
1,967	Cal-Maine Foods, Inc. (a)	75,434
9,884	Fresh Del Monte Produce, Inc.	212,803
12,484	Hostess Brands, Inc. (a)	157,798
		446,035

	Gas Utilities — 0.1%
896	Chesapeake Utilities Corp.	87,100

	Health Care Equipment & Supplies — 0.3%
2,609	Integer Holdings Corp. (a)	152,496
5,960	Lantheus Holdings, Inc. (a)	64,726
		217,222

	Health Care Providers & Services — 1.2%
1,292	AMN Healthcare Services, Inc. (a)	84,342
5,078	Magellan Health, Inc. (a)	366,987
2,470	National HealthCare Corp.	156,351
7,394	Select Medical Holdings Corp. (a)	155,126
		762,806

	Health Care Technology — 0.3%
18,910	Allscripts Healthcare Solutions, Inc. (a)	190,613

	Hotels, Restaurants & Leisure — 0.4%
4,244	Hyatt Hotels Corp., Class A	234,014

	Household Durables — 1.7%
7,272	Century Communities, Inc. (a)	282,445
2,387	La-Z-Boy, Inc.	81,707
8,357	M/I Homes, Inc. (a)	341,968
21,213	TRI Pointe Group, Inc. (a)	348,530
		1,054,650

	Insurance — 4.8%
14,000	American Equity Investment Life Holding Co.	347,480
5,699	American National Group, Inc.	392,091
17,915	Assured Guaranty Ltd.	457,370
23,990	CNO Financial Group, Inc.	425,823
10,177	Employers Holdings, Inc.	325,766
3,194	FBL Financial Group, Inc., Class A	158,710
4,609	Horace Mann Educators Corp.	156,291

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
3,720	Mercury General Corp.	$151,441
4,828	ProAssurance Corp.	74,496
3,279	Safety Insurance Group, Inc.	229,530
7,039	Stewart Information Services Corp.	298,383
		3,017,381

	IT Services — 0.6%
2,234	ManTech International Corp., Class A	144,942
6,622	Sykes Enterprises, Inc. (a)	226,737
		371,679

	Machinery — 3.9%
699	Alamo Group, Inc.	84,111
4,575	Albany International Corp., Class A	233,050
8,614	Barnes Group, Inc.	316,134
1,075	Chart Industries, Inc. (a)	90,784
1,338	EnPro Industries, Inc.	78,969
2,564	Gorman-Rupp (The) Co.	79,612
13,090	Greenbrier (The) Cos., Inc.	353,168
14,702	Meritor, Inc. (a)	357,847
8,372	Mueller Industries, Inc.	242,202
14,815	Mueller Water Products, Inc., Class A	153,483
1,629	SPX Corp. (a)	69,053
9,936	TriMas Corp. (a)	241,743
7,893	Trinity Industries, Inc.	148,704
		2,448,860

	Marine — 0.5%
5,650	Matson, Inc.	293,517

	Media — 2.1%
12,458	AMC Networks, Inc., Class A (a) (b)	264,733
27,946	Gray Television, Inc. (a)	354,355
20,011	Sinclair Broadcast Group, Inc., Class A (b)	371,804
26,201	TEGNA, Inc.	315,198
		1,306,090

	Metals & Mining — 2.4%
16,160	Arconic Corp. (a)	351,318
4,227	Kaiser Aluminum Corp.	266,005
1,451	Materion Corp.	74,277
22,530	Warrior Met Coal, Inc.	337,950
9,436	Worthington Industries, Inc.	464,346
		1,493,896

	Mortgage Real Estate Investment Trusts — 1.0%
8,381	Apollo Commercial Real Estate Finance, Inc.	72,915
6,583	Arbor Realty Trust, Inc.	77,811
15,611	Broadmark Realty Capital, Inc.	155,641
9,208	Chimera Investment Corp.	76,887

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
31,816	Ladder Capital Corp.	$238,620
		621,874

	Multi-Utilities — 0.5%
9,023	Avista Corp.	299,744

	Oil, Gas & Consumable Fuels — 3.6%
31,083	CVR Energy, Inc.	342,224
20,353	Delek US Holdings, Inc.	204,751
37,270	Matador Resources Co. (a)	263,499
43,141	Murphy Oil Corp.	333,048
24,837	PDC Energy, Inc. (a)	296,057
7,204	Renewable Energy Group, Inc. (a)	406,306
18,160	World Fuel Services Corp.	382,268
		2,228,153

	Paper & Forest Products — 1.5%
5,674	Boise Cascade Co.	217,768
11,718	Domtar Corp.	279,826
12,663	Schweitzer-Mauduit International, Inc.	420,412
		918,006

	Personal Products — 0.7%
8,125	Edgewell Personal Care Co. (a)	213,038
2,022	Inter Parfums, Inc.	83,023
3,074	Nu Skin Enterprises, Inc., Class A	151,702
		447,763

	Pharmaceuticals — 0.3%
6,220	Prestige Consumer Healthcare, Inc. (a)	205,447

	Professional Services — 0.8%
6,731	CBIZ, Inc. (a)	152,592
3,681	ICF International, Inc.	240,700
2,605	Korn Ferry	78,645
		471,937

	Real Estate Management & Development — 1.0%
12,798	Forestar Group, Inc. (a)	212,959
15,602	Kennedy-Wilson Holdings, Inc.	205,634
5,593	Marcus & Millichap, Inc. (a)	174,669
		593,262

	Road & Rail — 1.3%
12,179	Heartland Express, Inc.	222,997
13,881	Marten Transport Ltd.	213,004
5,362	Ryder System, Inc.	264,132
6,225	Schneider National, Inc., Class B	137,324
		837,457

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 0.4%
6,996	Axcelis Technologies, Inc. (a)	$154,402
3,518	Ultra Clean Holdings, Inc. (a)	74,898
		229,300

	Software — 0.2%
6,781	Teradata Corp. (a)	124,567

	Specialty Retail — 1.9%
1,579	Asbury Automotive Group, Inc. (a)	162,605
11,110	Buckle (The), Inc.	266,195
3,483	Group 1 Automotive, Inc.	369,477
1,862	Monro, Inc.	78,316
26,067	Sally Beauty Holdings, Inc. (a)	218,181
3,629	Urban Outfitters, Inc. (a)	81,072
		1,175,846

	Technology Hardware, Storage & Peripherals — 0.8%
13,905	NCR Corp. (a)	282,549
8,580	Super Micro Computer, Inc. (a)	194,938
		477,487

	Textiles, Apparel & Luxury Goods — 0.1%
2,923	Wolverine World Wide, Inc.	77,956

	Thrifts & Mortgage Finance — 2.9%
13,208	Axos Financial, Inc. (a)	360,050
8,150	Capitol Federal Financial, Inc.	93,562
8,207	Northwest Bancshares, Inc.	87,569
18,568	Provident Financial Services, Inc.	251,968
7,261	Walker & Dunlop, Inc.	456,572
14,757	Washington Federal, Inc.	314,176
8,399	WSFS Financial Corp.	266,164
		1,830,061

	Tobacco — 0.6%
9,189	Universal Corp.	366,182

	Trading Companies & Distributors — 3.4%
2,794	Applied Industrial Technologies, Inc.	170,574
2,430	Beacon Roofing Supply, Inc. (a)	74,601
6,036	GATX Corp.	412,138
9,399	GMS, Inc. (a)	212,417
5,719	Herc Holdings, Inc. (a)	253,695
9,136	Rush Enterprises, Inc., Class A	327,434
3,155	Systemax, Inc.	89,697
9,462	Triton International Ltd.	348,959
5,147	WESCO International, Inc. (a)	212,262
		2,101,777

	Wireless Telecommunication Services — 1.2%
20,868	Telephone and Data Systems, Inc.	354,756

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services (Continued)
13,031	United States Cellular Corp. (a)	$379,463
		734,219
	Total Common Stocks — 99.7%	62,269,148
	(Cost $62,464,491)

	Money Market Funds — 0.2%
139,513	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	139,513
	(Cost $139,513)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$800,437	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $800,440. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $815,981. (d)	800,437
	(Cost $800,437)

	Total Investments — 101.2%	63,209,098
	(Cost $63,404,441) (e)
	Net Other Assets and Liabilities — (1.2)%	(762,681)
	Net Assets — 100.0%	$62,446,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $926,670 and the total value of the collateral held by the Fund is $939,950.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,191,054 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,386,397. The net unrealized depreciation was $195,343.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$62,269,148	$—	$—
Money Market Funds	139,513	—	—
Repurchase Agreements	—	800,437	—
Total Investments	$62,408,661	$800,437	$—

* See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.2%
3,290	AeroVironment, Inc. (a)	$251,225
30,726	Kratos Defense & Security Solutions, Inc. (a)	580,414
40,347	Maxar Technologies, Inc.	1,039,742
		1,871,381

	Air Freight & Logistics — 1.2%
32,122	Air Transport Services Group, Inc. (a)	900,701
16,525	Atlas Air Worldwide Holdings, Inc. (a)	977,619
		1,878,320

	Auto Components — 0.9%
34,222	American Axle & Manufacturing Holdings, Inc. (a)	229,972
13,996	Patrick Industries, Inc.	780,277
31,843	Workhorse Group, Inc. (a) (b)	489,745
		1,499,994

	Automobiles — 0.3%
11,464	Winnebago Industries, Inc.	538,235

	Banks — 1.9%
3,427	City Holding Co.	207,094
3,769	Independent Bank Corp.	215,926
4,794	Lakeland Financial Corp.	245,117
15,334	National Bank Holdings Corp., Class A	462,320
11,829	ServisFirst Bancshares, Inc.	436,490
5,802	Stock Yards Bancorp, Inc.	221,752
37,902	Umpqua Holdings Corp.	476,049
34,783	Veritex Holdings, Inc.	686,269
		2,951,017

	Biotechnology — 8.7%
60,985	Altimmune, Inc. (a)	698,278
13,808	Arcturus Therapeutics Holdings, Inc. (a)	746,737
23,482	Arcus Biosciences, Inc. (a)	511,908
48,957	Athenex, Inc. (a)	558,110
21,219	CareDx, Inc. (a)	1,040,792
32,299	Coherus Biosciences, Inc. (a)	538,424
18,590	Cytokinetics, Inc. (a)	285,728
16,534	Denali Therapeutics, Inc. (a)	707,325
10,976	Dicerna Pharmaceuticals, Inc. (a)	230,386
14,344	Editas Medicine, Inc. (a)	443,803
10,830	Esperion Therapeutics, Inc. (a) (b)	324,575
13,324	Heron Therapeutics, Inc. (a)	217,314
29,798	Intellia Therapeutics, Inc. (a)	713,364
21,953	Ironwood Pharmaceuticals, Inc. (a)	216,896
27,568	Karyopharm Therapeutics, Inc. (a)	408,558
31,958	MacroGenics, Inc. (a)	620,305
21,618	Mersana Therapeutics, Inc. (a)	389,556
58,039	NantKwest, Inc. (a) (b)	435,873

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
21,803	Retrophin, Inc. (a)	$441,293
62,686	Sangamo Therapeutics, Inc. (a)	648,173
72,200	Sorrento Therapeutics, Inc. (a) (b)	501,068
30,083	TG Therapeutics, Inc. (a)	760,197
29,573	Translate Bio, Inc. (a)	379,422
13,247	Twist Bioscience Corp. (a)	1,015,250
18,232	Veracyte, Inc. (a)	631,921
5,090	Xencor, Inc. (a)	195,354
		13,660,610

	Building Products — 2.0%
7,667	CSW Industrials, Inc.	655,759
15,449	Gibraltar Industries, Inc. (a)	887,545
41,199	Griffon Corp.	883,307
45,949	PGT Innovations, Inc. (a)	761,834
		3,188,445

	Capital Markets — 4.0%
20,646	Artisan Partners Asset Management, Inc., Class A	827,079
9,084	Assetmark Financial Holdings, Inc. (a)	192,126
62,403	Brightsphere Investment Group, Inc.	861,161
24,549	Focus Financial Partners, Inc., Class A (a)	896,284
3,058	Hamilton Lane, Inc., Class A	213,143
11,454	Moelis & Co., Class A	426,089
16,603	PJT Partners, Inc., Class A	1,123,359
15,736	StoneX Group, Inc. (a)	833,693
5,807	Virtus Investment Partners, Inc.	926,507
		6,299,441

	Chemicals — 0.4%
2,070	Chase Corp.	196,981
19,214	GCP Applied Technologies, Inc. (a)	419,058
		616,039

	Commercial Services & Supplies — 0.2%
4,806	Brink’s (The) Co.	205,841
6,043	US Ecology, Inc.	184,432
		390,273

	Communications Equipment — 2.0%
56,596	Calix, Inc. (a)	1,324,913
65,818	CommScope Holding Co., Inc. (a)	585,780
130,686	Infinera Corp. (a)	818,094
57,401	Inseego Corp. (a) (b)	499,389
		3,228,176

	Construction & Engineering — 1.3%
30,129	Ameresco, Inc., Class A (a)	1,156,652

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
19,537	Comfort Systems USA, Inc.	$894,795
		2,051,447

	Construction Materials — 0.7%
85,134	Forterra, Inc. (a)	1,110,999

	Consumer Finance — 0.3%
14,827	PRA Group, Inc. (a)	506,045

	Containers & Packaging — 0.5%
76,018	O-I Glass, Inc.	716,850

	Electrical Equipment — 2.1%
55,998	Bloom Energy Corp., Class A (a)	707,814
60,031	Plug Power, Inc. (a)	840,434
34,748	TPI Composites, Inc. (a)	1,150,854
7,622	Vicor Corp. (a)	594,516
		3,293,618

	Electronic Equipment, Instruments & Components — 1.4%
6,158	Badger Meter, Inc.	451,628
9,714	FARO Technologies, Inc. (a)	585,171
25,230	nLight, Inc. (a)	535,885
8,386	Plexus Corp. (a)	583,163
		2,155,847

	Energy Equipment & Services — 0.1%
244,709	Transocean Ltd. (a)	164,077

	Entertainment — 0.5%
52,445	Glu Mobile, Inc. (a)	375,506
9,944	World Wrestling Entertainment, Inc., Class A	361,564
		737,070

	Equity Real Estate Investment Trusts — 4.0%
11,097	CareTrust REIT, Inc.	189,759
8,606	Community Healthcare Trust, Inc.	398,458
8,813	Easterly Government Properties, Inc.	184,192
10,779	Essential Properties Realty Trust, Inc.	178,069
15,730	Four Corners Property Trust, Inc.	398,598
12,418	Global Net Lease, Inc.	176,708
17,036	Independence Realty Trust, Inc. (b)	206,987
27,085	Industrial Logistics Properties Trust	519,490
6,487	Innovative Industrial Properties, Inc.	756,579
3,029	Investors Real Estate Trust	204,185
16,721	iStar, Inc.	197,308
14,257	Monmouth Real Estate Investment Corp.	197,459
12,306	National Storage Affiliates Trust	417,050
18,152	NexPoint Residential Trust, Inc.	804,497

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
9,529	Office Properties Income Trust	$175,429
9,538	Safehold, Inc.	656,405
76,412	Uniti Group, Inc.	673,954
		6,335,127

	Food & Staples Retailing — 0.7%
42,414	Rite Aid Corp. (a) (b)	387,664
54,137	United Natural Foods, Inc. (a)	788,776
		1,176,440

	Food Products — 0.6%
36,236	B&G Foods, Inc. (b)	962,428

	Health Care Equipment & Supplies — 6.1%
4,949	AtriCure, Inc. (a)	171,037
19,715	Axonics Modulation Technologies, Inc. (a)	924,436
5,018	Cardiovascular Systems, Inc. (a)	178,892
31,543	Cerus Corp. (a)	165,601
21,230	CryoPort, Inc. (a)	852,172
70,865	GenMark Diagnostics, Inc. (a)	865,970
8,127	Glaukos Corp. (a)	454,462
5,995	Heska Corp. (a)	703,393
47,411	Meridian Bioscience, Inc. (a)	813,099
13,617	Merit Medical Systems, Inc. (a)	681,531
776	Mesa Laboratories, Inc.	202,854
33,075	OraSure Technologies, Inc. (a)	494,141
4,299	OrthoPediatrics Corp. (a)	191,735
13,275	Shockwave Medical, Inc. (a)	906,948
14,971	Silk Road Medical, Inc. (a)	907,243
50,717	SmileDirectClub, Inc. (a) (b)	451,381
20,427	Vapotherm, Inc. (a)	611,789
		9,576,684

	Health Care Providers & Services — 5.8%
6,269	Addus HomeCare Corp. (a)	611,666
8,831	BioTelemetry, Inc. (a)	376,024
6,933	CorVel Corp. (a)	632,428
41,242	Covetrus, Inc. (a)	1,018,265
17,635	Ensign Group (The), Inc.	1,037,643
24,724	MEDNAX, Inc. (a)	315,231
30,104	Option Care Health, Inc. (a)	401,286
40,074	Owens & Minor, Inc.	1,006,659
33,395	Patterson Cos., Inc.	830,701
24,454	PetIQ, Inc. (a)	698,406
12,260	Premier, Inc., Class A	401,270
58,675	R1 RCM, Inc. (a)	1,051,456
38,591	RadNet, Inc. (a)	559,956
2,273	US Physical Therapy, Inc.	180,317
		9,121,308

	Health Care Technology — 3.3%
81,085	Evolent Health, Inc., Class A (a)	805,985

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
16,186	Health Catalyst, Inc. (a)	$558,093
30,435	Inovalon Holdings, Inc., Class A (a)	577,961
46,497	NextGen Healthcare, Inc. (a)	632,359
25,055	Phreesia, Inc. (a)	926,283
13,352	Simulations Plus, Inc.	865,477
4,842	Tabula Rasa HealthCare, Inc. (a)	167,243
20,370	Vocera Communications, Inc. (a)	667,728
		5,201,129

	Hotels, Restaurants & Leisure — 1.9%
10,149	Jack in the Box, Inc.	812,529
28,824	Scientific Games Corp. (a)	918,909
6,242	Shake Shack, Inc., Class A (a)	421,460
19,828	Six Flags Entertainment Corp.	428,681
13,084	Wyndham Destinations, Inc.	426,931
		3,008,510

	Household Durables — 2.1%
2,231	Cavco Industries, Inc. (a)	384,044
9,891	Installed Building Products, Inc. (a)	895,531
7,803	iRobot Corp. (a)	620,963
22,127	Skyline Champion Corp. (a)	567,558
53,033	Sonos, Inc. (a)	774,282
		3,242,378

	Household Products — 0.5%
22,273	Central Garden & Pet Co., Class A (a)	788,241

	Independent Power and Renewable Electricity Producers — 0.5%
33,090	Sunnova Energy International, Inc. (a)	796,145

	Insurance — 2.1%
5,095	eHealth, Inc. (a)	341,925
9,298	Goosehead Insurance, Inc., Class A	1,139,377
9,653	Palomar Holdings, Inc. (a)	860,758
12,753	Trupanion, Inc. (a)	912,350
		3,254,410

	Interactive Media & Services — 0.8%
72,557	ANGI Homeservices, Inc., Class A (a)	769,104
15,331	EverQuote, Inc., Class A (a)	513,435
		1,282,539

	Internet & Direct Marketing Retail — 2.4%
40,347	1-800-Flowers.com, Inc., Class A (a)	800,081
55,632	RealReal (The), Inc. (a)	700,407
15,470	Shutterstock, Inc.	1,012,511

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
37,092	Stitch Fix, Inc., Class A (a) (b)	$1,277,078
		3,790,077

	IT Services — 3.3%
9,830	CSG Systems International, Inc.	372,360
175,310	Endurance International Group Holdings, Inc. (a)	1,018,551
17,067	EVERTEC, Inc.	567,990
16,198	Evo Payments, Inc., Class A (a)	341,292
8,979	ExlService Holdings, Inc. (a)	680,069
10,024	NIC, Inc.	224,738
18,835	Perficient, Inc. (a)	737,579
14,757	TTEC Holdings, Inc.	808,388
41,668	Verra Mobility Corp. (a)	400,430
		5,151,397

	Leisure Products — 2.5%
42,060	Callaway Golf Co.	651,509
16,242	Malibu Boats, Inc., Class A (a)	825,581
64,838	Smith & Wesson Brands, Inc.	1,075,663
6,581	Sturm Ruger & Co., Inc.	440,006
49,864	Vista Outdoor, Inc. (a)	985,811
		3,978,570

	Life Sciences Tools & Services — 1.2%
15,334	Luminex Corp.	337,961
18,010	NanoString Technologies, Inc. (a)	660,067
23,859	Quanterix Corp. (a)	873,478
		1,871,506

	Machinery — 4.0%
27,218	Altra Industrial Motion Corp.	1,163,842
14,838	Astec Industries, Inc.	753,770
5,773	Douglas Dynamics, Inc.	196,917
2,452	ESCO Technologies, Inc.	205,208
37,936	Evoqua Water Technologies Corp. (a)	869,872
13,760	Federal Signal Corp.	394,637
10,068	Franklin Electric Co., Inc.	601,362
5,425	Helios Technologies, Inc.	226,982
5,405	Kadant, Inc.	622,223
4,163	Lindsay Corp.	438,364
3,272	Tennant Co.	195,077
5,914	Watts Water Technologies, Inc., Class A	655,094
		6,323,348

	Media — 1.0%
8,393	Cardlytics, Inc. (a)	619,571
22,892	TechTarget, Inc. (a)	1,002,670
		1,622,241

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 1.5%
136,351	Coeur Mining, Inc. (a)	$964,002
29,650	Commercial Metals Co.	612,272
13,563	Compass Minerals International, Inc.	818,934
		2,395,208

	Mortgage Real Estate Investment Trusts — 1.3%
19,044	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	796,991
24,349	KKR Real Estate Finance Trust, Inc.	406,872
77,435	New York Mortgage Trust, Inc.	196,685
12,286	PennyMac Mortgage Investment Trust	183,921
53,525	Redwood Trust, Inc.	454,963
		2,039,432

	Multiline Retail — 0.7%
22,563	Big Lots, Inc.	1,073,999

	Oil, Gas & Consumable Fuels — 1.2%
8,115	Cimarex Energy Co.	205,878
45,082	Comstock Resources, Inc. (a)	239,385
152,005	Range Resources Corp.	1,000,193
171,279	Southwestern Energy Co. (a)	457,315
		1,902,771

	Personal Products — 1.3%
32,246	elf Beauty, Inc. (a)	653,626
6,118	Medifast, Inc.	859,518
8,043	USANA Health Sciences, Inc. (a)	608,453
		2,121,597

	Pharmaceuticals — 1.9%
10,530	Amphastar Pharmaceuticals, Inc. (a)	206,283
8,364	Arvinas, Inc. (a)	174,891
34,034	Corcept Therapeutics, Inc. (a)	571,090
121,971	Endo International PLC (a)	557,407
18,895	Innoviva, Inc. (a)	204,255
13,391	Pacira BioSciences, Inc. (a)	700,349
16,011	Revance Therapeutics, Inc. (a)	414,365
9,474	Supernus Pharmaceuticals, Inc. (a)	173,943
		3,002,583

	Professional Services — 0.5%
46,159	Upwork, Inc. (a)	851,634

	Real Estate Management & Development — 1.9%
24,944	eXp World Holdings, Inc. (a)	1,057,376
106,596	Realogy Holdings Corp. (a)	1,189,611
28,715	St Joe (The) Co. (a)	776,454
		3,023,441

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.7%
30,584	Avis Budget Group, Inc. (a)	$1,029,763

	Semiconductors & Semiconductor Equipment — 2.7%
14,561	ACM Research, Inc., Class A (a)	1,024,658
7,714	Ambarella, Inc. (a)	421,724
20,447	CEVA, Inc. (a)	824,423
23,762	FormFactor, Inc. (a)	673,653
17,318	MaxLinear, Inc. (a)	457,888
31,662	PDF Solutions, Inc. (a)	593,346
14,423	Rambus, Inc. (a)	198,893
		4,194,585

	Software — 7.3%
25,884	8x8, Inc. (a)	447,276
14,112	Altair Engineering, Inc., Class A (a)	607,239
2,837	Appfolio, Inc., Class A (a)	405,322
12,434	Appian Corp. (a) (b)	787,072
66,202	Avaya Holdings Corp. (a)	1,138,674
4,684	Bottomline Technologies DE, Inc. (a)	186,048
20,590	Cerence, Inc. (a)	1,123,802
4,839	CommVault Systems, Inc. (a)	191,576
5,430	Cornerstone OnDemand, Inc. (a)	206,286
30,736	Digital Turbine, Inc. (a)	880,894
26,253	Domo, Inc., Class B (a)	834,058
16,792	Model N, Inc. (a)	591,582
19,205	OneSpan, Inc. (a)	421,166
21,850	PagerDuty, Inc. (a)	592,135
34,580	Pluralsight, Inc., Class A (a)	542,906
10,974	Progress Software Corp.	399,124
21,354	Upland Software, Inc. (a)	890,889
10,625	Workiva, Inc. (a)	587,669
26,516	Yext, Inc. (a)	439,635
19,096	Zuora, Inc., Class A (a)	183,704
		11,457,057

	Specialty Retail — 3.7%
67,718	At Home Group, Inc. (a)	1,103,126
33,825	Camping World Holdings, Inc., Class A	894,333
104,224	Michaels (The) Cos., Inc. (a)	845,256
21,051	National Vision Holdings, Inc. (a)	848,987
26,933	Rent-A-Center, Inc.	832,230
20,574	Sleep Number Corp. (a)	1,303,569
		5,827,501

	Textiles, Apparel & Luxury Goods — 0.8%
23,548	Crocs, Inc. (a)	1,232,267

	Thrifts & Mortgage Finance — 1.4%
19,991	Flagstar Bancorp, Inc.	586,736
45,084	Mr. Cooper Group, Inc. (a)	950,371

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
33,280	NMI Holdings, Inc., Class A (a)	$715,187
		2,252,294

	Tobacco — 0.1%
20,377	Vector Group Ltd.	187,265

	Water Utilities — 0.4%
4,545	California Water Service Group	202,571
6,615	SJW Group	401,464
		604,035

	Wireless Telecommunication Services — 0.1%
4,443	Shenandoah Telecommunications Co.	193,804
	Total Common Stocks — 100.0%	157,729,598
	(Cost $151,276,390)

	Money Market Funds — 0.5%
852,235	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	852,235
	(Cost $852,235)

Principal Value	Description	Value

	Repurchase Agreements — 3.1%
$4,889,477	JPMorgan Chase & Co., 0.05% (c), dated 10/30/20, due 11/02/20, with a maturity value of $4,889,497. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 01/31/25. The value of the collateral including accrued interest is $4,984,429. (d)	4,889,477
	(Cost $4,889,477)

	Total Investments — 103.6%	163,471,310
	(Cost $157,018,102) (e)
	Net Other Assets and Liabilities — (3.6)%	(5,732,364)
	Net Assets — 100.0%	$157,738,946

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,337,479 and the total value of the collateral held by the Fund is $5,741,712.
(c)	Rate shown reflects yield as of October 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,467,866 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,014,658. The net unrealized appreciation was $6,453,208.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$157,729,598	$—	$—
Money Market Funds	852,235	—	—
Repurchase Agreements	—	4,889,477	—
Total Investments	$158,581,833	$4,889,477	$—

* See Portfolio of Investments for industry breakout.

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Air Freight & Logistics — 6.8%
2,550	FedEx Corp.	$661,649
3,849	United Parcel Service, Inc., Class B	604,716
		1,266,365

	Automobiles — 1.3%
598	Tesla, Inc. (a)	232,048

	Banks — 8.7%
15,976	Bank of America Corp.	378,631
11,903	Citigroup, Inc.	493,022
3,998	JPMorgan Chase & Co.	391,964
16,370	Wells Fargo & Co.	351,137
		1,614,754

	Biotechnology — 0.6%
505	Amgen, Inc.	109,555

	Capital Markets — 3.4%
1,277	Goldman Sachs Group (The), Inc.	241,404
7,960	Morgan Stanley	383,274
		624,678

	Communications Equipment — 3.2%
16,284	Cisco Systems, Inc.	584,595

	Diversified Financial Services — 0.7%
602	Berkshire Hathaway, Inc., Class B (a)	121,544

	Diversified Telecommunication Services — 5.3%
17,999	AT&T, Inc.	486,333
8,626	Verizon Communications, Inc.	491,596
		977,929

	Entertainment — 0.7%
257	Netflix, Inc. (a)	122,265

	Food & Staples Retailing — 2.8%
1,084	Costco Wholesale Corp.	387,660
917	Walmart, Inc.	127,234
		514,894

	Health Care Providers & Services — 8.9%
2,388	Anthem, Inc.	651,446
10,983	CVS Health Corp.	616,037
1,234	UnitedHealth Group, Inc.	376,543
		1,644,026

	Industrial Conglomerates — 2.1%
1,602	3M Co.	256,256
779	Honeywell International, Inc.	128,496
		384,752

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services — 1.4%
980	Facebook, Inc., Class A (a)	$257,848

	Internet & Direct Marketing Retail — 2.0%
122	Amazon.com, Inc. (a)	370,410

	IT Services — 6.5%
2,109	International Business Machines Corp.	235,491
1,953	PayPal Holdings, Inc. (a)	363,512
3,946	Square, Inc., Class A (a)	611,156
		1,210,159

	Life Sciences Tools & Services — 1.5%
581	Thermo Fisher Scientific, Inc.	274,883

	Machinery — 2.1%
860	Caterpillar, Inc.	135,063
1,158	Deere & Co.	261,604
		396,667

	Media — 5.2%
822	Charter Communications, Inc., Class A (a)	496,340
11,093	Comcast Corp., Class A	468,568
		964,908

	Multiline Retail — 3.4%
4,075	Target Corp.	620,296

	Oil, Gas & Consumable Fuels — 3.3%
1,782	Chevron Corp.	123,849
14,947	Exxon Mobil Corp.	487,571
		611,420

	Pharmaceuticals — 4.6%
3,093	Merck & Co., Inc.	232,625
17,478	Pfizer, Inc.	620,119
		852,744

	Semiconductors & Semiconductor Equipment — 8.8%
6,259	Advanced Micro Devices, Inc. (a)	471,240
12,388	Intel Corp.	548,541
948	NVIDIA Corp.	475,289
1,090	QUALCOMM, Inc.	134,462
		1,629,532

	Software — 7.4%
262	Adobe, Inc. (a)	117,140
1,531	salesforce.com, Inc. (a)	355,605
794	ServiceNow, Inc. (a)	395,071

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
1,092	Zoom Video Communications, Inc., Class A (a)	$503,314
		1,371,130

	Specialty Retail — 4.6%
924	Home Depot (The), Inc.	246,440
3,867	Lowe’s Cos., Inc.	611,373
		857,813

	Technology Hardware, Storage & Peripherals — 2.6%
4,431	Apple, Inc.	482,359

	Textiles, Apparel & Luxury Goods — 0.7%
1,022	NIKE, Inc., Class B	122,722

	Wireless Telecommunication Services — 1.3%
2,244	T-Mobile US, Inc. (a)	245,875

	Total Investments — 99.9%	18,466,171
	(Cost $18,426,893) (b)
	Net Other Assets and Liabilities — 0.1%	21,570
	Net Assets — 100.0%	$18,487,741

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,658,601 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,619,323. The net unrealized appreciation was $39,278.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,466,171	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ AlphaDEX® Large Cap Core Index, NASDAQ AlphaDEX® Mid Cap Core Index, NASDAQ AlphaDEX® Small Cap Core Index, NASDAQ AlphaDEX® Large Cap Value Index, NASDAQ AlphaDEX® Large Cap Growth Index, NASDAQ AlphaDEX® Multi Cap Value Index, NASDAQ AlphaDEX® Multi Cap Growth Index, NASDAQ AlphaDEX® Mid Cap Value Index, NASDAQ AlphaDEX® Mid Cap Growth Index, NASDAQ AlphaDEX® Small Cap Value Index, NASDAQ AlphaDEX® Small Cap Growth Index, NASDAQ AlphaDEX® Mega Cap Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.